Variable Annuity-1 Series

Account of Empower Annuity

Insurance Company of

America

Financial Statements December 31, 2022

Index

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of
Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-1 Series Account (the Separate Account) of Empower Annuity Insurance Company of America as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 10, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 10, 2023

Appendix A

The subaccounts that comprise Variable Annuity-1 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Growth and Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AB VPS International Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AB VPS International Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AB VPS Large Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AB VPS Small/Mid Cap Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Balanced Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Capital Appreciation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Large Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Mid Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

AllSpring VT Discovery Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AllSpring VT Omega Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AllSpring VT Opportunity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alps Red Rocks Listed Private Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Balanced Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Income & Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP International Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

American Funds IS Global Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Small Capitalization Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth-Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS International Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS New World Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock 60/40 Target Allocation Etf VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock Global Allocation VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon IP Midcap Stock Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon VIF Appreciation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon VIF Growth and Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon VIF Opportunistic Small Cap Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Clearbridge Variable Large Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Mid Cap Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Small Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio – Emerging Markets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio – Large Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Seligman Global Technology Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio – Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP Emerging Markets Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP International Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP Small Cap Value Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP Smid Cap Core Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Delaware VIP Value Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA Us Targeted Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Capital Growth VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Core Equity VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Croci® U.S. VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Global Small Cap VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Cap Index VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Mid Cap Growth VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Mid Cap Value VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Ariel Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Bond Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2015 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2020 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2025 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2030 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2035 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2040 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2045 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Lifetime 2050 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2055 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2060 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For the period from January 7, 2021 (commencement of operations) to December 31, 2022
Empower Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderate Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Multi-Sector Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Real Estate Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Securefoundation® Balanced Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower T. Rowe Price Mid Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Fund for U.S. Government Securities Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Hermes Managed Volatility Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Small Cap Value VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco Oppenheimer V.I. Global Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco Oppenheimer V.I. International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco Oppenheimer V.I. Main Street Small Cap Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Comstock Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Core Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Invesco V.I. Growth & Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. High Yield Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Mid Cap Core Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Small Cap Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Technology Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Ivy VIP International Core Equity	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Balanced Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Balanced Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Flexible Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Flexible Bond Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Janus Henderson VIT Global Research Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Global Technology and Innovation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Overseas Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Overseas Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Research Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
JP Morgan Insurance Trust Core Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
JP Morgan Insurance Trust Small Cap Core Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lazard Retirement Emerging Markets Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lazard Retirement Short Duration Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
LVIP Baron Growth Opportunities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

MFS VIT II Core Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II International Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II International Intrinsic Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT III Blended Research Small Cap Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT III Mid Cap Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT Utilities Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Morgan Stanley VIF U.S. Real Estate Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Neuberger Berman AMT Sustainable Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
NVIT Mid Cap Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pimco VIT Commodity Real Return Strategy Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Pimco VIT Emerging Markets Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pimco VIT High Yield Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pimco VIT Low Duration Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pimco VIT Real Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pimco VIT Total Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pioneer Bond VCT Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pioneer Fund VCT Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pioneer Mid Cap Value VCT Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pioneer Select Mid Cap Growth VCT Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Prudential Series Fund Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Prudential Series Fund Natural Resources Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Putnam VT Equity Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Global Asset Allocation Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Global Health Care Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT International Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT International Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Mortgage Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Multi-Cap Core Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Royce Capital Fund – Small-Cap Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Schwab Government Money Market Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Schwab S&P 500 Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Schwab VIT Balanced Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Schwab VIT Balanced With Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Schwab VIT Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Health Sciences Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Health Sciences Portfolio Class II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Foreign VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Global Bond VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Third Avenue Value Portfolio Variable Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Touchstone VST Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Touchstone VST Common Stock Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Touchstone VST Common Stock Fund Class SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Touchstone VST Small Company Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Van Eck VIP Unconstrained Emerging Markets Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Van Eck VIP Global Resources	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Capital Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Diversified Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Small Company Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	AB VPS Growth and Income Portfolio	AB VPS International Growth Portfolio	AB VPS International Value Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Alger Balanced Portfolio	Alger Capital Appreciation Portfolio

ASSETS:
Investments at fair value (1)	$10,972,454	$6,562,033	$1,438,687	$14,856,661	$3,919,037	$955,761	$2,927,691

Due from contract owners		-	-	2,240	13,772	-	-
Due from the fund manager	207	1,563	28	-	-	18	51
Due from the Company	-	34,478	5,182	4,988	207	16,432	234
Total receivables	207	36,042	5,210	7,228	13,979	16,450	285

Total assets	10,972,662	6,598,075	1,443,898	14,863,889	3,933,015	972,210	2,927,976

LIABILITIES:
Due to contracts owners	207	1,563	28	-	-	18	51
Due to the fund manager	-	-	-	2,240	13,772	-	-
Due to the Company	2,196	-	-	-	-	-	-
Total liabilities	2,403	1,563	28	2,240	13,772	18	51

NET ASSETS	$10,970,258	$6,596,512	$1,443,869	$14,861,649	$3,919,243	$972,192	$2,927,925

Fair value per share (NAV)	$29.00	$16.46	$12.95	$58.90	$16.62	$16.40	$54.65
Shares outstanding in the Separate Account	378,361	398,665	111,096	252,235	235,802	58,278	53,572

(1) Investments in mutual fund shares, at cost	$10,834,894	$7,788,165	$1,554,116	$18,467,201	$4,624,678	$770,409	$4,809,404

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Allspring VT Discovery Fund	Allspring VT Omega Growth Fund	Allspring VT Opportunity Fund	Alps Red Rocks Listed Private Equity Portfolio	American Century Investments VP Balanced Fund

ASSETS:
Investments at fair value (1)	$25,495,306	$3,968,697	$7,051,678	$1,902,432	$5,051,391	$166,921	$28,041,088

Due from contract owners	-	-	-	-	-	40	76,770
Due from the fund manager	1,579	283	2,608	39	101	-	-
Due from the Company	120,299	3,692	14,314	46,691	28,311	-	15,933
Total receivables	121,877	3,975	16,922	46,730	28,412	40	92,703

Total assets	25,617,184	3,972,672	7,068,600	1,949,162	5,079,803	166,960	28,133,791

LIABILITIES:
Due to contracts owners	1,579	283	2,608	39	101	-	-
Due to the fund manager	-	-	-	-	-	40	76,770
Due to the Company	-	-	-	-	-	-	-
Total liabilities	1,579	283	2,608	39	101	40	76,770

NET ASSETS	$25,615,605	$3,972,389	$7,065,992	$1,949,123	$5,079,702	$166,921	$28,057,021

Fair value per share (NAV)	$47.05	$13.68	$17.03	$19.87	$22.32	$8.83	$6.70
Shares outstanding in the Separate Account	541,877	290,109	414,074	95,744	226,317	18,904	4,185,237

(1) Investments in mutual fund shares, at cost	$39,543,069	$6,556,935	$11,929,084	$3,060,841	$5,786,525	$241,071	$32,556,092

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Century Investments VP Income & Growth Fund	American Century Investments VP International Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Bond Fund	American Funds IS Global Bond Fund	American Funds IS Global Growth Fund

ASSETS:
Investments at fair value (1)	$10,131,578	$6,754,544	$11,295,520	$22,738,400	$2,234,227	$135,661	$1,911,976

Due from contract owners	298	-	15,557	-	-	-	-
Due from the fund manager	-	12,993	-	1,017	33	2	792
Due from the Company	6,671	11,466	14,170	31,956	-	-	-
Total receivables	6,969	24,459	29,727	32,973	33	2	792

Total assets	10,138,547	6,779,003	11,325,246	22,771,372	2,234,259	135,663	1,912,768

LIABILITIES:
Due to contracts owners	-	12,993	-	1,017	33	2	792
Due to the fund manager	298	-	15,557	-	-	-	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	298	12,993	15,557	1,017	33	2	792

NET ASSETS	$10,138,249	$6,766,009	$11,309,690	$22,770,355	$2,234,227	$135,661	$1,911,976

Fair value per share (NAV)	$7.17	$9.53	$21.17	$12.45	$9.27	$9.45	$30.18
Shares outstanding in the Separate Account	1,413,051	708,766	533,563	1,826,377	241,017	14,356	63,352

(1) Investments in mutual fund shares, at cost	$12,836,209	$8,124,914	$11,295,852	$20,505,133	$2,715,950	$138,726	$2,169,577

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS Global Small Capitalization Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation Etf VI Fund	Blackrock Global Allocation VI Fund	BNY Mellon IP Midcap Stock Portfolio

ASSETS:
Investments at fair value (1)	$219,310	$3,785,630	$2,421,280	$2,462,237	$664,639	$7,853,306	$2,628,971

Due from contract owners	-	-	-	-	-	-	-
Due from the fund manager	4	67	3,328	1,705	11	435	49
Due from the Company	-	-	-	-	-	62	3,373
Total receivables	4	67	3,328	1,705	11	497	3,422

Total assets	219,315	3,785,697	2,424,607	2,463,942	664,650	7,853,803	2,632,393

LIABILITIES:
Due to contracts owners	4	67	3,328	1,705	11	435	49
Due to the fund manager	-	-	-	-	-	-	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	4	67	3,328	1,705	11	435	49

NET ASSETS	$219,310	$3,785,630	$2,421,280	$2,462,237	$664,639	$7,853,369	$2,632,344

Fair value per share (NAV)	$15.30	$48.72	$15.23	$22.02	$11.61	$14.77	$16.46
Shares outstanding in the Separate Account	14,334	77,702	158,981	111,818	57,247	531,707	159,719

(1) Investments in mutual fund shares, at cost	$332,933	$3,864,519	$3,156,968	$2,843,085	$743,875	$9,159,596	$2,946,183

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	BNY Mellon VIF Opportunistic Small Cap Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Emerging Markets Fund

ASSETS:
Investments at fair value (1)	$8,921,585	$5,792,056	$548,370	$543,332	$254,446	$1,914,457	$394,614

Due from contract owners	-	-	-	-	-	134	-
Due from the fund manager	185	116	10	10	27	-	7
Due from the Company	66,527	7,185	-	-	-	-	-
Total receivables	66,712	7,301	10	10	27	134	7

Total assets	8,988,297	5,799,357	548,380	543,342	254,473	1,914,590	394,621

LIABILITIES:
Due to contracts owners	185	116	10	10	27	-	7
Due to the fund manager	-	-	-	-	-	134	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	185	116	10	10	27	134	7

NET ASSETS	$8,988,112	$5,799,240	$548,370	$543,332	$254,446	$1,914,457	$394,614

Fair value per share (NAV)	$31.93	$28.87	$39.39	$27.07	$20.36	$25.23	$8.81
Shares outstanding in the Separate Account	279,411	200,625	13,922	20,071	12,497	75,880	44,792

(1) Investments in mutual fund shares, at cost	$10,861,395	$5,939,760	$653,711	$673,862	$318,106	$2,757,289	$535,273

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Seligman Global Technology Fund II	Columbia Variable Portfolio - Small Cap Value Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series	Delaware VIP Small Cap Value Series	Delaware VIP Smid Cap Core Series

ASSETS:
Investments at fair value (1)	$3,984,931	$14,441,993	$1,426,020	$3,841,573	$237,739	$18,800,494	$6,956,219

Due from contract owners	-	-	-	-	-	-	-
Due from the fund manager	8,724	400	28	38	4	369	134
Due from the Company	5,944	19,618	651	-	-	29,189	9,360
Total receivables	14,669	20,018	680	38	4	29,557	9,494

Total assets	3,999,599	14,462,011	1,426,700	3,841,610	237,743	18,830,051	6,965,713

LIABILITIES:
Due to contracts owners	8,724	400	28	38	4	368	134
Due to the fund manager	-	-	-	-	-	-	-
Due to the Company	-	-	-	53,407	-	-	-
Total liabilities	8,724	400	28	53,444	4	368	134

NET ASSETS	$3,990,875	$14,461,611	$1,426,671	$3,788,166	$237,739	$18,829,683	$6,965,578

Fair value per share (NAV)	$25.23	$17.55	$11.35	$19.70	$14.94	$37.06	$23.40
Shares outstanding in the Separate Account	157,944	822,906	125,641	195,004	15,913	507,299	297,338

(1) Investments in mutual fund shares, at cost	$4,001,355	$18,908,520	$1,953,126	$4,997,939	$292,088	$18,322,749	$6,920,428

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP Value Series	Dimensional VA Us Targeted Value Portfolio	DWS Capital Growth VIP	DWS Core Equity VIP	DWS Croci® U.S. VIP	DWS Global Small Cap VIP	DWS Small Cap Index VIP

ASSETS:
Investments at fair value (1)	$1,123,772	$2,469,538	$23,490,982	$10,793,979	$4,127,301	$1,008,570	$26,331,189

Due from contract owners	-	-	-	-	-	-	18
Due from the fund manager	8,485	2,190	1,010	210	660	1,978	-
Due from the Company	-	-	82,236	12,471	8,406	-	126,699
Total receivables	8,485	2,190	83,247	12,682	9,066	1,978	126,717

Total assets	1,132,257	2,471,728	23,574,229	10,806,661	4,136,368	1,010,548	26,457,905

LIABILITIES:
Due to contracts owners	8,485	2,190	1,010	210	660	1,978	-
Due to the fund manager	-	-	-	-	-	-	18
Due to the Company	-	-	-	-	-	-	-
Total liabilities	8,485	2,190	1,010	210	660	1,978	18

NET ASSETS	$1,123,772	$2,469,538	$23,573,219	$10,806,451	$4,135,707	$1,008,570	$26,457,888

Fair value per share (NAV)	$25.98	$20.54	$28.58	$10.47	$13.14	$8.52	$12.12
Shares outstanding in the Separate Account	43,249	120,231	821,938	1,030,944	314,102	118,377	2,172,540

(1) Investments in mutual fund shares, at cost	$1,181,101	$2,525,005	$26,047,582	$11,707,130	$4,615,029	$1,245,433	$33,625,466

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower International Index Fund

ASSETS:
Investments at fair value (1)	$1,408,505	$2,649,848	$181,573	$139,969	$8,954,721	$5,414,136	$2,979,585

Due from contract owners	-	-	-	-	187	-	-
Due from the fund manager	231	52	3	2,394	-	7,413	13,624
Due from the Company	6,301	995	-	-	-	-	-
Total receivables	6,532	1,046	3	2,394	187	7,413	13,624

Total assets	1,415,037	2,650,894	181,576	142,364	8,954,908	5,421,549	2,993,209

LIABILITIES:
Due to contracts owners	231	52	3	2,394	-	7,413	13,624
Due to the fund manager	-	-	-	-	187	-	-
Due to the Company	-	-	-	-	-	780	-
Total liabilities	231	52	3	2,394	187	8,193	13,624

NET ASSETS	$1,414,806	$2,650,842	$181,573	$139,969	$8,954,721	$5,413,356	$2,979,585

Fair value per share (NAV)	$11.97	$12.73	$4.92	$9.31	$12.39	$7.11	$10.97
Shares outstanding in the Separate Account	117,670	208,158	36,905	15,034	722,738	761,482	271,612

(1) Investments in mutual fund shares, at cost	$1,783,047	$2,902,030	$214,722	$178,746	$10,654,616	$5,999,713	$3,241,044

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower International Value Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund

ASSETS:
Investments at fair value (1)	$251,238	$200,541	$579,689	$613,733	$541,822	$168,431	$21,321

Due from contract owners	-	-	-	-	-	-	-
Due from the fund manager	4	4	10	10	8	3	-
Due from the Company	-	-	-	-	-	-	-
Total receivables	4	4	10	10	8	3	-

Total assets	251,241	200,546	579,699	613,743	541,830	168,434	21,321

LIABILITIES:
Due to contracts owners	4	4	10	10	8	3	-
Due to the fund manager	-	-	-	-	-	-	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	4	4	10	10	8	3	-

NET ASSETS	$251,238	$200,541	$579,689	$613,733	$541,822	$168,431	$21,321

Fair value per share (NAV)	$10.53	$12.06	$9.39	$12.52	$9.56	$12.22	$9.38
Shares outstanding in the Separate Account	23,859	16,629	61,735	49,020	56,676	13,783	2,273

(1) Investments in mutual fund shares, at cost	$293,603	$241,634	$664,291	$729,780	$694,553	$207,249	$24,656

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund

ASSETS:
Investments at fair value (1)	$101,033	$57,156	$95,134	$54	$787,594	$8,199,637	$3,999,325

Due from contract owners	-	-	-	-	-	-	-
Due from the fund manager	2	1	2	-	14	10,229	70
Due from the Company	-	-	-	-	-	-	-
Total receivables	2	1	2	-	14	10,229	70

Total assets	101,035	57,157	95,135	54	787,608	8,209,866	3,999,395

LIABILITIES:
Due to contracts owners	2	1	2	-	14	10,229	70
Due to the fund manager	-	-	-	-	-	-	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	2	1	2	-	14	10,229	70

NET ASSETS	$101,033	$57,156	$95,134	$54	$787,594	$8,199,637	$3,999,325

Fair value per share (NAV)	$12.15	$9.76	$15.20	$9.26	$11.32	$5.89	$6.28
Shares outstanding in the Separate Account	8,315	5,856	6,259	6	69,575	1,392,129	636,835

(1) Investments in mutual fund shares, at cost	$104,198	$64,824	$96,862	$70	$1,027,409	$9,258,275	$4,573,126

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Moderately Conservative Profile Fund	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower Securefoundation® Balanced Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Federated Fund For U.S. Government Securities Fund II

ASSETS:
Investments at fair value (1)	$5,085,285	$6,283,906	$436,482	$163,477,304	$916,355	$1,848,848	$25,786,048

Due from contract owners	-	-	-	-	-	14,785	-
Due from the fund manager	5,432	106	8	555,252	15	-	2,322
Due from the Company	-	8,196	-	11,541	-	-	137,185
Total receivables	5,432	8,301	8	566,793	15	14,785	139,507

Total assets	5,090,717	6,292,207	436,491	164,044,097	916,370	1,863,634	25,925,555

LIABILITIES:
Due to contracts owners	5,432	106	8	555,252	15	-	2,322
Due to the fund manager	-	-	-	-	-	14,785	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	5,432	106	8	555,252	15	14,785	2,322

NET ASSETS	$5,085,285	$6,292,102	$436,482	$163,488,845	$916,355	$1,848,848	$25,923,233

Fair value per share (NAV)	$7.58	$12.22	$10.80	$11.75	$31.17	$30.63	$9.20
Shares outstanding in the Separate Account	670,882	514,231	40,415	13,912,962	29,399	60,361	2,802,831

(1) Investments in mutual fund shares, at cost	$5,730,811	$7,070,795	$561,947	$182,125,277	$1,056,203	$1,979,045	$30,329,742

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Comstock Fund

ASSETS:
Investments at fair value (1)	$1,905,370	$3,784,360	$53,741	$24,678,757	$10,661,100	$2,095,280	$7,601,090

Due from contract owners	-	-	-	-	-	-	14,267
Due from the fund manager	44	3,440	1	689	486	106	-
Due from the Company	4,783	3,317	-	78,506	3,061	-	9,699
Total receivables	4,827	6,758	1	79,195	3,546	106	23,966

Total assets	1,910,197	3,791,118	53,741	24,757,953	10,664,646	2,095,386	7,625,056

LIABILITIES:
Due to contracts owners	44	3,440	1	689	486	106	-
Due to the fund manager	-	-	-	-	-	-	14,267
Due to the Company	-	-	-	-	-	23	-
Total liabilities	44	3,440	1	689	486	130	14,267

NET ASSETS	$1,910,153	$3,787,678	$53,741	$24,757,264	$10,664,161	$2,095,257	$7,610,789

Fair value per share (NAV)	$8.46	$12.53	$8.81	$31.10	$1.68	$23.08	$20.34
Shares outstanding in the Separate Account	225,221	302,024	6,100	793,529	6,345,893	90,783	373,702

(1) Investments in mutual fund shares, at cost	$2,281,888	$4,355,177	$54,979	$31,568,419	$14,470,000	$2,440,774	$7,234,775

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Core Equity Fund	Invesco V.I. Growth & Income Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Technology Fund

ASSETS:
Investments at fair value (1)	$3,001,836	$8,557,176	$3,784,440	$11,271,223	$1,413,839	$2,058,804	$2,808,446

Due from contract owners	-	-	472	-	-	-	-
Due from the fund manager	70	8,943	-	290	29	375	58
Due from the Company	12,948	42,361	8,130	40,392	292	678	8,094
Total receivables	13,018	51,304	8,602	40,682	321	1,053	8,153

Total assets	3,014,854	8,608,480	3,793,042	11,311,906	1,414,160	2,059,856	2,816,599

LIABILITIES:
Due to contracts owners	70	8,943	-	290	29	375	58
Due to the fund manager	-	-	472	-	-	-	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	70	8,943	472	290	29	375	58

NET ASSETS	$3,014,784	$8,599,537	$3,792,570	$11,311,615	$1,414,131	$2,059,481	$2,816,540

Fair value per share (NAV)	$24.55	$19.78	$4.50	$28.94	$8.58	$15.06	$12.59
Shares outstanding in the Separate Account	122,274	432,618	840,987	389,469	164,783	136,707	223,070

(1) Investments in mutual fund shares, at cost	$3,559,560	$8,506,393	$4,322,176	$13,894,461	$1,871,962	$2,683,888	$4,736,761

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Ivy VIP International Core Equity	Janus Henderson VIT Balanced Portfolio	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio

ASSETS:
Investments at fair value (1)	$1,567,970	$14,903,219	$118,682,883	$13,186,096	$31,428,915	$12,626,485	$1,193,241

Due from contract owners	-	-	-	4,195	-	-	-
Due from the fund manager	24	204	22,257	-	655	262	19
Due from the Company	-	14,375	157,815	57,806	80,755	59,891	-
Total receivables	24	14,580	180,072	62,001	81,410	60,153	19

Total assets	1,567,995	14,917,798	118,862,955	13,248,096	31,510,325	12,686,638	1,193,260

LIABILITIES:
Due to contracts owners	24	204	22,256	-	655	262	19
Due to the fund manager	-	-	-	4,195	-	-	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	24	204	22,256	4,195	655	262	19

NET ASSETS	$1,567,970	$14,917,594	$118,840,698	$13,243,902	$31,509,670	$12,686,376	$1,193,241

Fair value per share (NAV)	$14.19	$40.05	$42.47	$9.94	$10.99	$50.02	$10.34
Shares outstanding in the Separate Account	110,498	372,115	2,794,511	1,326,569	2,859,774	252,429	115,401

(1) Investments in mutual fund shares, at cost	$1,772,611	$12,056,227	$103,207,354	$15,879,269	$37,078,507	$11,161,793	$1,801,254

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	Janus Henderson VIT Overseas Portfolio Service Shares	Janus Henderson VIT Research Portfolio	JP Morgan Insurance Trust Core Bond Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lazard Retirement Emerging Markets Equity Portfolio

ASSETS:
Investments at fair value (1)	$10,155,585	$2,882,857	$1,500,780	$7,497,591	$337,179	$2,582,066	$10,083,619

Due from contract owners	-	-	-	-	-	-	-
Due from the fund manager	6,635	68	99	175	6	2,366	4,878
Due from the Company	2,862	24,717	28,195	76,864	-	4,636	35,079
Total receivables	9,497	24,785	28,293	77,039	6	7,002	39,957

Total assets	10,165,082	2,907,642	1,529,074	7,574,630	337,185	2,589,068	10,123,577

LIABILITIES:
Due to contracts owners	6,635	68	99	175	6	2,366	4,878
Due to the fund manager	-	-	-	-	-	-	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	6,635	68	99	175	6	2,366	4,878

NET ASSETS	$10,158,447	$2,907,574	$1,528,975	$7,574,455	$337,179	$2,586,702	$10,118,699

Fair value per share (NAV)	$10.41	$38.52	$36.76	$31.58	$9.67	$17.96	$17.92
Shares outstanding in the Separate Account	975,560	74,841	40,826	237,416	34,869	143,768	562,702

(1) Investments in mutual fund shares, at cost	$15,841,919	$2,587,514	$1,512,055	$7,327,205	$400,525	$3,311,108	$11,503,744

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Lazard Retirement Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund	MFS VIT II Core Equity Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II International Intrinsic Value Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio	MFS VIT III Mid Cap Value Portfolio

ASSETS:
Investments at fair value (1)	$2,394,238	$18,367,085	$50,615	$1,440,846	$31,881,798	$151,826	$1,080,652

Due from contract owners	-	-	-	-	-	-	-
Due from the fund manager	40	1,141	1	24	13,565	3	18
Due from the Company	-	154,838	-	-	44,288	-	-
Total receivables	40	155,979	1	24	57,852	3	18

Total assets	2,394,278	18,523,064	50,616	1,440,870	31,939,650	151,828	1,080,671

LIABILITIES:
Due to contracts owners	40	1,141	1	24	13,565	3	18
Due to the fund manager	-	-	-	-	-	-	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	40	1,141	1	24	13,565	3	18

NET ASSETS	$2,394,238	$18,521,922	$50,615	$1,440,846	$31,926,085	$151,826	$1,080,652

Fair value per share (NAV)	$12.99	$62.06	$23.32	$13.35	$26.75	$8.78	$9.19
Shares outstanding in the Separate Account	184,314	295,952	2,170	107,929	1,191,843	17,292	117,590

(1) Investments in mutual fund shares, at cost	$2,595,346	$15,201,846	$64,468	$1,668,845	$31,454,741	$187,745	$1,111,784

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT Utilities Series	Morgan Stanley VIF U.S. Real Estate Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	NVIT Mid Cap Index Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Emerging Markets Bond Portfolio

ASSETS:
Investments at fair value (1)	$8,229,681	$2,639,077	$653,655	$714,429	$18,859,906	$3,587,966	$683,076

Due from contract owners	-	-	-	-	-	143	-
Due from the fund manager	29,294	575	11	10	1,643	-	10
Due from the Company	-	60,271	7,522	-	105,164	-	-
Total receivables	29,294	60,847	7,533	10	106,807	143	10

Total assets	8,258,975	2,699,923	661,188	714,439	18,966,714	3,588,109	683,086

LIABILITIES:
Due to contracts owners	29,294	576	11	10	1,643	-	10
Due to the fund manager	-	-	-	-	-	143	-
Due to the Company	16,002	-	-	-	-	417	-
Total liabilities	45,296	576	11	10	1,643	561	10

NET ASSETS	$8,213,679	$2,699,348	$661,177	$714,429	$18,965,071	$3,587,548	$683,076

Fair value per share (NAV)	$35.57	$12.98	$18.39	$26.91	$17.00	$6.89	$10.05
Shares outstanding in the Separate Account	231,366	203,319	35,544	26,549	1,109,406	520,750	67,968

(1) Investments in mutual fund shares, at cost	$7,894,748	$3,838,204	$707,703	$625,719	$23,489,133	$4,316,622	$781,513

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio

ASSETS:
Investments at fair value (1)	$25,459,502	$60,961,894	$3,078,597	$106,571,803	$1,302,440	$4,080,388	$1,625,245

Due from contract owners	-	-	41	-	-	-	-
Due from the fund manager	71,998	43,679	-	43,009	19	28,697	35
Due from the Company	-	185,630	-	130,810	-	2,934	5,782
Total receivables	71,998	229,309	41	173,819	19	31,631	5,817

Total assets	25,531,499	61,191,203	3,078,638	106,745,622	1,302,459	4,112,019	1,631,062

LIABILITIES:
Due to contracts owners	71,998	43,679	-	43,009	19	28,697	35
Due to the fund manager	-	-	41	-	-	-	-
Due to the Company	88,670	-	533	-	-	-	-
Total liabilities	160,667	43,679	574	43,009	19	28,697	35

NET ASSETS	$25,370,832	$61,147,524	$3,078,064	$106,702,613	$1,302,440	$4,083,321	$1,631,027

Fair value per share (NAV)	$6.77	$9.48	$11.50	$8.98	$9.23	$13.05	$11.32
Shares outstanding in the Separate Account	3,760,635	6,430,580	267,704	11,867,684	141,109	312,673	143,573

(1) Investments in mutual fund shares, at cost	$28,786,464	$66,033,385	$3,514,969	$129,372,831	$1,599,351	$4,747,416	$2,101,546

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Pioneer Select Mid Cap Growth VCT Portfolio	Prudential Series Fund Equity Portfolio	Prudential Series Fund Natural Resources Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Health Care Fund	Putnam VT Income Fund

ASSETS:
Investments at fair value (1)	$5,244,771	$1,552,203	$463,870	$16,538,135	$770,412	$4,429,925	$4,952,472

Due from contract owners	-	-	-	-	-	-	-
Due from the fund manager	465	33	9	10,296	15	58,840	83
Due from the Company	561	4,546	-	25,843	-	8,491	-
Total receivables	1,025	4,578	9	36,139	15	67,331	83

Total assets	5,245,796	1,556,782	463,878	16,574,274	770,428	4,497,256	4,952,555

LIABILITIES:
Due to contracts owners	465	33	9	10,296	15	58,840	83
Due to the fund manager	-	-	-	-	-	-	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	465	33	9	10,296	15	58,840	83

NET ASSETS	$5,245,331	$1,556,749	$463,870	$16,563,978	$770,412	$4,438,415	$4,952,472

Fair value per share (NAV)	$18.54	$71.35	$39.83	$27.07	$15.19	$16.22	$8.50
Shares outstanding in the Separate Account	282,889	21,755	11,646	610,940	50,718	273,115	582,644

(1) Investments in mutual fund shares, at cost	$7,592,173	$769,473	$420,118	$15,375,216	$861,131	$4,256,426	$6,304,456

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT International Equity Fund	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Royce Capital Fund - Small-Cap Portfolio	Schwab Government Money Market Portfolio

ASSETS:
Investments at fair value (1)	$1,299,180	$1,056,550	$2,648,117	$1,499,332	$192,024	$2,790,424	$171,570,094

Due from contract owners	-	19,136	-	-	-	-	-
Due from the fund manager	22	-	53	30	3	58	7,559
Due from the Company	-	-	3,872	-	-	3,192	56,282
Total receivables	22	19,136	3,925	30	3	3,250	63,840

Total assets	1,299,202	1,075,686	2,652,042	1,499,362	192,027	2,793,674	171,633,935

LIABILITIES:
Due to contracts owners	22	-	53	30	3	58	7,558
Due to the fund manager	-	19,136	-	-	-	-	-
Due to the Company	-	-	-	-	-	-	-
Total liabilities	22	19,136	53	30	3	58	7,558

NET ASSETS	$1,299,180	$1,056,550	$2,651,989	$1,499,332	$192,024	$2,793,616	$171,626,376

Fair value per share (NAV)	$13.06	$10.19	$7.14	$16.39	$10.82	$8.18	$1.00
Shares outstanding in the Separate Account	99,478	103,685	370,885	91,478	17,747	341,128	171,570,094

(1) Investments in mutual fund shares, at cost	$1,443,910	$1,065,553	$3,313,598	$1,752,906	$221,525	$3,172,200	$171,568,753

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced With Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio Class II	Templeton Foreign VIP Fund

ASSETS:
Investments at fair value (1)	$465,745,705	$3,518,607	$4,963,566	$802,092	$1,510,968	$4,471,055	$5,591,293

Due from contract owners	-	-	-	-	-	-	-
Due from the fund manager	71,359	49	71	12	378	4,382	116
Due from the Company	812,347	-	-	-	-	-	3,346
Total receivables	883,706	49	71	12	378	4,382	3,461

Total assets	466,629,411	3,518,656	4,963,637	802,104	1,511,346	4,475,437	5,594,754

LIABILITIES:
Due to contracts owners	71,359	49	71	11	378	4,382	116
Due to the fund manager	-	-	-	-	-	-	-
Due to the Company	-	-	-	-	-	7,569	-
Total liabilities	71,359	49	71	11	378	11,951	116

NET ASSETS	$466,558,052	$3,518,607	$4,963,566	$802,093	$1,510,968	$4,463,486	$5,594,638

Fair value per share (NAV)	$56.38	$12.33	$13.93	$15.69	$55.74	$52.52	$12.17
Shares outstanding in the Separate Account	8,260,832	285,370	356,322	51,121	27,107	85,131	459,432

(1) Investments in mutual fund shares, at cost	$335,120,662	$3,662,044	$4,965,933	$835,115	$1,351,235	$4,481,881	$6,380,728

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Templeton Global Bond VIP Fund	Third Avenue Value Portfolio Variable Series	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund Class SC	Touchstone VST Small Company Fund	Van Eck VIP Unconstrained Emerging Markets Bond Fund

ASSETS:
Investments at fair value (1)	$7,771,080	$1,353,575	$5,908,124	$8,868,770	$4,147,510	$5,445,426	$3,035,086

Due from contract owners	5,660	-	-	-	-	-	-
Due from the fund manager	-	26	8,220	178	357	106	2,782
Due from the Company	1,824	4,628	2,534	27,330	-	18,496	9,505
Total receivables	7,484	4,653	10,755	27,507	357	18,602	12,287

Total assets	7,778,564	1,358,228	5,918,879	8,896,277	4,147,867	5,464,028	3,047,373

LIABILITIES:
Due to contracts owners	-	26	8,220	178	357	106	2,782
Due to the fund manager	5,660	-	-	-	-	-	-
Due to the Company	-	-	-	-	11,771	-	-
Total liabilities	5,660	26	8,220	178	12,128	106	2,782

NET ASSETS	$7,772,904	$1,358,202	$5,910,659	$8,896,099	$4,135,739	$5,463,922	$3,044,591

Fair value per share (NAV)	$12.48	$21.16	$8.66	$9.55	$9.51	$11.67	$7.14
Shares outstanding in the Separate Account	622,683	63,982	682,231	928,667	436,121	466,618	425,082

(1) Investments in mutual fund shares, at cost	$9,563,587	$885,411	$6,750,619	$8,836,168	$4,032,663	$6,769,881	$3,476,854

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Van Eck VIP Global Resources	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid- Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

ASSETS:
Investments at fair value (1)	$5,031,373	$5,001,637	$5,429,885	$9,590,025	$3,946,657	$2,301,571

Due from contract owners	-	-	-	-	3,096	-
Due from the fund manager	27,488	72	79	3,727	-	34
Due from the Company	13,516	-	-	-	-	-
Total receivables	41,003	72	79	3,727	3,096	34

Total assets	5,072,377	5,001,709	5,429,964	9,593,752	3,949,753	2,301,605

LIABILITIES:
Due to contracts owners	27,488	72	79	3,727	-	34
Due to the fund manager	-	-	-	-	3,096	-
Due to the Company	-	956	1,017	540	570	153
Total liabilities	27,488	1,027	1,096	4,267	3,666	187

NET ASSETS	$5,044,889	$5,000,682	$5,428,868	$9,589,486	$3,946,087	$2,301,418

Fair value per share (NAV)	$27.16	$38.81	$14.01	$21.38	$11.53	$14.78
Shares outstanding in the Separate Account	185,249	128,875	387,572	448,551	342,295	155,722

(1) Investments in mutual fund shares, at cost	$5,319,025	$5,056,407	$5,343,463	$10,140,449	$4,682,785	$3,213,694

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Concluded)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	AB VPS Growth and Income Portfolio	AB VPS International Growth Portfolio	AB VPS International Value Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Alger Balanced Portfolio	Alger Capital Appreciation Portfolio

INVESTMENT INCOME:
Dividend income	$154,276	$-	$67,903	$-	$48,564	$11,550	$-

EXPENSES:
Mortality and expense risk	74,730	52,722	10,645	113,105	34,616	6,762	22,923
Investment advisory expenses	180	1,010	467	8,076	-	-	5,953
Total expenses	74,910	53,731	11,112	121,181	34,616	6,762	28,876

NET INVESTMENT INCOME (LOSS)	79,366	(53,731)	56,792	(121,181)	13,948	4,788	(28,876)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	208,124	(644)	6,193	645,497	(20,633)	6,639	(349,943)
Capital gain distributions	1,755,927	1,167,726	-	1,963,082	654,871	42,530	268,494

Net realized gain (loss) on investments	1,964,051	1,167,081	6,193	2,608,579	634,238	49,169	(81,449)

Change in net unrealized appreciation (depreciation) on investments	(2,631,130)	(3,789,097)	(311,350)	(8,852,868)	(1,610,805)	(184,293)	(1,751,512)

Net realized and unrealized gain (loss) on investments	(667,079)	(2,622,016)	(305,157)	(6,244,289)	(976,567)	(135,124)	(1,832,961)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(587,713)	$(2,675,747)	$(248,365)	$(6,365,470)	$(962,618)	$(130,336)	$(1,861,838)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Allspring VT Discovery Fund	Allspring VT Omega Growth Fund	Allspring VT Opportunity Fund	Alps Red Rocks Listed Private Equity Portfolio	American Century Investments VP Balanced Fund

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$-	$24,502	$371,285

EXPENSES:
Mortality and expense risk	251,795	37,257	58,225	17,882	39,516	1,090	218,235
Investment advisory expenses	2,627	-	1,306	-	-	108	2,603
Total expenses	254,422	37,257	59,532	17,882	39,516	1,198	220,839

NET INVESTMENT INCOME (LOSS)	(254,422)	(37,257)	(59,532)	(17,882)	(39,516)	23,304	150,446

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(270,248)	(258,839)	(592,116)	(144,337)	16,287	1,166	(124,969)
Capital gain distributions	1,434,321	142,704	2,773,520	530,222	1,055,135	17,511	4,851,849

Net realized gain (loss) on investments	1,164,074	(116,135)	2,181,404	385,885	1,071,422	18,676	4,726,880

Change in net unrealized appreciation (depreciation) on investments	(18,663,322)	(2,317,775)	(6,801,528)	(1,669,933)	(2,452,660)	(106,409)	(11,350,919)

Net realized and unrealized gain (loss) on investments	(17,499,249)	(2,433,910)	(4,620,124)	(1,284,047)	(1,381,238)	(87,733)	(6,624,039)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,753,671)	$(2,471,167)	$(4,679,656)	$(1,301,929)	$(1,420,753)	$(64,429)	$(6,473,593)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Century Investments VP Income & Growth Fund	American Century Investments VP International Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Bond Fund	American Funds IS Global Bond Fund	American Funds IS Global Growth Fund

INVESTMENT INCOME:
Dividend income	$192,206	$106,566	$231,062	$487,218	$67,388	$56	$18,717

EXPENSES:
Mortality and expense risk	75,841	49,800	75,197	166,686	11,880	171	10,504
Investment advisory expenses	520	1,974	4,048	1,920	2,979	26	157
Total expenses	76,362	51,775	79,245	168,606	14,859	197	10,661

NET INVESTMENT INCOME (LOSS)	115,845	54,791	151,816	318,613	52,529	(141)	8,056

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(461,387)	(147,330)	201,432	1,083,339	(40,631)	(5,287)	23,371
Capital gain distributions	2,667,744	1,121,689	1,424,421	2,015,990	25,577	370	222,071

Net realized gain (loss) on investments	2,206,357	974,359	1,625,852	3,099,328	(15,054)	(4,918)	245,442

Change in net unrealized appreciation (depreciation) on investments	(3,942,731)	(3,369,605)	(2,016,588)	(3,578,501)	(368,706)	(1,442)	(894,712)

Net realized and unrealized gain (loss) on investments	(1,736,373)	(2,395,245)	(390,736)	(479,173)	(383,760)	(6,359)	(649,270)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,620,529)	$(2,340,454)	$(238,920)	$(160,560)	$(331,231)	$(6,500)	$(641,214)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS Global Small Capitalization Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation Etf VI Fund	Blackrock Global Allocation VI Fund	BNY Mellon IP Midcap Stock Portfolio

INVESTMENT INCOME:
Dividend income	$-	$43,243	$44,674	$34,571	$12,969	$-	$21,283

EXPENSES:
Mortality and expense risk	1,839	25,205	13,659	15,170	4,342	54,476	19,717
Investment advisory expenses	1,676	2,298	3,634	3,076	-	909	22
Total expenses	3,516	27,504	17,293	18,246	4,342	55,385	19,739

NET INVESTMENT INCOME (LOSS)	(3,516)	15,739	27,381	16,325	8,628	(55,385)	1,544

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6,977	11,131	(17,438)	7,031	(250)	(74,565)	1,715
Capital gain distributions	84,742	403,190	351,529	230,417	220	102,841	717,884

Net realized gain (loss) on investments	91,720	414,321	334,091	237,448	(30)	28,277	719,600

Change in net unrealized appreciation (depreciation) on investments	(199,749)	(1,240,848)	(1,011,588)	(962,711)	(143,200)	(1,566,141)	(1,206,735)

Net realized and unrealized gain (loss) on investments	(108,029)	(826,527)	(677,496)	(725,263)	(143,230)	(1,537,864)	(487,135)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(111,544)	$(810,788)	$(650,116)	$(708,938)	$(134,603)	$(1,593,249)	$(485,592)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	BNY Mellon VIF Opportunistic Small Cap Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Emerging Markets Fund

INVESTMENT INCOME:
Dividend income	$62,778	$49,426	$-	$-	$1,043	$-	$-

EXPENSES:
Mortality and expense risk	71,234	46,160	4,490	6,500	2,334	13,210	2,199
Investment advisory expenses	-	1,057	-	-	-	746	74
Total expenses	71,234	47,217	4,490	6,500	2,334	13,956	2,273

NET INVESTMENT INCOME (LOSS)	(8,455)	2,209	(4,490)	(6,500)	(1,291)	(13,956)	(2,273)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	60,597	199,225	(18,420)	(63,226)	7,177	(168,330)	(231,516)
Capital gain distributions	2,796,130	1,244,431	139,254	65,942	17,767	41,655	75,884

Net realized gain (loss) on investments	2,856,727	1,443,656	120,834	2,716	24,944	(126,675)	(155,632)

Change in net unrealized appreciation (depreciation) on investments	(5,052,149)	(2,610,781)	(248,648)	(538,467)	(136,618)	(817,182)	(36,880)

Net realized and unrealized gain (loss) on investments	(2,195,422)	(1,167,125)	(127,814)	(535,751)	(111,674)	(943,857)	(192,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,203,877)	$(1,164,916)	$(132,304)	$(542,250)	$(112,965)	$(957,813)	$(194,785)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Seligman Global Technology Fund II	Columbia Variable Portfolio - Small Cap Value Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series	Delaware VIP Small Cap Value Series	Delaware VIP Smid Cap Core Series

INVESTMENT INCOME:
Dividend income	$-	$-	$7,159	$179,500	$5,492	$172,400	$32,986

EXPENSES:
Mortality and expense risk	32,371	130,766	13,832	26,993	1,987	145,403	54,028
Investment advisory expenses	245	479	386	3,880	432	2,690	886
Total expenses	32,616	131,245	14,218	30,873	2,419	148,093	54,914

NET INVESTMENT INCOME (LOSS)	(32,616)	(131,245)	(7,059)	148,627	3,073	24,307	(21,928)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	272,757	661,884	(19,322)	(8,898)	(44,701)	354,823	124,847
Capital gain distributions	-	4,413,352	562,225	-	30,372	1,426,355	210,771

Net realized gain (loss) on investments	272,757	5,075,236	542,902	(8,898)	(14,329)	1,781,178	335,618

Change in net unrealized appreciation (depreciation) on investments	(2,221,282)	(12,275,916)	(834,666)	(1,632,180)	(69,050)	(4,853,073)	(1,595,453)

Net realized and unrealized gain (loss) on investments	(1,948,525)	(7,200,680)	(291,764)	(1,641,077)	(83,379)	(3,071,895)	(1,259,835)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,981,141)	$(7,331,925)	$(298,823)	$(1,492,450)	$(80,306)	$(3,047,588)	$(1,281,763)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP Value Series	Dimensional VA Us Targeted Value Portfolio	DWS Capital Growth VIP	DWS Core Equity VIP	DWS Croci® U.S. VIP	DWS Global Small Cap VIP	DWS Small Cap Index VIP

INVESTMENT INCOME:
Dividend income	$20,835	$32,086	$25,578	$94,261	$81,152	$6,170	$263,585

EXPENSES:
Mortality and expense risk	7,365	11,974	203,164	83,544	32,463	7,204	196,132
Investment advisory expenses	118	3,231	4,544	5,198	749	865	8,451
Total expenses	7,483	15,205	207,708	88,742	33,212	8,069	204,584

NET INVESTMENT INCOME (LOSS)	13,352	16,881	(182,130)	5,519	47,940	(1,898)	59,001

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(54,455)	237,110	535,885	203,938	(27,673)	1,978	(260,446)
Capital gain distributions	88,925	190,058	4,506,599	1,662,876	67,797	198,072	4,958,198

Net realized gain (loss) on investments	34,470	427,167	5,042,485	1,866,814	40,124	200,050	4,697,751

Change in net unrealized appreciation (depreciation) on investments	(111,623)	(535,884)	(16,213,074)	(4,118,334)	(923,815)	(532,068)	(12,029,901)

Net realized and unrealized gain (loss) on investments	(77,153)	(108,717)	(11,170,590)	(2,251,520)	(883,691)	(332,018)	(7,332,150)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(63,801)	$(91,836)	$(11,352,720)	$(2,246,002)	$(835,751)	$(333,917)	$(7,273,148)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower International Index Fund

INVESTMENT INCOME:
Dividend income	$-	$23,910	$3,009	$9,423	$111,674	$96,380	$52,745

EXPENSES:
Mortality and expense risk	10,635	20,069	1,031	882	57,975	32,739	17,852
Investment advisory expenses	615	150	-	876	5,369	1,113	3,887
Total expenses	11,249	20,219	1,031	1,758	63,344	33,852	21,738

NET INVESTMENT INCOME (LOSS)	(11,249)	3,691	1,978	7,665	48,330	62,528	31,007

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(25,542)	(15,062)	140	(1,219)	(408,317)	(50,245)	106,146
Capital gain distributions	199,411	41,132	21,680	38,159	8,062	217,951	-

Net realized gain (loss) on investments	173,869	26,070	21,821	36,940	(400,256)	167,706	106,146

Change in net unrealized appreciation (depreciation) on investments	(735,448)	(571,666)	(42,366)	(73,134)	(1,251,028)	(827,728)	(721,707)

Net realized and unrealized gain (loss) on investments	(561,580)	(545,596)	(20,545)	(36,194)	(1,651,284)	(660,022)	(615,561)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(572,829)	$(541,905)	$(18,567)	$(28,529)	$(1,602,954)	$(597,494)	$(584,554)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower International Value Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund

INVESTMENT INCOME:
Dividend income	$3,022	$4,023	$12,297	$10,892	$10,387	$2,580	$376

EXPENSES:
Mortality and expense risk	1,416	1,541	3,808	3,804	3,163	2,062	144
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	1,416	1,541	3,808	3,804	3,163	2,062	144

NET INVESTMENT INCOME (LOSS)	1,606	2,481	8,489	7,088	7,224	518	231

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(11,890)	(199)	(156)	(2,307)	(1,941)	(4,805)	(4)
Capital gain distributions	4,286	10,591	34,293	34,366	36,054	10,789	1,731

Net realized gain (loss) on investments	(7,604)	10,392	34,137	32,059	34,113	5,984	1,728

Change in net unrealized appreciation (depreciation) on investments	(35,099)	(39,887)	(131,865)	(145,846)	(138,216)	(108,690)	(6,278)

Net realized and unrealized gain (loss) on investments	(42,703)	(29,495)	(97,728)	(113,787)	(104,102)	(102,706)	(4,550)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(41,097)	$(27,014)	$(89,239)	$(106,699)	$(96,879)	$(102,188)	$(4,318)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund

INVESTMENT INCOME:
Dividend income	$1,419	$974	$976	$1	$4,998	$190,334	$64,874

EXPENSES:
Mortality and expense risk	624	295	606	-	5,575	57,097	26,104
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	624	295	606	-	5,575	57,097	26,104

NET INVESTMENT INCOME (LOSS)	795	679	370	1	(577)	133,237	38,770

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	73	500	66	-	(75,254)	69,567	(2,290)
Capital gain distributions	7,382	4,481	6,090	3	14,748	553,156	310,057

Net realized gain (loss) on investments	7,455	4,981	6,156	3	(60,506)	622,723	307,767

Change in net unrealized appreciation (depreciation) on investments	(27,833)	(17,164)	(26,899)	(16)	(116,854)	(2,047,509)	(969,162)

Net realized and unrealized gain (loss) on investments	(20,378)	(12,184)	(20,743)	(12)	(177,359)	(1,424,787)	(661,396)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,583)	$(11,504)	$(20,373)	$(11)	$(177,936)	$(1,291,549)	$(622,626)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Moderately Conservative Profile Fund	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower Securefoundation® Balanced Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Federated Fund For U.S. Government Securities Fund II

INVESTMENT INCOME:
Dividend income	$96,189	$152,935	$8,386	$2,817,002	$541	$421	$520,246

EXPENSES:
Mortality and expense risk	35,807	40,316	3,766	1,163,838	6,305	12,084	201,600
Investment advisory expenses	2,818	5,532	-	27,596	-	1,424	20,141
Total expenses	38,625	45,849	3,766	1,191,434	6,305	13,508	221,741

NET INVESTMENT INCOME (LOSS)	57,564	107,087	4,620	1,625,568	(5,763)	(13,087)	298,505

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(26,791)	(15,881)	(36,265)	(79,243)	(17,042)	38,822	(438,254)
Capital gain distributions	288,720	7,779	11,323	7,748,076	26,061	47,822	-

Net realized gain (loss) on investments	261,929	(8,102)	(24,942)	7,668,833	9,019	86,644	(438,254)

Change in net unrealized appreciation (depreciation) on investments	(1,052,503)	(979,641)	(204,291)	(40,229,966)	(133,206)	(713,903)	(3,952,210)

Net realized and unrealized gain (loss) on investments	(790,574)	(987,744)	(229,233)	(32,561,133)	(124,188)	(627,259)	(4,390,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(733,010)	$(880,657)	$(224,612)	$(30,935,565)	$(129,951)	$(640,346)	$(4,091,958)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Comstock Fund

INVESTMENT INCOME:
Dividend income	$37,196	$36,445	$1,845	$-	$-	$11,790	$127,146

EXPENSES:
Mortality and expense risk	16,872	24,586	368	205,187	76,953	14,436	46,384
Investment advisory expenses	-	336	-	920	1,231	952	2,059
Total expenses	16,872	24,921	368	206,108	78,184	15,388	48,442

NET INVESTMENT INCOME (LOSS)	20,324	11,523	1,477	(206,108)	(78,184)	(3,598)	78,704

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5,402)	(101,430)	1,109	(132,917)	(65,332)	49,488	139,901
Capital gain distributions	466,343	687,755	-	4,821,517	2,082,109	255,811	242,349

Net realized gain (loss) on investments	460,942	586,325	1,109	4,688,600	2,016,777	305,299	382,250

Change in net unrealized appreciation (depreciation) on investments	(808,519)	(1,028,595)	(7,475)	(16,881,200)	(6,132,492)	(711,990)	(485,457)

Net realized and unrealized gain (loss) on investments	(347,578)	(442,269)	(6,366)	(12,192,599)	(4,115,715)	(406,692)	(103,207)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(327,254)	$(430,746)	$(4,889)	$(12,398,707)	$(4,193,899)	$(410,290)	$(24,503)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Core Equity Fund	Invesco V.I. Growth & Income Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Technology Fund

INVESTMENT INCOME:
Dividend income	$29,943	$149,060	$181,987	$201,912	$5,211	$-	$-

EXPENSES:
Mortality and expense risk	27,731	66,657	28,699	84,716	10,927	16,909	27,801
Investment advisory expenses	-	30	627	771	-	-	352
Total expenses	27,731	66,687	29,326	85,487	10,927	16,909	28,153

NET INVESTMENT INCOME (LOSS)	2,213	82,372	152,661	116,425	(5,716)	(16,909)	(28,153)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,953)	164,680	(19,817)	(15,600)	(42,416)	(8,966)	(74,950)
Capital gain distributions	508,875	848,189	-	1,287,945	311,275	400,535	1,314,776

Net realized gain (loss) on investments	504,923	1,012,869	(19,817)	1,272,345	268,859	391,569	1,239,826

Change in net unrealized appreciation (depreciation) on investments	(1,336,915)	(1,726,133)	(575,075)	(4,110,557)	(539,624)	(1,063,005)	(3,328,670)

Net realized and unrealized gain (loss) on investments	(831,992)	(713,264)	(594,892)	(2,838,212)	(270,765)	(671,436)	(2,088,844)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(829,779)	$(630,892)	$(442,231)	$(2,721,787)	$(276,481)	$(688,345)	$(2,116,996)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Ivy VIP International Core Equity	Janus Henderson VIT Balanced Portfolio	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio

INVESTMENT INCOME:
Dividend income	$36,844	$198,837	$1,242,374	$361,153	$677,117	$141,993	$-

EXPENSES:
Mortality and expense risk	9,056	101,416	915,073	96,306	244,799	102,593	7,836
Investment advisory expenses	114	3,454	2,411	10,228	4,406	793	3,109
Total expenses	9,170	104,870	917,485	106,534	249,205	103,386	10,944

NET INVESTMENT INCOME (LOSS)	27,675	93,967	324,889	254,619	427,912	38,607	(10,944)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(6,305)	443,545	3,800,207	(293,358)	(355,096)	260,886	(7,142)
Capital gain distributions	126,874	511,348	3,852,379	279,187	583,065	1,498,846	255,129

Net realized gain (loss) on investments	120,569	954,892	7,652,586	(14,171)	227,969	1,759,732	247,987

Change in net unrealized appreciation (depreciation) on investments	(431,100)	(4,268,286)	(34,254,110)	(2,676,008)	(6,289,239)	(5,111,564)	(954,506)

Net realized and unrealized gain (loss) on investments	(310,531)	(3,313,393)	(26,601,524)	(2,690,179)	(6,061,269)	(3,351,832)	(706,519)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(282,856)	$(3,219,426)	$(26,276,635)	$(2,435,560)	$(5,633,358)	$(3,313,225)	$(717,464)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	Janus Henderson VIT Overseas Portfolio Service Shares	Janus Henderson VIT Research Portfolio	JP Morgan Insurance Trust Core Bond Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lazard Retirement Emerging Markets Equity Portfolio

INVESTMENT INCOME:
Dividend income	$-	$52,007	$25,560	$13,527	$6,714	$13,042	$357,853

EXPENSES:
Mortality and expense risk	83,847	25,144	12,940	73,053	2,298	19,205	74,058
Investment advisory expenses	645	-	555	-	-	454	1,989
Total expenses	84,493	25,144	13,495	73,053	2,298	19,659	76,047

NET INVESTMENT INCOME (LOSS)	(84,493)	26,863	12,066	(59,526)	4,415	(6,617)	281,805

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,398,837)	32,193	59,432	90,733	(8,668)	(51,071)	(65,749)
Capital gain distributions	1,938,901	-	-	1,547,085	1,755	605,806	-

Net realized gain (loss) on investments	540,064	32,193	59,432	1,637,817	(6,912)	554,735	(65,749)

Change in net unrealized appreciation (depreciation) on investments	(7,416,829)	(385,072)	(242,143)	(5,008,297)	(51,151)	(1,245,002)	(2,155,041)

Net realized and unrealized gain (loss) on investments	(6,876,765)	(352,879)	(182,711)	(3,370,479)	(58,064)	(690,267)	(2,220,790)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,961,258)	$(326,017)	$(170,646)	$(3,430,005)	$(53,648)	$(696,884)	$(1,938,984)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Lazard Retirement Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund	MFS VIT II Core Equity Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II International Intrinsic Value Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio	MFS VIT III Mid Cap Value Portfolio

INVESTMENT INCOME:
Dividend income	$69,418	$-	$49	$9,007	$169,288	$1,228	$11,070

EXPENSES:
Mortality and expense risk	16,676	161,553	362	8,612	238,793	1,011	6,920
Investment advisory expenses	2,331	1,177	-	1,448	8,635	-	-
Total expenses	19,007	162,729	362	10,060	247,428	1,011	6,920

NET INVESTMENT INCOME (LOSS)	50,411	(162,729)	(313)	(1,053)	(78,140)	217	4,150

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(115,462)	1,469,612	(902)	7,060	942,426	4,245	55,600
Capital gain distributions	-	1,519,587	6,428	85,460	1,490,820	36,573	92,287

Net realized gain (loss) on investments	(115,462)	2,989,199	5,526	92,520	2,433,247	40,818	147,887

Change in net unrealized appreciation (depreciation) on investments	(122,515)	(10,739,956)	(16,974)	(321,974)	(13,265,447)	(76,755)	(273,844)

Net realized and unrealized gain (loss) on investments	(237,977)	(7,750,757)	(11,448)	(229,455)	(10,832,200)	(35,936)	(125,957)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(187,565)	$(7,913,486)	$(11,761)	$(230,507)	$(10,910,340)	$(35,720)	$(121,807)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT Utilities Series	Morgan Stanley VIF U.S. Real Estate Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	NVIT Mid Cap Index Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Emerging Markets Bond Portfolio

INVESTMENT INCOME:
Dividend income	$184,762	$38,284	$1,071	$931	$198,714	$848,882	$32,022

EXPENSES:
Mortality and expense risk	55,926	26,666	4,392	3,695	141,435	26,134	3,534
Investment advisory expenses	1,020	68	-	-	2,085	1,044	894
Total expenses	56,945	26,734	4,392	3,695	143,520	27,178	4,427

NET INVESTMENT INCOME (LOSS)	127,817	11,550	(3,321)	(2,764)	55,194	821,704	27,595

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	197,874	(41,128)	18,817	961	(141,497)	232,014	(62,930)
Capital gain distributions	324,855	669,892	85,607	71,082	5,253,658	-	-

Net realized gain (loss) on investments	522,729	628,764	104,424	72,043	5,112,161	232,014	(62,930)

Change in net unrealized appreciation (depreciation) on investments	(732,038)	(1,699,165)	(182,950)	(237,409)	(8,434,094)	(868,617)	(90,051)

Net realized and unrealized gain (loss) on investments	(209,309)	(1,070,401)	(78,525)	(165,366)	(3,321,933)	(636,602)	(152,981)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(81,492)	$(1,058,851)	$(81,846)	$(168,130)	$(3,266,739)	$185,102	$(125,386)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio

INVESTMENT INCOME:
Dividend income	$1,412,188	$1,090,107	$269,449	$3,081,133	$34,696	$29,673	$20,030

EXPENSES:
Mortality and expense risk	200,577	458,044	23,460	808,962	7,697	34,504	11,068
Investment advisory expenses	6,500	17,860	1,559	32,171	972	-	105
Total expenses	207,077	475,903	25,019	841,133	8,669	34,504	11,173

NET INVESTMENT INCOME (LOSS)	1,205,111	614,203	244,430	2,240,000	26,028	(4,831)	8,857

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(691,745)	(697,010)	(53,938)	(2,394,882)	(34,134)	(1,082)	(15,961)
Capital gain distributions	-	-	-	-	30,757	733,218	591,941

Net realized gain (loss) on investments	(691,745)	(697,010)	(53,938)	(2,394,882)	(3,376)	732,136	575,980

Change in net unrealized appreciation (depreciation) on investments	(4,308,452)	(4,494,209)	(791,322)	(20,023,448)	(260,101)	(1,782,786)	(687,147)

Net realized and unrealized gain (loss) on investments	(5,000,196)	(5,191,219)	(845,260)	(22,418,329)	(263,477)	(1,050,650)	(111,167)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,795,086)	$(4,577,016)	$(600,830)	$(20,178,330)	$(237,449)	$(1,055,481)	$(102,310)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pioneer Select Mid Cap Growth VCT Portfolio	Prudential Series Fund Equity Portfolio	Prudential Series Fund Natural Resources Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Health Care Fund	Putnam VT Income Fund

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$231,468	$13,773	$18,353	$314,396

EXPENSES:
Mortality and expense risk	48,018	13,207	3,064	113,573	6,031	34,397	32,300
Investment advisory expenses	-	-	158	8,837	-	511	5,669
Total expenses	48,018	13,207	3,223	122,410	6,031	34,908	37,969

NET INVESTMENT INCOME (LOSS)	(48,018)	(13,207)	(3,223)	109,058	7,742	(16,555)	276,427

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(185,846)	24,074	(8,693)	492,022	(3,951)	72,307	(180,432)
Capital gain distributions	1,153,994	-	-	1,341,010	78,400	416,527	-

Net realized gain (loss) on investments	968,148	24,074	(8,693)	1,833,033	74,449	488,834	(180,432)

Change in net unrealized appreciation (depreciation) on investments	(3,497,030)	(561,867)	102,028	(2,585,457)	(241,685)	(771,560)	(939,816)

Net realized and unrealized gain (loss) on investments	(2,528,883)	(537,793)	93,335	(752,424)	(167,236)	(282,726)	(1,120,248)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,576,901)	$(551,000)	$90,112	$(643,366)	$(159,494)	$(299,281)	$(843,821)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT International Equity Fund	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Royce Capital Fund - Small-Cap Portfolio	Schwab Government Money Market Portfolio

INVESTMENT INCOME:
Dividend income	$23,196	$21,486	$313,017	$17,755	$1,527	$2,150	$2,501,841

EXPENSES:
Mortality and expense risk	7,883	5,687	23,245	8,999	1,537	21,433	1,168,543
Investment advisory expenses	430	2,326	290	206	-	274	84,768
Total expenses	8,314	8,012	23,534	9,205	1,537	21,708	1,253,310

NET INVESTMENT INCOME (LOSS)	14,883	13,474	289,483	8,550	(9)	(19,558)	1,248,531

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	7,475	39,167	(323,041)	(25,499)	(52,250)	(52,448)	29
Capital gain distributions	139,003	33,724	-	287,134	46,991	49,988	-

Net realized gain (loss) on investments	146,478	72,891	(323,041)	261,635	(5,259)	(2,460)	29

Change in net unrealized appreciation (depreciation) on investments	(388,188)	(157,805)	(333,952)	(495,024)	(36,987)	(318,110)	(63)

Net realized and unrealized gain (loss) on investments	(241,710)	(84,915)	(656,993)	(233,389)	(42,246)	(320,570)	(33)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(226,828)	$(71,441)	$(367,510)	$(224,839)	$(42,255)	$(340,127)	$1,248,498

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced With Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio Class II	Templeton Foreign VIP Fund

INVESTMENT INCOME:
Dividend income	$6,315,398	$58,485	$84,847	$14,000	$-	$-	$173,542

EXPENSES:
Mortality and expense risk	3,472,246	19,222	27,733	5,968	7,935	29,630	38,167
Investment advisory expenses	98,720	1,376	1,446	553	2,085	-	855
Total expenses	3,570,966	20,598	29,179	6,521	10,020	29,630	39,022

NET INVESTMENT INCOME (LOSS)	2,744,432	37,887	55,668	7,479	(10,020)	(29,630)	134,520

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	29,802,741	34,002	35,766	154,052	22,297	(196,534)	(140,413)
Capital gain distributions	3,924,944	70,790	104,638	20,380	24,061	72,877	-

Net realized gain (loss) on investments	33,727,685	104,792	140,405	174,432	46,358	(123,657)	(140,413)

Change in net unrealized appreciation (depreciation) on investments	(147,457,691)	(813,581)	(1,209,334)	(465,568)	(263,125)	(602,454)	(502,640)

Net realized and unrealized gain (loss) on investments	(113,730,006)	(708,789)	(1,068,929)	(291,136)	(216,767)	(726,111)	(643,053)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(110,985,574)	$(670,902)	$(1,013,262)	$(283,657)	$(226,787)	$(755,741)	$(508,533)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Templeton Global Bond VIP Fund	Third Avenue Value Portfolio Variable Series	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund Class SC	Touchstone VST Small Company Fund	Van Eck VIP Unconstrained Emerging Markets Bond Fund

INVESTMENT INCOME:
Dividend income	$-	$19,340	$128,958	$39,158	$10,467	$1,916	$131,859

EXPENSES:
Mortality and expense risk	51,339	9,083	44,810	69,715	31,998	39,767	21,890
Investment advisory expenses	3,652	-	214	672	175	958	474
Total expenses	54,991	9,083	45,024	70,387	32,173	40,726	22,364

NET INVESTMENT INCOME (LOSS)	(54,991)	10,256	83,934	(31,229)	(21,706)	(38,810)	109,495

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(282,660)	41,091	(44,020)	132,812	161,328	114,908	(52,126)
Capital gain distributions	-	-	48,529	1,269,017	597,737	1,579,462	-

Net realized gain (loss) on investments	(282,660)	41,091	4,509	1,401,829	759,066	1,694,371	(52,126)

Change in net unrealized appreciation (depreciation) on investments	(138,653)	133,650	(1,138,912)	(3,422,748)	(1,799,000)	(2,670,156)	(309,848)

Net realized and unrealized gain (loss) on investments	(421,313)	174,741	(1,134,403)	(2,020,919)	(1,039,935)	(975,785)	(361,974)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(476,305)	$184,998	$(1,050,469)	$(2,052,148)	$(1,061,641)	$(1,014,596)	$(252,479)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Van Eck VIP Global Resources	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

INVESTMENT INCOME:
Dividend income	$70,270	$47,549	$66,926	$116,939	$83,060	$6,900

EXPENSES:
Mortality and expense risk	35,116	27,838	30,463	54,578	24,481	13,843
Investment advisory expenses	920	4,845	5,891	11,100	4,770	1,745
Total expenses	36,036	32,683	36,353	65,679	29,250	15,588

NET INVESTMENT INCOME (LOSS)	34,234	14,866	30,573	51,261	53,809	(8,688)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	670,326	161,453	214,091	144,257	649,735	(31,286)
Capital gain distributions	-	513,777	529,479	1,109,345	187,606	739,932

Net realized gain (loss) on investments	670,326	675,230	743,570	1,253,601	837,341	708,646

Change in net unrealized appreciation (depreciation) on investments	(491,589)	(1,676,154)	(1,549,834)	(3,676,810)	(2,489,697)	(1,548,760)

Net realized and unrealized gain (loss) on investments	178,737	(1,000,924)	(806,264)	(2,423,209)	(1,652,356)	(840,114)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$212,971	$(986,057)	$(775,691)	$(2,371,948)	$(1,598,547)	$(848,802)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	AB VPS Growth and Income Portfolio	AB VPS International Growth Portfolio	AB VPS International Value Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Alger Balanced Portfolio	Alger Capital Appreciation Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$79,366	$(53,731)	$56,792	$(121,181)	$13,948	$4,788	$(28,876)
Net realized gain (loss) on investments	1,964,051	1,167,081	6,193	2,608,579	634,238	49,169	(81,449)
Change in net unrealized appreciation (depreciation) on investments	(2,631,130)	(3,789,097)	(311,350)	(8,852,868)	(1,610,805)	(184,293)	(1,751,512)

Net increase (decrease) in net assets resulting from operations	(587,713)	(2,675,747)	(248,365)	(6,365,470)	(962,618)	(130,336)	(1,861,838)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	120	-	3,565	3,199	-	-
Transfers for contract benefits and terminations	(105,192)	(60,325)	(9,866)	(18,995)	(69,080)	-	-
Net transfers (to) from the Company and Subaccounts	144,678	(308,671)	(137,213)	(2,645,976)	(1,088,498)	(15,289)	(227,525)
Adjustments to net assets allocated to contracts in payout phase	4,927	(7,437)	715	6,597	(6,697)	(509)	1,741

Increase (decrease) in net assets resulting from Contract transactions	44,413	(376,313)	(146,364)	(2,654,809)	(1,161,076)	(15,798)	(225,785)

Total increase (decrease) in net assets	(543,299)	(3,052,059)	(394,730)	(9,020,279)	(2,123,694)	(146,134)	(2,087,623)

NET ASSETS:
Beginning of period	11,513,558	9,648,571	1,838,599	23,881,928	6,042,937	1,118,327	5,015,548

End of period	$10,970,258	$6,596,512	$1,443,869	$14,861,649	$3,919,243	$972,192	$2,927,925

CHANGES IN UNITS OUTSTANDING:
Units issued	50,826	957	322	71,572	22,537	-	26,126
Units redeemed	(50,614)	(19,720)	(16,020)	(148,246)	(62,669)	(549)	(39,305)

Net increase (decrease)	212	(18,763)	(15,698)	(76,674)	(40,132)	(549)	(13,179)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Allspring VT Discovery Fund	Allspring VT Omega Growth Fund	Allspring VT Opportunity Fund	Alps Red Rocks Listed Private Equity Portfolio	American Century Investments VP Balanced Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(254,422)	$(37,257)	$(59,532)	$(17,882)	$(39,516)	$23,304	$150,446
Net realized gain (loss) on investments	1,164,074	(116,135)	2,181,404	385,885	1,071,422	18,676	4,726,880
Change in net unrealized appreciation (depreciation) on investments	(18,663,322)	(2,317,775)	(6,801,528)	(1,669,933)	(2,452,660)	(106,409)	(11,350,919)

Net increase (decrease) in net assets resulting from operations	(17,753,671)	(2,471,167)	(4,679,656)	(1,301,929)	(1,420,753)	(64,429)	(6,473,593)

CONTRACT TRANSACTIONS:
Proceeds from units sold	14,133	-	-	6,000	2,260	100	14,441
Transfers for contract benefits and terminations	(32,887)	(7,750)	(113,718)	-	(20,556)	-	(527,588)
Net transfers (to) from the Company and Subaccounts	(3,650,910)	(492,989)	(365,514)	(345,512)	(228,626)	6,528	(1,505,521)
Adjustments to net assets allocated to contracts in payout phase	(35,812)	5,194	3,359	(4,405)	(4,232)	-	10,761

Increase (decrease) in net assets resulting from Contract transactions	(3,705,476)	(495,545)	(475,872)	(343,917)	(251,153)	6,628	(2,007,908)

Total increase (decrease) in net assets	(21,459,147)	(2,966,712)	(5,155,528)	(1,645,846)	(1,671,907)	(57,801)	(8,481,500)

NET ASSETS:
Beginning of period	47,074,751	6,939,101	12,221,520	3,594,969	6,751,609	224,722	36,538,521

End of period	$25,615,605	$3,972,389	$7,065,992	$1,949,123	$5,079,702	$166,921	$28,057,021

CHANGES IN UNITS OUTSTANDING:
Units issued	18,148	4,153	29,944	7,466	117	868	46,785
Units redeemed	(101,138)	(15,614)	(52,197)	(22,966)	(5,977)	(366)	(152,694)

Net increase (decrease)	(82,990)	(11,461)	(22,253)	(15,500)	(5,860)	502	(105,909)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Century Investments VP Income & Growth Fund	American Century Investments VP International Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Bond Fund	American Funds IS Global Bond Fund	American Funds IS Global Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$115,845	$54,791	$151,816	$318,613	$52,529	$(141)	$8,056
Net realized gain (loss) on investments	2,206,357	974,359	1,625,852	3,099,328	(15,054)	(4,918)	245,442
Change in net unrealized appreciation (depreciation) on investments	(3,942,731)	(3,369,605)	(2,016,588)	(3,578,501)	(368,706)	(1,442)	(894,712)

Net increase (decrease) in net assets resulting from operations	(1,620,529)	(2,340,454)	(238,920)	(160,560)	(331,231)	(6,500)	(641,214)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	1,050	3,057	7,413	-	-	100
Transfers for contract benefits and terminations	(62,834)	(73,114)	(25,124)	(145,146)	-	-	(25,716)
Net transfers (to) from the Company and Subaccounts	703,120	(148,381)	644,095	(3,198,401)	19,893	115,610	(31,571)
Adjustments to net assets allocated to contracts in payout phase	4,171	3,100	7,157	6,461	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	644,457	(217,345)	629,185	(3,329,673)	19,893	115,610	(57,187)

Total increase (decrease) in net assets	(976,071)	(2,557,799)	390,265	(3,490,233)	(311,338)	109,110	(698,401)

NET ASSETS:
Beginning of period	11,114,321	9,323,808	10,919,424	26,260,588	2,545,565	26,551	2,610,377

End of period	$10,138,249	$6,766,009	$11,309,690	$22,770,355	$2,234,227	$135,661	$1,911,976

CHANGES IN UNITS OUTSTANDING:
Units issued	109,282	60,537	164,441	279,863	26,664	17,549	3,534
Units redeemed	(88,107)	(68,221)	(137,985)	(398,967)	(24,343)	(4,294)	(5,949)

Net increase (decrease)	21,175	(7,684)	26,456	(119,104)	2,321	13,255	(2,415)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS Global Small Capitalization Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation Etf VI Fund	Blackrock Global Allocation VI Fund	BNY Mellon IP Midcap Stock Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,516)	$15,739	$27,381	$16,325	$8,628	$(55,385)	$1,544
Net realized gain (loss) on investments	91,720	414,321	334,091	237,448	(30)	28,277	719,600
Change in net unrealized appreciation (depreciation) on investments	(199,749)	(1,240,848)	(1,011,588)	(962,711)	(143,200)	(1,566,141)	(1,206,735)

Net increase (decrease) in net assets resulting from operations	(111,544)	(810,788)	(650,116)	(708,938)	(134,603)	(1,593,249)	(485,592)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	23,150	340	-	90,408	-
Transfers for contract benefits and terminations	-	-	-	-	-	(48,227)	(17,005)
Net transfers (to) from the Company and Subaccounts	(103,569)	(104,354)	(4,244)	(11,344)	(76,465)	(561,597)	(222,336)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	364	686

Increase (decrease) in net assets resulting from Contract transactions	(103,569)	(104,354)	18,907	(11,004)	(76,465)	(519,053)	(238,656)

Total increase (decrease) in net assets	(215,114)	(915,142)	(631,209)	(719,943)	(211,068)	(2,112,302)	(724,248)

NET ASSETS:
Beginning of period	434,424	4,700,772	3,052,489	3,182,180	875,707	9,965,671	3,356,591

End of period	$219,310	$3,785,630	$2,421,280	$2,462,237	$664,639	$7,853,369	$2,632,344

CHANGES IN UNITS OUTSTANDING:
Units issued	2,928	4,273	14,090	18,784	1,475	34,419	1,074
Units redeemed	(10,397)	(12,011)	(12,564)	(18,906)	(8,005)	(70,610)	(7,841)

Net increase (decrease)	(7,469)	(7,738)	1,526	(122)	(6,530)	(36,191)	(6,767)

Note: Totals may not appear to foot/crossfoot due to rounding.

                                   (Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	BNY Mellon VIF Opportunistic Small Cap Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Emerging Markets Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,455)	$2,209	$(4,490)	$(6,500)	$(1,291)	$(13,956)	$(2,273)
Net realized gain (loss) on investments	2,856,727	1,443,656	120,834	2,716	24,944	(126,675)	(155,632)
Change in net unrealized appreciation (depreciation) on investments	(5,052,149)	(2,610,781)	(248,648)	(538,467)	(136,618)	(817,182)	(36,880)

Net increase (decrease) in net assets resulting from operations	(2,203,877)	(1,164,916)	(132,304)	(542,250)	(112,965)	(957,813)	(194,785)

CONTRACT TRANSACTIONS:
Proceeds from units sold	313	-	-	-	5	-	-
Transfers for contract benefits and terminations	-	(149,602)	-	-	-	(7,577)	-
Net transfers (to) from the Company and Subaccounts	(1,114,248)	(647,340)	(102,966)	(707,714)	(124,134)	(544,963)	(86,294)
Adjustments to net assets allocated to contracts in payout phase	37,991	6,829	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,075,944)	(790,114)	(102,966)	(707,714)	(124,129)	(552,540)	(86,294)

Total increase (decrease) in net assets	(3,279,821)	(1,955,030)	(235,270)	(1,249,964)	(237,094)	(1,510,353)	(281,079)

NET ASSETS:
Beginning of period	12,267,933	7,754,270	783,640	1,793,296	491,539	3,424,810	675,693

End of period	$8,988,112	$5,799,240	$548,370	$543,332	$254,446	$1,914,457	$394,614

CHANGES IN UNITS OUTSTANDING:
Units issued	440	5,769	-	39,081	20,088	6,725	28,374
Units redeemed	(29,949)	(28,948)	(3,848)	(89,091)	(27,205)	(34,561)	(33,966)

Net increase (decrease)	(29,509)	(23,179)	(3,848)	(50,010)	(7,117)	(27,836)	(5,592)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Seligman Global Technology Fund II	Columbia Variable Portfolio - Small Cap Value Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series	Delaware VIP Small Cap Value Series	Delaware VIP Smid Cap Core Series

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(32,616)	$(131,245)	$(7,059)	$148,627	$3,073	$24,307	$(21,928)
Net realized gain (loss) on investments	272,757	5,075,236	542,902	(8,898)	(14,329)	1,781,178	335,618
Change in net unrealized appreciation (depreciation) on investments	(2,221,282)	(12,275,916)	(834,666)	(1,632,180)	(69,050)	(4,853,073)	(1,595,453)

Net increase (decrease) in net assets resulting from operations	(1,981,141)	(7,331,925)	(298,823)	(1,492,450)	(80,306)	(3,047,588)	(1,281,763)

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,600	17,209	1,685	7,722	-	1,730	290
Transfers for contract benefits and terminations	-	-	(58,135)	(42,115)	-	-	(12,392)
Net transfers (to) from the Company and Subaccounts	(607,619)	(2,068,844)	(810,366)	(150,690)	(45,598)	(1,916,258)	(1,145,313)
Adjustments to net assets allocated to contracts in payout phase	4,587	(2,887)	2,539	26,832	-	6,114	(50)

Increase (decrease) in net assets resulting from Contract transactions	(601,432)	(2,054,522)	(864,277)	(158,251)	(45,598)	(1,908,414)	(1,157,467)

Total increase (decrease) in net assets	(2,582,573)	(9,386,448)	(1,163,101)	(1,650,701)	(125,904)	(4,956,002)	(2,439,229)

NET ASSETS:
Beginning of period	6,573,448	23,848,059	2,589,772	5,438,868	363,643	23,785,685	9,404,808

End of period	$3,990,875	$14,461,611	$1,426,671	$3,788,166	$237,739	$18,829,683	$6,965,578

CHANGES IN UNITS OUTSTANDING:
Units issued	33,260	11,305	12,424	66,993	14,068	102,002	3,904
Units redeemed	(57,860)	(49,147)	(37,118)	(79,080)	(20,934)	(170,096)	(30,209)

Net increase (decrease)	(24,600)	(37,842)	(24,694)	(12,087)	(6,866)	(68,094)	(26,305)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP Value Series	Dimensional VA Us Targeted Value Portfolio	DWS Capital Growth VIP	DWS Core Equity VIP	DWS Croci® U.S. VIP	DWS Global Small Cap VIP	DWS Small Cap Index VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,352	$16,881	$(182,130)	$5,519	$47,940	$(1,898)	$59,001
Net realized gain (loss) on investments	34,470	427,167	5,042,485	1,866,814	40,124	200,050	4,697,751
Change in net unrealized appreciation (depreciation) on investments	(111,623)	(535,884)	(16,213,074)	(4,118,334)	(923,815)	(532,068)	(12,029,901)

Net increase (decrease) in net assets resulting from operations	(63,801)	(91,836)	(11,352,720)	(2,246,002)	(835,751)	(333,917)	(7,273,148)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	2,400	19,634	1,330	4,333	-	36,477
Transfers for contract benefits and terminations	-	(29,755)	(276,886)	(82,676)	(16,704)	-	(262,742)
Net transfers (to) from the Company and Subaccounts	(376,703)	(29,094)	(2,618,117)	(894,504)	(320,637)	(16,847)	(1,056,442)
Adjustments to net assets allocated to contracts in payout phase	-	-	(12,801)	(7,817)	1,537	-	2,876

Increase (decrease) in net assets resulting from Contract transactions	(376,703)	(56,449)	(2,888,170)	(983,667)	(331,471)	(16,847)	(1,279,832)

Total increase (decrease) in net assets	(440,504)	(148,285)	(14,240,890)	(3,229,669)	(1,167,221)	(350,764)	(8,552,980)

NET ASSETS:
Beginning of period	1,564,276	2,617,823	37,814,108	14,036,120	5,302,928	1,359,334	35,010,868

End of period	$1,123,772	$2,469,538	$23,573,219	$10,806,451	$4,135,707	$1,008,570	$26,457,888

CHANGES IN UNITS OUTSTANDING:
Units issued	67,609	59,511	52,378	38,747	699	6,091	62,531
Units redeemed	(93,271)	(60,885)	(123,291)	(67,658)	(16,516)	(7,632)	(115,494)

Net increase (decrease)	(25,662)	(1,374)	(70,913)	(28,911)	(15,817)	(1,541)	(52,963)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower International Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(11,249)	$3,691	$1,978	$7,665	$48,330	$62,528	$31,007
Net realized gain (loss) on investments	173,869	26,070	21,821	36,940	(400,256)	167,706	106,146
Change in net unrealized appreciation (depreciation) on investments	(735,448)	(571,666)	(42,366)	(73,134)	(1,251,028)	(827,728)	(721,707)

Net increase (decrease) in net assets resulting from operations	(572,829)	(541,905)	(18,567)	(28,529)	(1,602,954)	(597,494)	(584,554)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	960	100	-	960	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	14,373	(167,095)	132,720	(89,806)	(5,066,813)	542,969	(730,640)
Adjustments to net assets allocated to contracts in payout phase	8,550	1,510	-	-	-	4,694	-

Increase (decrease) in net assets resulting from Contract transactions	22,922	(164,624)	132,820	(89,806)	(5,065,853)	547,663	(730,640)

Total increase (decrease) in net assets	(549,907)	(706,529)	114,252	(118,336)	(6,668,807)	(49,831)	(1,315,194)

NET ASSETS:
Beginning of period	1,964,713	3,357,372	67,320	258,305	15,623,527	5,463,187	4,294,780

End of period	$1,414,806	$2,650,842	$181,573	$139,969	$8,954,721	$5,413,356	$2,979,585

CHANGES IN UNITS OUTSTANDING:
Units issued	12,988	4,568	10,761	837	42,306	138,785	49,488
Units redeemed	(13,615)	(14,142)	(799)	(6,738)	(500,413)	(91,663)	(111,610)

Net increase (decrease)	(627)	(9,574)	9,962	(5,901)	(458,107)	47,122	(62,122)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower International Value Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,606	$2,481	$8,489	$7,088	$7,224	$518	$231
Net realized gain (loss) on investments	(7,604)	10,392	34,137	32,059	34,113	5,984	1,728
Change in net unrealized appreciation (depreciation) on investments	(35,099)	(39,887)	(131,865)	(145,846)	(138,216)	(108,690)	(6,278)

Net increase (decrease) in net assets resulting from operations	(41,097)	(27,014)	(89,239)	(106,699)	(96,879)	(102,188)	(4,318)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	9,120	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	1,384	29,065	20,174	(32,722)	(39,700)	(758,000)	1
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1,384	29,065	20,174	(32,722)	(30,580)	(758,000)	1

Total increase (decrease) in net assets	(39,714)	2,050	(69,065)	(139,421)	(127,459)	(860,188)	(4,318)

NET ASSETS:
Beginning of period	290,951	198,491	648,754	753,155	669,281	1,028,619	25,639

End of period	$251,238	$200,541	$579,689	$613,733	$541,822	$168,431	$21,321

CHANGES IN UNITS OUTSTANDING:
Units issued	11,418	2,437	1,603	53	756	1,508	-
Units redeemed	(10,934)	-	-	(2,761)	(3,008)	(59,838)	-

Net increase (decrease)	484	2,437	1,603	(2,708)	(2,252)	(58,330)	-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$795	$679	$370	$1	$(577)	$133,237	$38,770
Net realized gain (loss) on investments	7,455	4,981	6,156	3	(60,506)	622,723	307,767
Change in net unrealized appreciation (depreciation) on investments	(27,833)	(17,164)	(26,899)	(16)	(116,854)	(2,047,509)	(969,162)

Net increase (decrease) in net assets resulting from operations	(19,583)	(11,504)	(20,373)	(11)	(177,936)	(1,291,549)	(622,626)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	12,000
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	20,003	(495)	3	-	34,132	(1,167,441)	99,239
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	20,003	(495)	3	-	34,132	(1,167,441)	111,239

Total increase (decrease) in net assets	419	(11,999)	(20,370)	(11)	(143,804)	(2,458,991)	(511,386)

NET ASSETS:
Beginning of period	100,614	69,155	115,504	65	931,398	10,658,628	4,510,711

End of period	$101,033	$57,156	$95,134	$54	$787,594	$8,199,637	$3,999,325

CHANGES IN UNITS OUTSTANDING:
Units issued	1,469	3,199	-	-	72,687	51,411	17,752
Units redeemed	-	(3,199)	-	-	(74,499)	(146,254)	(9,134)

Net increase (decrease)	1,469	-	-	-	(1,812)	(94,843)	8,618

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Moderately Conservative Profile Fund	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower Securefoundation® Balanced Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Federated Fund For U.S. Government Securities Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$57,564	$107,087	$4,620	$1,625,568	$(5,763)	$(13,087)	$298,505
Net realized gain (loss) on investments	261,929	(8,102)	(24,942)	7,668,833	9,019	86,644	(438,254)
Change in net unrealized appreciation (depreciation) on investments	(1,052,503)	(979,641)	(204,291)	(40,229,966)	(133,206)	(713,903)	(3,952,210)

Net increase (decrease) in net assets resulting from operations	(733,010)	(880,657)	(224,612)	(30,935,565)	(129,951)	(640,346)	(4,091,958)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	561,379	-	41,678	690
Transfers for contract benefits and terminations	-	-	-	(339,405)	-	-	(307,610)
Net transfers (to) from the Company and Subaccounts	(770,854)	(244,350)	(657,963)	(15,549,503)	(280,598)	(393,042)	(1,476,957)
Adjustments to net assets allocated to contracts in payout phase	-	8,196	-	(539)	-	-	19,927

Increase (decrease) in net assets resulting from Contract transactions	(770,854)	(236,154)	(657,963)	(15,328,068)	(280,598)	(351,365)	(1,763,949)

Total increase (decrease) in net assets	(1,503,864)	(1,116,811)	(882,576)	(46,263,633)	(410,549)	(991,711)	(5,855,908)

NET ASSETS:
Beginning of period	6,589,149	7,408,913	1,319,058	209,752,478	1,326,904	2,840,560	31,779,141

End of period	$5,085,285	$6,292,102	$436,482	$163,488,845	$916,355	$1,848,848	$25,923,233

CHANGES IN UNITS OUTSTANDING:
Units issued	13,092	23,621	38,036	121,010	2,989	27,600	109,572
Units redeemed	(79,566)	(44,782)	(92,270)	(1,146,549)	(22,893)	(48,968)	(248,162)

Net increase (decrease)	(66,474)	(21,161)	(54,234)	(1,025,539)	(19,904)	(21,368)	(138,590)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Comstock Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,324	$11,523	$1,477	$(206,108)	$(78,184)	$(3,598)	$78,704
Net realized gain (loss) on investments	460,942	586,325	1,109	4,688,600	2,016,777	305,299	382,250
Change in net unrealized appreciation (depreciation) on investments	(808,519)	(1,028,595)	(7,475)	(16,881,200)	(6,132,492)	(711,990)	(485,457)

Net increase (decrease) in net assets resulting from operations	(327,254)	(430,746)	(4,889)	(12,398,707)	(4,193,899)	(410,290)	(24,503)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	270	-	58,328	3,569	-	2,104
Transfers for contract benefits and terminations	-	-	-	(82,772)	(25,938)	(11,963)	-
Net transfers (to) from the Company and Subaccounts	(42,157)	342,690	(21,273)	(1,509,639)	(488,986)	75,056	1,892,933
Adjustments to net assets allocated to contracts in payout phase	4,759	5,289	-	(18,184)	8,134	105	1,890

Increase (decrease) in net assets resulting from Contract transactions	(37,398)	348,249	(21,273)	(1,552,267)	(503,222)	63,198	1,896,927

Total increase (decrease) in net assets	(364,652)	(82,497)	(26,162)	(13,950,974)	(4,697,120)	(347,092)	1,872,423

NET ASSETS:
Beginning of period	2,274,804	3,870,175	79,903	38,708,238	15,361,281	2,442,348	5,738,365

End of period	$1,910,153	$3,787,678	$53,741	$24,757,264	$10,664,161	$2,095,257	$7,610,789

CHANGES IN UNITS OUTSTANDING:
Units issued	151	78,180	-	46,662	18,844	35,316	245,272
Units redeemed	(1,623)	(61,644)	(1,862)	(78,788)	(49,332)	(32,361)	(165,289)

Net increase (decrease)	(1,472)	16,536	(1,862)	(32,126)	(30,488)	2,955	79,983

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Core Equity Fund	Invesco V.I. Growth & Income Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Technology Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,213	$82,372	$152,661	$116,425	$(5,716)	$(16,909)	$(28,153)
Net realized gain (loss) on investments	504,923	1,012,869	(19,817)	1,272,345	268,859	391,569	1,239,826
Change in net unrealized appreciation (depreciation) on investments	(1,336,915)	(1,726,133)	(575,075)	(4,110,557)	(539,624)	(1,063,005)	(3,328,670)

Net increase (decrease) in net assets resulting from operations	(829,779)	(630,892)	(442,231)	(2,721,787)	(276,481)	(688,345)	(2,116,996)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	3,360	1,090	180	-	-	-
Transfers for contract benefits and terminations	(31,343)	(54,200)	-	(105,824)	-	-	-
Net transfers (to) from the Company and Subaccounts	(46,710)	(389,385)	(216,050)	(560,271)	(349,111)	(386,707)	(619,787)
Adjustments to net assets allocated to contracts in payout phase	1,291	49,061	6,900	3,688	536	4,006	1,601

Increase (decrease) in net assets resulting from Contract transactions	(76,762)	(391,163)	(208,060)	(662,228)	(348,575)	(382,702)	(618,186)

Total increase (decrease) in net assets	(906,541)	(1,022,055)	(650,292)	(3,384,015)	(625,056)	(1,071,047)	(2,735,183)

NET ASSETS:
Beginning of period	3,921,325	9,621,592	4,442,862	14,695,630	2,039,187	3,130,528	5,551,723

End of period	$3,014,784	$8,599,537	$3,792,570	$11,311,615	$1,414,131	$2,059,481	$2,816,540

CHANGES IN UNITS OUTSTANDING:
Units issued	108	24,672	11,129	34,905	0	5,607	1,063
Units redeemed	(1,841)	(39,118)	(23,914)	(74,439)	(10,978)	(24,676)	(25,240)

Net increase (decrease)	(1,733)	(14,446)	(12,785)	(39,534)	(10,978)	(19,069)	(24,177)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Ivy VIP International Core Equity	Janus Henderson VIT Balanced Portfolio	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$27,675	$93,967	$324,889	$254,619	$427,912	$38,607	$(10,944)
Net realized gain (loss) on investments	120,569	954,892	7,652,586	(14,171)	227,969	1,759,732	247,987
Change in net unrealized appreciation (depreciation) on investments	(431,100)	(4,268,286)	(34,254,110)	(2,676,008)	(6,289,239)	(5,111,564)	(954,506)

Net increase (decrease) in net assets resulting from operations	(282,856)	(3,219,426)	(26,276,635)	(2,435,560)	(5,633,358)	(3,313,225)	(717,464)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	500	10,655	-	5,415	-	100
Transfers for contract benefits and terminations	(31,038)	(64,548)	(708,261)	(557,064)	(149,539)	(8,792)	-
Net transfers (to) from the Company and Subaccounts	(33,889)	(1,294,712)	(11,550,641)	(2,216,852)	(3,114,226)	(764,695)	(47,089)
Adjustments to net assets allocated to contracts in payout phase	-	(1,197)	116,804	3,021	28,786	9,093	-

Increase (decrease) in net assets resulting from Contract transactions	(64,927)	(1,359,958)	(12,131,443)	(2,770,895)	(3,229,564)	(764,394)	(46,989)

Total increase (decrease) in net assets	(347,783)	(4,579,384)	(38,408,077)	(5,206,455)	(8,862,922)	(4,077,619)	(764,452)

NET ASSETS:
Beginning of period	1,915,753	19,496,978	157,248,776	18,450,356	40,372,592	16,763,995	1,957,694

End of period	$1,567,970	$14,917,594	$118,840,698	$13,243,902	$31,509,670	$12,686,376	$1,193,241

CHANGES IN UNITS OUTSTANDING:
Units issued	-	2,301	151,937	23,465	78,510	16,224	4,140
Units redeemed	(5,872)	(54,838)	(719,569)	(229,197)	(289,663)	(46,810)	(5,268)

Net increase (decrease)	(5,872)	(52,537)	(567,632)	(205,732)	(211,153)	(30,586)	(1,128)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	Janus Henderson VIT Overseas Portfolio Service Shares	Janus Henderson VIT Research Portfolio	JP Morgan Insurance Trust Core Bond Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lazard Retirement Emerging Markets Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(84,493)	$26,863	$12,066	$(59,526)	$4,415	$(6,617)	$281,805
Net realized gain (loss) on investments	540,064	32,193	59,432	1,637,817	(6,912)	554,735	(65,749)
Change in net unrealized appreciation (depreciation) on investments	(7,416,829)	(385,072)	(242,143)	(5,008,297)	(51,151)	(1,245,002)	(2,155,041)

Net increase (decrease) in net assets resulting from operations	(6,961,258)	(326,017)	(170,646)	(3,430,005)	(53,648)	(696,884)	(1,938,984)

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,450	-	2,593	-	-	-	210
Transfers for contract benefits and terminations	-	(47,536)	(56,635)	-	-	(1,221)	(24,845)
Net transfers (to) from the Company and Subaccounts	(3,870,047)	(215,139)	(65,615)	(407,848)	(240,378)	(303,442)	(592,441)
Adjustments to net assets allocated to contracts in payout phase	4,576	2,498	44	1,859	-	511	37,797

Increase (decrease) in net assets resulting from Contract transactions	(3,864,021)	(260,177)	(119,614)	(405,988)	(240,378)	(304,151)	(579,278)

Total increase (decrease) in net assets	(10,825,279)	(586,194)	(290,260)	(3,835,993)	(294,026)	(1,001,036)	(2,518,262)

NET ASSETS:
Beginning of period	20,983,726	3,493,768	1,819,235	11,410,448	631,205	3,587,738	12,636,961

End of period	$10,158,447	$2,907,574	$1,528,975	$7,574,455	$337,179	$2,586,702	$10,118,699

CHANGES IN UNITS OUTSTANDING:
Units issued	102,438	-	11,758	83	1,505	792	57,453
Units redeemed	(203,826)	(7,978)	(21,284)	(7,231)	(25,421)	(10,371)	(103,719)

Net increase (decrease)	(101,388)	(7,978)	(9,526)	(7,148)	(23,916)	(9,579)	(46,266)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Lazard Retirement Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund	MFS VIT II Core Equity Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II International Intrinsic Value Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio	MFS VIT III Mid Cap Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$50,411	$(162,729)	$(313)	$(1,053)	$(78,140)	$217	$4,150
Net realized gain (loss) on investments	(115,462)	2,989,199	5,526	92,520	2,433,247	40,818	147,887
Change in net unrealized appreciation (depreciation) on investments	(122,515)	(10,739,956)	(16,974)	(321,974)	(13,265,447)	(76,755)	(273,844)

Net increase (decrease) in net assets resulting from operations	(187,565)	(7,913,486)	(11,761)	(230,507)	(10,910,340)	(35,720)	(121,807)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	2,245	-	-	23,850	-	41,673
Transfers for contract benefits and terminations	-	(336,132)	-	-	(146,669)	-	-
Net transfers (to) from the Company and Subaccounts	(618,136)	(3,893,270)	(2,606)	433,075	(3,799,967)	(14,220)	8,096
Adjustments to net assets allocated to contracts in payout phase	-	3,173	-	-	11,871	-	-

Increase (decrease) in net assets resulting from Contract transactions	(618,136)	(4,223,984)	(2,606)	433,075	(3,910,915)	(14,220)	49,768

Total increase (decrease) in net assets	(805,701)	(12,137,471)	(14,367)	202,567	(14,821,255)	(49,939)	(72,039)

NET ASSETS:
Beginning of period	3,199,939	30,659,393	64,982	1,238,279	46,747,340	201,765	1,152,691

End of period	$2,394,238	$18,521,922	$50,615	$1,440,846	$31,926,085	$151,826	$1,080,652

CHANGES IN UNITS OUTSTANDING:
Units issued	142,369	13,612	-	56,632	70,960	2	61,279
Units redeemed	(204,911)	(85,596)	(202)	(22,357)	(230,982)	(1,065)	(58,966)

Net increase (decrease)	(62,542)	(71,984)	(202)	34,275	(160,022)	(1,063)	2,313

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT Utilities Series	Morgan Stanley VIF U.S. Real Estate Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	NVIT Mid Cap Index Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Emerging Markets Bond Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$127,817	$11,550	$(3,321)	$(2,764)	$55,194	$821,704	$27,595
Net realized gain (loss) on investments	522,729	628,764	104,424	72,043	5,112,161	232,014	(62,930)
Change in net unrealized appreciation (depreciation) on investments	(732,038)	(1,699,165)	(182,950)	(237,409)	(8,434,094)	(868,617)	(90,051)

Net increase (decrease) in net assets resulting from operations	(81,492)	(1,058,851)	(81,846)	(168,130)	(3,266,739)	185,102	(125,386)

CONTRACT TRANSACTIONS:
Proceeds from units sold	6,509	120	-	-	16,300	100	5
Transfers for contract benefits and terminations	(154,057)	(47,781)	-	-	(259,957)	-	-
Net transfers (to) from the Company and Subaccounts	1,679,726	(327,354)	7,138	17	(704,518)	959,443	48,138
Adjustments to net assets allocated to contracts in payout phase	25,183	(6,587)	402	-	40,765	282	-

Increase (decrease) in net assets resulting from Contract transactions	1,557,361	(381,601)	7,540	17	(907,410)	959,825	48,143

Total increase (decrease) in net assets	1,475,869	(1,440,452)	(74,306)	(168,113)	(4,174,149)	1,144,927	(77,243)

NET ASSETS:
Beginning of period	6,737,811	4,139,800	735,483	882,542	23,139,219	2,442,621	760,319

End of period	$8,213,679	$2,699,348	$661,177	$714,429	$18,965,071	$3,587,548	$683,076

CHANGES IN UNITS OUTSTANDING:
Units issued	121,824	2,053	5,315	-	31,864	447,161	32,272
Units redeemed	(59,437)	(8,866)	(5,431)	-	(64,478)	(336,813)	(27,511)

Net increase (decrease)	62,387	(6,813)	(116)	-	(32,614)	110,348	4,761

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,205,111	$614,203	$244,430	$2,240,000	$26,028	$(4,831)	$8,857
Net realized gain (loss) on investments	(691,745)	(697,010)	(53,938)	(2,394,882)	(3,376)	732,136	575,980
Change in net unrealized appreciation (depreciation) on investments	(4,308,452)	(4,494,209)	(791,322)	(20,023,448)	(260,101)	(1,782,786)	(687,147)

Net increase (decrease) in net assets resulting from operations	(3,795,086)	(4,577,016)	(600,830)	(20,178,330)	(237,449)	(1,055,481)	(102,310)

CONTRACT TRANSACTIONS:
Proceeds from units sold	9,004	30,229	300	33,254	-	6,120	685
Transfers for contract benefits and terminations	(183,111)	(313,146)	(95,266)	(1,414,656)	-	(77,154)	-
Net transfers (to) from the Company and Subaccounts	(8,643,079)	(9,883,893)	(21,127)	(11,211,574)	(338,747)	(111,917)	202,109
Adjustments to net assets allocated to contracts in payout phase	40,746	19,240	1,103	64,254	-	(8,507)	3,598

Increase (decrease) in net assets resulting from Contract transactions	(8,776,440)	(10,147,570)	(114,990)	(12,528,722)	(338,747)	(191,458)	206,392

Total increase (decrease) in net assets	(12,571,525)	(14,724,586)	(715,820)	(32,707,052)	(576,197)	(1,246,939)	104,082

NET ASSETS:
Beginning of period	37,942,357	75,872,110	3,793,885	139,409,664	1,878,637	5,330,261	1,526,945

End of period	$25,370,832	$61,147,524	$3,078,064	$106,702,613	$1,302,440	$4,083,321	$1,631,027

CHANGES IN UNITS OUTSTANDING:
Units issued	444,180	268,770	831,629	382,137	1,838	2,776	9,908
Units redeemed	(1,012,237)	(1,076,452)	(854,260)	(1,356,451)	(31,695)	(7,211)	(1,517)

Net increase (decrease)	(568,057)	(807,682)	(22,631)	(974,314)	(29,857)	(4,435)	8,391

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pioneer Select Mid Cap Growth VCT Portfolio	Prudential Series Fund Equity Portfolio	Prudential Series Fund Natural Resources Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Health Care Fund	Putnam VT Income Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(48,018)	$(13,207)	$(3,223)	$109,058	$7,742	$(16,555)	$276,427
Net realized gain (loss) on investments	968,148	24,074	(8,693)	1,833,033	74,449	488,834	(180,432)
Change in net unrealized appreciation (depreciation) on investments	(3,497,030)	(561,867)	102,028	(2,585,457)	(241,685)	(771,560)	(939,816)

Net increase (decrease) in net assets resulting from operations	(2,576,901)	(551,000)	90,112	(643,366)	(159,494)	(299,281)	(843,821)

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,500	-	-	1,000	-	3,960	-
Transfers for contract benefits and terminations	-	-	-	(117,063)	-	(1,947)	-
Net transfers (to) from the Company and Subaccounts	(485,022)	(30,159)	(137,703)	53,530	(43,183)	(428,824)	(536,196)
Adjustments to net assets allocated to contracts in payout phase	(59)	(504)	-	(24,228)	-	1,702	-

Increase (decrease) in net assets resulting from Contract transactions	(483,580)	(30,663)	(137,703)	(86,761)	(43,183)	(425,109)	(536,196)

Total increase (decrease) in net assets	(3,060,481)	(581,663)	(47,591)	(730,127)	(202,677)	(724,390)	(1,380,018)

NET ASSETS:
Beginning of period	8,305,812	2,138,412	511,460	17,294,105	973,089	5,162,806	6,332,489

End of period	$5,245,331	$1,556,749	$463,870	$16,563,978	$770,412	$4,438,415	$4,952,472

CHANGES IN UNITS OUTSTANDING:
Units issued	7,032	-	-	131,228	149	15,998	44,442
Units redeemed	(22,472)	(720)	(9,882)	(133,796)	(3,221)	(28,872)	(94,123)

Net increase (decrease)	(15,440)	(720)	(9,882)	(2,568)	(3,072)	(12,874)	(49,681)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT International Equity Fund	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Royce Capital Fund - Small-Cap Portfolio	Schwab Government Money Market Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,883	$13,474	$289,483	$8,550	$(9)	$(19,558)	$1,248,531
Net realized gain (loss) on investments	146,478	72,891	(323,041)	261,635	(5,259)	(2,460)	29
Change in net unrealized appreciation (depreciation) on investments	(388,188)	(157,805)	(333,952)	(495,024)	(36,987)	(318,110)	(63)

Net increase (decrease) in net assets resulting from operations	(226,828)	(71,441)	(367,510)	(224,839)	(42,255)	(340,127)	1,248,498

CONTRACT TRANSACTIONS:
Proceeds from units sold	960	5	-	-	-	-	259,642
Transfers for contract benefits and terminations	-	(97,797)	(21,069)	-	-	(3,782)	(14,265,486)
Net transfers (to) from the Company and Subaccounts	43,464	7,136	(870,221)	174,151	71,070	(319,455)	41,693,211
Adjustments to net assets allocated to contracts in payout phase	-	-	1,446	-	-	647	(18,615)

Increase (decrease) in net assets resulting from Contract transactions	44,424	(90,656)	(889,844)	174,151	71,070	(322,590)	27,668,751

Total increase (decrease) in net assets	(182,404)	(162,097)	(1,257,354)	(50,689)	28,815	(662,717)	28,917,249

NET ASSETS:
Beginning of period	1,481,583	1,218,647	3,909,343	1,550,021	163,209	3,456,333	142,709,127
End of period	$1,299,180	$1,056,550	$2,651,989	$1,499,332	$192,024	$2,793,616	$171,626,376

CHANGES IN UNITS OUTSTANDING:
Units issued	9,802	27,257	53,755	31,861	29,633	7,256	11,344,835
Units redeemed	(6,628)	(33,406)	(144,280)	(23,032)	(26,404)	(18,403)	(8,666,976)
Net increase (decrease)	3,174	(6,149)	(90,525)	8,829	3,229	(11,147)	2,677,859

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced With Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio Class II	Templeton Foreign VIP Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,744,432	$37,887	$55,668	$7,479	$(10,020)	$(29,630)	$134,520
Net realized gain (loss) on investments	33,727,685	104,792	140,405	174,432	46,358	(123,657)	(140,413)
Change in net unrealized appreciation (depreciation) on investments	(147,457,691)	(813,581)	(1,209,334)	(465,568)	(263,125)	(602,454)	(502,640)

Net increase (decrease) in net assets resulting from operations	(110,985,574)	(670,902)	(1,013,262)	(283,657)	(226,787)	(755,741)	(508,533)

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,521,426	-	-	-	11,000	350	1,049
Transfers for contract benefits and terminations	(3,865,682)	-	-	-	-	(35,620)	-
Net transfers (to) from the Company and Subaccounts	(35,899,050)	(524,599)	(315,316)	(1,011,843)	(26,586)	234,620	(376,153)
Adjustments to net assets allocated to contracts in payout phase	(1,070,129)	-	-	-	-	4,180	3,871

Increase (decrease) in net assets resulting from Contract transactions	(38,313,434)	(524,599)	(315,316)	(1,011,843)	(15,586)	203,530	(371,234)

Total increase (decrease) in net assets	(149,299,008)	(1,195,501)	(1,328,578)	(1,295,500)	(242,373)	(552,212)	(879,767)

NET ASSETS:
Beginning of period	615,857,060	4,714,108	6,292,144	2,097,592	1,753,341	5,015,697	6,474,405

End of period	$466,558,052	$3,518,607	$4,963,566	$802,093	$1,510,968	$4,463,486	$5,594,638

CHANGES IN UNITS OUTSTANDING:
Units issued	1,148,640	1,438	339	1,145	4,007	72,373	56,943
Units redeemed	(2,229,522)	(42,492)	(23,300)	(67,389)	(4,616)	(67,775)	(87,107)

Net increase (decrease)	(1,080,882)	(41,054)	(22,961)	(66,244)	(609)	4,598	(30,164)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Templeton Global Bond VIP Fund	Third Avenue Value Portfolio Variable Series	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund Class SC	Touchstone VST Small Company Fund	Van Eck VIP Unconstrained Emerging Markets Bond Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54,991)	$10,256	$83,934	$(31,229)	$(21,706)	$(38,810)	$109,495
Net realized gain (loss) on investments	(282,660)	41,091	4,509	1,401,829	759,066	1,694,371	(52,126)
Change in net unrealized appreciation (depreciation) on investments	(138,653)	133,650	(1,138,912)	(3,422,748)	(1,799,000)	(2,670,156)	(309,848)

Net increase (decrease) in net assets resulting from operations	(476,305)	184,998	(1,050,469)	(2,052,148)	(1,061,641)	(1,014,596)	(252,479)

CONTRACT TRANSACTIONS:
Proceeds from units sold	16,639	-	1,370	180	180	3,300	500
Transfers for contract benefits and terminations	(19,123)	(10,801)	-	-	(63,498)	(14,745)	(11,567)
Net transfers (to) from the Company and Subaccounts	(306,414)	(119,849)	(266,135)	(389,194)	(548,009)	(492,174)	23,072
Adjustments to net assets allocated to contracts in payout phase	3,053	1,972	(6,399)	13,846	(15,570)	5,762	(311)

Increase (decrease) in net assets resulting from Contract transactions	(305,845)	(128,678)	(271,163)	(375,168)	(626,897)	(497,857)	11,694

Total increase (decrease) in net assets	(782,150)	56,320	(1,321,632)	(2,427,316)	(1,688,537)	(1,512,452)	(240,785)

NET ASSETS:
Beginning of period	8,555,054	1,301,882	7,232,291	11,323,415	5,824,276	6,976,374	3,285,376

End of period	$7,772,904	$1,358,202	$5,910,659	$8,896,099	$4,135,739	$5,463,922	$3,044,591

CHANGES IN UNITS OUTSTANDING:
Units issued	77,770	-	50,494	2,854	979	9,158	25,952
Units redeemed	(114,389)	(9,860)	(81,374)	(11,139)	(22,229)	(30,214)	(25,452)

Net increase (decrease)	(36,619)	(9,860)	(30,880)	(8,285)	(21,250)	(21,056)	500

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Van Eck VIP Global Resources	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid- Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$34,234	$14,866	$30,573	$51,261	$53,809	$(8,688)
Net realized gain (loss) on investments	670,326	675,230	743,570	1,253,601	837,341	708,646
Change in net unrealized appreciation (depreciation) on investments	(491,589)	(1,676,154)	(1,549,834)	(3,676,810)	(2,489,697)	(1,548,760)

Net increase (decrease) in net assets resulting from operations	212,971	(986,057)	(775,691)	(2,371,948)	(1,598,547)	(848,802)

CONTRACT TRANSACTIONS:
Proceeds from units sold	435	-	-	28,939	3,811	-
Transfers for contract benefits and terminations	-	-	(16,740)	(36,772)	(27,484)	(5,458)
Net transfers (to) from the Company and Subaccounts	113,647	(570,259)	(694,324)	(807,075)	(2,310,076)	(243,564)
Adjustments to net assets allocated to contracts in payout phase	21,371	454	415	253	370	103

Increase (decrease) in net assets resulting from Contract transactions	135,453	(569,805)	(710,648)	(814,655)	(2,333,379)	(248,920)

Total increase (decrease) in net assets	348,424	(1,555,862)	(1,486,339)	(3,186,603)	(3,931,925)	(1,097,722)

NET ASSETS:
Beginning of period	4,696,465	6,556,544	6,915,208	12,776,088	7,878,012	3,399,140

End of period	$5,044,889	$5,000,682	$5,428,868	$9,589,486	$3,946,087	$2,301,418

CHANGES IN UNITS OUTSTANDING:
Units issued	483,478	7,196	16,894	8,749	65,754	-
Units redeemed	(491,999)	(29,164)	(53,055)	(46,950)	(187,838)	(12,522)

Net increase (decrease)	(8,521)	(21,968)	(36,161)	(38,201)	(122,084)	(12,522)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	AB VPS Growth and Income Portfolio	AB VPS International Growth Portfolio	AB VPS International Value Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Alger Balanced Portfolio	Alger Capital Appreciation Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,308	$(71,976)	$23,141	$(141,368)	$1,028	$1,469	$(35,363)
Net realized gain (loss) on investments	252,084	1,083,967	14,175	2,240,083	317,155	46,377	1,441,364
Change in net unrealized appreciation (depreciation) on investments	2,173,751	(319,129)	142,546	2,737,200	1,249,510	127,395	(601,087)

Net increase (decrease) in net assets resulting from operations	2,441,144	692,862	179,861	4,835,916	1,567,693	175,241	804,914

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	120	-	3,430	663	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(2,268)	(136,708)	(9,049)	(4,681)	(142,578)	-	(2,002)
Net transfers	33,317	(418,989)	(102,124)	1,530,383	118,002	(40,218)	(1,563,993)
Adjustments to net assets allocated to contracts in payout phase	(92,114)	17,193	2,136	(1,609)	5,062	3,787	159

Increase (decrease) in net assets resulting from Contract transactions	(61,065)	(538,384)	(109,037)	1,527,523	(18,851)	(36,431)	(1,565,836)

Total increase (decrease) in net assets	2,380,080	154,478	70,824	6,363,438	1,548,842	138,810	(760,922)

NET ASSETS:
Beginning of period	9,133,478	9,494,093	1,767,775	17,518,490	4,494,095	979,517	5,776,470

End of period	$11,513,558	$9,648,571	$1,838,599	$23,881,928	$6,042,937	$1,118,327	$5,015,548

CHANGES IN UNITS OUTSTANDING:
Units issued	46,750	89	-	140,049	179,594	-	61,703
Units redeemed	(52,696)	(21,910)	(11,395)	(107,831)	(179,280)	(1,405)	(125,071)

Net increase (decrease)	(5,946)	(21,821)	(11,395)	32,218	314	(1,405)	(63,368)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Allspring VT Discovery Fund	Allspring VT Omega Growth Fund	Allspring VT Opportunity Fund	Alps Red Rocks Listed Private Equity Portfolio	American Century Investments VP Balanced Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(380,109)	$(58,228)	$(102,623)	$(27,621)	$(44,057)	$9,095	$2,045
Net realized gain (loss) on investments	13,606,972	2,821,660	2,574,642	669,855	608,770	4,551	2,569,583
Change in net unrealized appreciation (depreciation) on investments	(8,331,129)	(2,519,270)	(3,277,589)	(208,685)	807,384	20,515	2,250,136

Net increase (decrease) in net assets resulting from operations	4,895,734	244,162	(805,570)	433,549	1,372,097	34,161	4,821,765

CONTRACT TRANSACTIONS:
Proceeds from units sold	13,309	-	15,826	6,000	2,200	1,200	273,820
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(196,670)	(120,235)	(3,124)	(638)	(575,167)	-	(433,585)
Net transfers	(5,641,686)	(699,891)	(3,156,324)	(786,365)	(449,761)	(32)	(1,643,932)
Adjustments to net assets allocated to contracts in payout phase	102,313	(13,208)	(6,860)	10,169	(66,217)	-	28,966

Increase (decrease) in net assets resulting from Contract transactions	(5,722,733)	(833,334)	(3,150,482)	(770,834)	(1,088,944)	1,168	(1,774,731)

Total increase (decrease) in net assets	(826,999)	(589,172)	(3,956,052)	(337,285)	283,153	35,330	3,047,034

NET ASSETS:
Beginning of period	47,901,751	7,528,274	16,177,571	3,932,254	6,468,456	189,392	33,491,487

End of period	$47,074,751	$6,939,101	$12,221,520	$3,594,969	$6,751,609	$224,722	$36,538,521

CHANGES IN UNITS OUTSTANDING:
Units issued	35,561	5,470	28,583	41,551	6,453	2,615	138,424
Units redeemed	(121,840)	(19,417)	(90,778)	(70,205)	(32,802)	(3,082)	(201,909)

Net increase (decrease)	(86,278)	(13,947)	(62,195)	(28,655)	(26,348)	(467)	(63,485)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	American Century Investments VP Income & Growth Fund	American Century Investments VP International Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Bond Fund	American Funds IS Global Bond Fund	American Funds IS Global Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$40,956	$(55,836)	$29,532	$267,022	$20,042	$266	$382
Net realized gain (loss) on investments	1,944,082	868,480	379,160	1,088,737	81,092	551	270,340
Change in net unrealized appreciation (depreciation) on investments	300,326	(86,587)	1,696,831	3,756,201	(115,398)	(2,398)	50,256

Net increase (decrease) in net assets resulting from operations	2,285,364	726,057	2,105,523	5,111,960	(14,264)	(1,581)	320,978

CONTRACT TRANSACTIONS:
Proceeds from units sold	14,787	1,000	40,346	7,428	20,750	-	6,067
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(135,366)	(13,533)	(38,867)	(264,376)	(660)	-	(716)
Net transfers	(1,005,568)	(745,319)	(1,178,460)	(261,154)	664,511	(2,777)	155,720
Adjustments to net assets allocated to contracts in payout phase	951	(767)	6,821	12,416	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,125,194)	(758,619)	(1,170,160)	(505,686)	684,601	(2,777)	161,071

Total increase (decrease) in net assets	1,160,169	(32,562)	935,363	4,606,274	670,337	(4,358)	482,049

NET ASSETS:
Beginning of period	9,954,152	9,356,370	9,984,061	21,654,314	1,875,228	30,910	2,128,328

End of period	$11,114,321	$9,323,808	$10,919,424	$26,260,588	$2,545,565	$26,551	$2,610,377

CHANGES IN UNITS OUTSTANDING:
Units issued	35,758	65,574	52,555	229,022	70,016	432	26,461
Units redeemed	(67,368)	(107,374)	(84,646)	(200,889)	(4,028)	(687)	(21,197)

Net increase (decrease)	(31,610)	(41,801)	(32,090)	28,133	65,988	(256)	5,265

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	American Funds IS Global Small Capitalization Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation Etf VI Fund	Blackrock Global Allocation VI Fund	BNY Mellon IP Midcap Stock Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,686)	$11,056	$58,222	$4,103	$10,268	$26,614	$(2,233)
Net realized gain (loss) on investments	26,360	345,861	36,981	759,445	62,823	1,516,646	78,196
Change in net unrealized appreciation (depreciation) on investments	6,056	561,938	(176,153)	(519,968)	2,032	(969,324)	619,689

Net increase (decrease) in net assets resulting from operations	26,731	918,855	(80,950)	243,580	75,123	573,936	695,651

CONTRACT TRANSACTIONS:
Proceeds from units sold	5,704	-	38,091	1,440	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(4,770)	-	(88,649)	-	(159,209)	(2,095)
Net transfers	(9,921)	(1,614,144)	307,890	(1,812,148)	258,310	200,049	(134,852)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	62	1,048

Increase (decrease) in net assets resulting from Contract transactions	(4,216)	(1,618,914)	345,981	(1,899,358)	258,310	40,902	(135,900)

Total increase (decrease) in net assets	22,514	(700,058)	265,031	(1,655,778)	333,433	614,837	559,752

NET ASSETS:
Beginning of period	411,910	5,400,830	2,787,458	4,837,957	542,274	9,350,833	2,796,840

End of period	$434,424	$4,700,772	$3,052,489	$3,182,180	$875,707	$9,965,671	$3,356,591

CHANGES IN UNITS OUTSTANDING:
Units issued	5,081	38,865	36,609	21,843	20,780	51,067	2,449
Units redeemed	(5,218)	(156,959)	(12,997)	(120,973)	(689)	(47,491)	(7,055)

Net increase (decrease)	(137)	(118,094)	23,612	(99,130)	20,091	3,576	(4,606)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	BNY Mellon VIF Opportunistic Small Cap Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Emerging Markets Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37,799)	$(21,083)	$(4,586)	$(10,648)	$(2,247)	$(21,787)	$271
Net realized gain (loss) on investments	1,283,744	587,057	9,429	146,876	64,508	881,459	24,231
Change in net unrealized appreciation (depreciation) on investments	1,397,505	973,374	107,177	159,080	15,786	(455,412)	(146,143)

Net increase (decrease) in net assets resulting from operations	2,643,449	1,539,347	112,020	295,308	78,048	404,260	(121,640)

CONTRACT TRANSACTIONS:
Proceeds from units sold	230	-	-	-	-	4,867	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(91,391)	(121,977)	-	-	-	(13,944)	(450)
Net transfers	(844,403)	(71,639)	(50,873)	35,731	181,414	545,072	230,892
Adjustments to net assets allocated to contracts in payout phase	6,829	1,075	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(928,736)	(192,541)	(50,873)	35,731	181,414	535,995	230,442

Total increase (decrease) in net assets	1,714,713	1,346,807	61,147	331,039	259,462	940,255	108,802

NET ASSETS:
Beginning of period	10,553,220	6,407,464	722,493	1,462,257	232,077	2,484,555	566,892

End of period	$12,267,933	$7,754,270	$783,640	$1,793,296	$491,539	$3,424,810	$675,693

CHANGES IN UNITS OUTSTANDING:
Units issued	1,413	5,600	-	16,785	11,618	99,686	97,419
Units redeemed	(24,341)	(12,406)	(1,503)	(15,689)	(2,255)	(74,753)	(86,948)

Net increase (decrease)	(22,928)	(6,806)	(1,503)	1,096	9,363	24,933	10,471

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Seligman Global Technology Fund II	Columbia Variable Portfolio - Small Cap Value Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series	Delaware VIP Small Cap Value Series	Delaware VIP Smid Cap Core Series

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(40,144)	$(108,694)	$(8,106)	$(22,932)	$1,845	$29,264	$20,781
Net realized gain (loss) on investments	859,471	5,510,525	444,290	438,022	24,637	450,519	1,418,602
Change in net unrealized appreciation (depreciation) on investments	465,821	1,696,883	244,860	(679,173)	5,777	5,784,661	641,497

Net increase (decrease) in net assets resulting from operations	1,285,148	7,098,714	681,044	(264,083)	32,259	6,264,444	2,080,879

CONTRACT TRANSACTIONS:
Proceeds from units sold	31,175	22,213	1,550	20,868	-	5,480	1,374
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(3,017)	(614,245)	(536)	(4,220)	-	(53,889)	(95,374)
Net transfers	(489,228)	(3,900,673)	(206,994)	185,070	(171,466)	(1,563,022)	(2,965,930)
Adjustments to net assets allocated to contracts in payout phase	1,428	7,424	(3,602)	9,264	-	(15,128)	2,394

Increase (decrease) in net assets resulting from Contract transactions	(459,642)	(4,485,282)	(209,582)	210,982	(171,466)	(1,626,559)	(3,057,536)

Total increase (decrease) in net assets	825,507	2,613,433	471,462	(53,101)	(139,207)	4,637,885	(976,657)

NET ASSETS:
Beginning of period	5,747,941	21,234,626	2,118,310	5,491,968	502,849	19,147,800	10,381,465

End of period	$6,573,448	$23,848,059	$2,589,772	$5,438,868	$363,643	$23,785,685	$9,404,808

CHANGES IN UNITS OUTSTANDING:
Units issued	95,077	58,861	64,858	120,956	6,102	30,540	11,243
Units redeemed	(120,514)	(134,888)	(65,977)	(112,250)	(21,874)	(62,161)	(117,712)

Net increase (decrease)	(25,437)	(76,027)	(1,119)	8,705	(15,773)	(31,622)	(106,468)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Delaware VIP Value Series	Dimensional VA Us Targeted Value Portfolio	DWS Capital Growth VIP	DWS Core Equity VIP	DWS Croci® U.S. VIP	DWS Global Small Cap VIP	DWS Small Cap Index VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$70,525	$18,638	$(198,153)	$397	$65,221	$(4,725)	$45,983
Net realized gain (loss) on investments	172,555	329,104	4,815,948	898,498	(14,577)	54,171	3,784,919
Change in net unrealized appreciation (depreciation) on investments	(4,281)	446,061	2,754,201	1,991,934	1,171,994	122,671	801,517

Net increase (decrease) in net assets resulting from operations	238,799	793,803	7,371,995	2,890,828	1,222,637	172,117	4,632,420

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	27,664	23,842	180	20,004	-	116,381
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(17,559)	(356,411)	(49,742)	(112,044)	-	(161,395)
Net transfers	281,986	(391,484)	(6,041,223)	(941,175)	(1,034,441)	(71,174)	(2,638,297)
Adjustments to net assets allocated to contracts in payout phase	-	-	38,501	9,075	1,843	-	56,796

Increase (decrease) in net assets resulting from Contract transactions	281,986	(381,379)	(6,335,292)	(981,662)	(1,124,638)	(71,174)	(2,626,515)

Total increase (decrease) in net assets	520,785	412,424	1,036,703	1,909,167	97,999	100,943	2,005,905

NET ASSETS:
Beginning of period	1,043,491	2,205,399	36,777,405	12,126,953	5,204,929	1,258,391	33,004,963

End of period	$1,564,276	$2,617,823	$37,814,108	$14,036,120	$5,302,928	$1,359,334	$35,010,868

CHANGES IN UNITS OUTSTANDING:
Units issued	54,581	17,202	50,978	12,659	3,527	13,474	213,109
Units redeemed	(35,468)	(40,258)	(210,925)	(38,015)	(54,425)	(18,769)	(288,283)

Net increase (decrease)	19,113	(23,056)	(159,947)	(25,356)	(50,898)	(5,295)	(75,173)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower International Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,719)	$17,023	$3,254	$17,196	$22,512	$97,713	$65,493
Net realized gain (loss) on investments	160,835	(11,976)	4,802	180,376	74,456	228,772	312,075
Change in net unrealized appreciation (depreciation) on investments	97,429	808,399	2,464	26,444	(516,396)	(35,255)	32,783

Net increase (decrease) in net assets resulting from operations	245,545	813,446	10,520	224,015	(419,428)	291,231	410,352

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	16,766	1,200	-	337,154	278,350	11,409
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(260,534)	-	-	(11,738)	(575)	(17,506)
Net transfers	(227,710)	(154,965)	149	(107,684)	3,022,948	(312,773)	139,490
Adjustments to net assets allocated to contracts in payout phase	27,436	(232)	-	-	-	(5,475)	-

Increase (decrease) in net assets resulting from Contract transactions	(200,273)	(398,965)	1,349	(107,684)	3,348,364	(40,472)	133,392

Total increase (decrease) in net assets	45,271	414,481	11,869	116,331	2,928,935	250,759	543,744

NET ASSETS:
Beginning of period	1,919,441	2,942,891	55,451	141,974	12,694,592	5,212,429	3,751,036

End of period	$1,964,713	$3,357,372	$67,320	$258,305	$15,623,527	$5,463,187	$4,294,780

CHANGES IN UNITS OUTSTANDING:
Units issued	2,769	8,094	97	82,337	445,982	89,679	80,720
Units redeemed	(12,969)	(26,471)	-	(77,448)	(154,572)	(92,632)	(67,659)

Net increase (decrease)	(10,200)	(18,377)	97	4,889	291,410	(2,954)	13,061

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower International Value Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,985	$2,867	$6,825	$11,587	$12,640	$16,612	$540
Net realized gain (loss) on investments	6,971	10,950	450,539	69,855	73,380	69,830	1,785
Change in net unrealized appreciation (depreciation) on investments	(7,460)	(2,668)	(218,841)	(12,589)	(31,488)	29,684	895

Net increase (decrease) in net assets resulting from operations	3,496	11,148	238,523	68,853	54,532	116,125	3,220

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	6,033	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	(530)	-	-	-
Net transfers	272,623	171,027	(6,435,234)	(296,800)	321,166	-	-
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	272,623	171,027	(6,435,234)	(297,330)	327,199	-	-

Total increase (decrease) in net assets	276,119	182,176	(6,196,711)	(228,477)	381,731	116,125	3,220

NET ASSETS:
Beginning of period	14,833	16,315	6,845,465	981,632	287,549	912,493	22,419

End of period	$290,951	$198,491	$648,754	$753,155	$669,281	$1,028,619	$25,639

CHANGES IN UNITS OUTSTANDING:
Units issued	20,259	13,989	-	9,960	53,396	-	-
Units redeemed	(1,139)	-	(510,978)	(33,674)	(28,152)	-	-

Net increase (decrease)	19,120	13,989	(510,978)	(23,714)	25,244	0	0

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,808	$1,223	$1,730	$2	$142,331	$284,870	$171,386
Net realized gain (loss) on investments	7,266	33,981	7,358	17	36,855	524,797	232,324
Change in net unrealized appreciation (depreciation) on investments	4,252	2,667	6,315	-	(123,210)	300,226	133,493

Net increase (decrease) in net assets resulting from operations	13,326	37,870	15,403	19	55,976	1,109,893	537,203

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	40,000	12,000
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	(229)	-	(2,101)
Net transfers	-	(28,545)	-	46	746,673	(285,209)	(14,006)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(28,545)	-	46	746,443	(245,209)	(4,107)

Total increase (decrease) in net assets	13,326	9,326	15,403	65	802,419	864,684	533,096

NET ASSETS:
Beginning of period	87,289	59,830	100,100	-	128,979	9,793,945	3,977,615

End of period	$100,614	$69,155	$115,504	$65	$931,398	$10,658,628	$4,510,711

CHANGES IN UNITS OUTSTANDING:
Units issued	-	26,878	-	43	45,908	29,190	14,292
Units redeemed	-	(26,878)	-	(39)	(2,931)	(46,774)	(14,645)

Net increase (decrease)	0	0	0	4	42,976	(17,584)	(353)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower Moderately Conservative Profile Fund	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower Securefoundation® Balanced Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Federated Fund For U.S. Government Securities Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$153,097	$118,207	$(775)	$2,841,719	$37,909	$(13,251)	$434,075
Net realized gain (loss) on investments	251,354	141,888	94,389	16,510,606	89,757	242,364	(33,120)
Change in net unrealized appreciation (depreciation) on investments	61,236	(250,826)	85,648	1,265,188	(23,176)	121,702	(1,390,972)

Net increase (decrease) in net assets resulting from operations	465,687	9,270	179,262	20,617,514	104,490	350,815	(990,017)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	2,454,074	-	70,572	215,921
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(5,123)	-	(393)	-	(14,373)	(348,455)
Net transfers	888,804	467,933	974,989	(16,082,423)	1,106,835	323,654	(4,134,087)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	8,188	-	-	52,398

Increase (decrease) in net assets resulting from Contract transactions	888,804	462,810	974,989	(13,620,554)	1,106,835	379,852	(4,214,224)

Total increase (decrease) in net assets	1,354,491	472,079	1,154,252	6,996,960	1,211,325	730,667	(5,204,241)

NET ASSETS:
Beginning of period	5,234,658	6,936,834	164,806	202,755,518	115,578	2,109,893	36,983,382

End of period	$6,589,149	$7,408,913	$1,319,058	$209,752,478	$1,326,904	$2,840,560	$31,779,141

CHANGES IN UNITS OUTSTANDING:
Units issued	87,117	81,839	188,084	176,670	143,248	40,742	175,499
Units redeemed	(15,824)	(46,189)	(106,747)	(1,013,519)	(66,308)	(19,321)	(423,814)

Net increase (decrease)	71,294	35,650	81,336	(836,849)	76,940	21,421	(248,315)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Comstock Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,393	$14,412	$715	$(278,020)	$(108,451)	$(10,641)	$64,833
Net realized gain (loss) on investments	23,005	694,602	38	3,150,120	2,047,696	794,432	348,910
Change in net unrealized appreciation (depreciation) on investments	308,190	157,875	2,478	2,295,459	(509,449)	(142,686)	1,123,736

Net increase (decrease) in net assets resulting from operations	352,587	866,889	3,231	5,167,559	1,429,796	641,105	1,537,478

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	130	-	106,843	3,348	14,787	8,449
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(417)	(1,587)	-	(471,276)	(42,965)	(417)	(370)
Net transfers	(165,011)	(1,520,090)	-	(2,542,908)	(1,605,635)	(576,698)	(848,485)
Adjustments to net assets allocated to contracts in payout phase	1,906	(3,730)	-	27,540	15,751	(37)	2,031

Increase (decrease) in net assets resulting from Contract transactions	(163,522)	(1,525,278)	-	(2,879,800)	(1,629,501)	(562,364)	(838,376)

Total increase (decrease) in net assets	189,065	(658,389)	3,231	2,287,758	(199,705)	78,740	699,103

NET ASSETS:
Beginning of period	2,085,739	4,528,563	76,671	36,420,480	15,560,986	2,363,608	5,039,262

End of period	$2,274,804	$3,870,175	$79,903	$38,708,238	$15,361,281	$2,442,348	$5,738,365

CHANGES IN UNITS OUTSTANDING:
Units issued	-	87,400	-	38,172	28,005	108,737	111,756
Units redeemed	(5,612)	(169,957)	-	(98,285)	(108,488)	(128,287)	(134,060)

Net increase (decrease)	(5,612)	(82,556)	0	(60,112)	(80,483)	(19,551)	(22,304)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Invesco V.I. Core Equity Fund	Invesco V.I. Growth & Income Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Technology Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,842)	$72,600	$175,314	$76,680	$(5,192)	$(18,022)	$(40,925)
Net realized gain (loss) on investments	107,929	185,040	14,385	1,278,338	(6,698)	506,090	771,534
Change in net unrealized appreciation (depreciation) on investments	745,374	1,999,595	(41,366)	(617,756)	388,367	75,084	(56,691)

Net increase (decrease) in net assets resulting from operations	846,460	2,257,235	148,333	737,262	376,476	563,152	673,918

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	19,326	90	240	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(407)	(122,055)	(1,259)	(72,178)	(109)	-	-
Net transfers	(217,135)	(1,320,011)	211,819	(620,295)	(32,308)	(323,576)	(483,185)
Adjustments to net assets allocated to contracts in payout phase	9,864	29,250	6,048	10,382	(387)	(1,102)	2,884

Increase (decrease) in net assets resulting from Contract transactions	(207,678)	(1,393,490)	216,698	(681,851)	(32,805)	(324,677)	(480,300)

Total increase (decrease) in net assets	638,782	863,745	365,031	55,411	343,671	238,475	193,618

NET ASSETS:
Beginning of period	3,282,543	8,757,847	4,077,830	14,640,219	1,695,516	2,892,053	5,358,105

End of period	$3,921,325	$9,621,592	$4,442,862	$14,695,630	$2,039,187	$3,130,528	$5,551,723

CHANGES IN UNITS OUTSTANDING:
Units issued	1	14,653	22,186	47,201	773	21,602	18,400
Units redeemed	(4,282)	(61,289)	(16,385)	(81,195)	(1,798)	(30,405)	(35,867)

Net increase (decrease)	(4,281)	(46,637)	5,801	(33,994)	(1,025)	(8,803)	(17,467)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Ivy VIP International Core Equity	Janus Henderson VIT Balanced Portfolio	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,549	$48,381	$(66,343)	$256,857	$364,753	$(38,070)	$(9,634)
Net realized gain (loss) on investments	28,115	654,993	6,271,462	785,099	1,274,502	1,233,857	286,016
Change in net unrealized appreciation (depreciation) on investments	218,033	2,101,244	16,467,924	(1,370,908)	(2,434,236)	1,318,456	4,065

Net increase (decrease) in net assets resulting from operations	256,698	2,804,618	22,673,043	(328,952)	(794,981)	2,514,243	280,447

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	32,986	522,012	159,821	64,035	26,546	12,128
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(470,353)	(1,026,068)	(179,053)	(661,535)	(36,798)	(11,643)
Net transfers	(324,659)	(895,094)	(12,152,108)	(4,889,331)	(1,299,918)	(575,314)	43,092
Adjustments to net assets allocated to contracts in payout phase	-	1,430	46,402	5,747	19,595	20,436	-

Increase (decrease) in net assets resulting from Contract transactions	(324,659)	(1,331,032)	(12,609,762)	(4,902,816)	(1,877,824)	(565,130)	43,577

Total increase (decrease) in net assets	(67,962)	1,473,586	10,063,281	(5,231,768)	(2,672,805)	1,949,113	324,024

NET ASSETS:
Beginning of period	1,983,715	18,023,392	147,185,495	23,682,124	43,045,397	14,814,882	1,633,670

End of period	$1,915,753	$19,496,978	$157,248,776	$18,450,356	$40,372,592	$16,763,995	$1,957,694

CHANGES IN UNITS OUTSTANDING:
Units issued	-	18,162	187,821	96,474	242,364	24,241	5,181
Units redeemed	(26,033)	(86,673)	(771,805)	(415,506)	(339,832)	(36,588)	(4,319)

Net increase (decrease)	(26,033)	(68,512)	(583,984)	(319,032)	(97,468)	(12,348)	861

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	Janus Henderson VIT Overseas Portfolio Service Shares	Janus Henderson VIT Research Portfolio	JP Morgan Insurance Trust Core Bond Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lazard Retirement Emerging Markets Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(116,153)	$10,073	$2,577	$(80,386)	$7,894	$(3,419)	$148,845
Net realized gain (loss) on investments	4,280,331	67,439	211,848	858,780	(8,186)	385,164	231,147
Change in net unrealized appreciation (depreciation) on investments	(1,325,925)	339,936	(21,552)	1,115,114	(15,448)	254,336	262,693

Net increase (decrease) in net assets resulting from operations	2,838,253	417,448	192,873	1,893,507	(15,740)	636,081	642,686

CONTRACT TRANSACTIONS:
Proceeds from units sold	227,531	-	32,896	-	-	-	13,224
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(17,441)	(261,496)	(49,959)	(73,968)	-	(2,297)	(43,337)
Net transfers	280,360	(101,942)	(83,419)	(552,332)	268,609	(84,981)	(1,308,483)
Adjustments to net assets allocated to contracts in payout phase	(1,714)	8,114	7,312	41,585	-	1,022	(4,385)

Increase (decrease) in net assets resulting from Contract transactions	488,736	(355,324)	(93,170)	(584,715)	268,609	(86,257)	(1,342,981)

Total increase (decrease) in net assets	3,326,989	62,125	99,703	1,308,792	252,869	549,824	(700,295)

NET ASSETS:
Beginning of period	17,656,737	3,431,643	1,719,532	10,101,656	378,336	3,037,914	13,337,256

End of period	$20,983,726	$3,493,768	$1,819,235	$11,410,448	$631,205	$3,587,738	$12,636,961

CHANGES IN UNITS OUTSTANDING:
Units issued	190,634	-	54,505	-	76,037	77,421	107,051
Units redeemed	(182,299)	(10,364)	(63,113)	(8,796)	(50,410)	(79,295)	(182,287)

Net increase (decrease)	8,335	(10,364)	(8,608)	(8,796)	25,627	(1,874)	(75,236)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Lazard Retirement Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund	MFS VIT II Core Equity Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II International Intrinsic Value Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio	MFS VIT III Mid Cap Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$56,462	$(224,018)	$(320)	$(2,098)	$(258,956)	$595	$2,053
Net realized gain (loss) on investments	(3,405)	2,228,241	21,676	97,142	2,723,104	8,063	29,049
Change in net unrealized appreciation (depreciation) on investments	(59,352)	2,763,164	(3,213)	(25,083)	1,679,013	28,376	222,277

Net increase (decrease) in net assets resulting from operations	(6,295)	4,767,386	18,143	69,962	4,143,162	37,034	253,379

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	2,095	-	-	226,775	-	40,572
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(2,155)	(374,158)	-	-	(208,758)	-	-
Net transfers	1,639,202	(2,276,810)	(5,633)	235,898	(2,381,552)	54,880	204,349
Adjustments to net assets allocated to contracts in payout phase	-	54,060	-	-	13,081	-	-

Increase (decrease) in net assets resulting from Contract transactions	1,637,048	(2,594,814)	(5,633)	235,898	(2,350,454)	54,880	244,921

Total increase (decrease) in net assets	1,630,753	2,172,573	12,510	305,860	1,792,708	91,914	498,300

NET ASSETS:
Beginning of period	1,569,186	28,486,820	52,472	932,419	44,954,632	109,851	654,391

End of period	$3,199,939	$30,659,393	$64,982	$1,238,279	$46,747,340	$201,765	$1,152,691

CHANGES IN UNITS OUTSTANDING:
Units issued	242,257	12,678	3,940	37,853	101,747	6,818	25,173
Units redeemed	(88,010)	(52,238)	(3,953)	(21,339)	(173,548)	(2,421)	(7,304)

Net increase (decrease)	154,247	(39,560)	(13)	16,514	(71,800)	4,397	17,869

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	MFS VIT Utilities Series	Morgan Stanley VIF U.S. Real Estate Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	NVIT Mid Cap Index Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Emerging Markets Bond Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$52,276	$43,122	$(2,481)	$(2,517)	$89,033	$79,052	$29,005
Net realized gain (loss) on investments	391,291	(65,511)	5,895	17,200	969,348	211,921	5,439
Change in net unrealized appreciation (depreciation) on investments	330,794	1,248,483	173,817	147,770	3,598,295	167,579	(61,057)

Net increase (decrease) in net assets resulting from operations	774,360	1,226,094	177,231	162,453	4,656,675	458,552	(26,613)

CONTRACT TRANSACTIONS:
Proceeds from units sold	17,473	46,865	-	-	10,360	16,626	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(194,004)	(96,240)	(1,434)	-	(128,921)	(701)	-
Net transfers	(497,437)	(716,199)	(9,520)	-	(1,730,464)	727,422	(26,865)
Adjustments to net assets allocated to contracts in payout phase	(15,980)	26,782	3,219	-	22,157	(672)	-

Increase (decrease) in net assets resulting from Contract transactions	(689,949)	(738,792)	(7,735)	-	(1,826,868)	742,675	(26,865)

Total increase (decrease) in net assets	84,412	487,302	169,496	162,453	2,829,807	1,201,228	(53,478)

NET ASSETS:
Beginning of period	6,653,399	3,652,498	565,987	720,090	20,309,413	1,241,394	813,797

End of period	$6,737,811	$4,139,800	$735,483	$882,542	$23,139,219	$2,442,621	$760,319

CHANGES IN UNITS OUTSTANDING:
Units issued	31,826	3,761	1,343	-	51,077	444,275	14,701
Units redeemed	(66,450)	(18,765)	(2,008)	-	(98,486)	(343,577)	(17,208)

Net increase (decrease)	(34,624)	(15,004)	(665)	0	(47,409)	100,698	(2,507)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,387,229	$(146,685)	$155,546	$1,595,206	$77,714	$(22,098)	$802
Net realized gain (loss) on investments	224,199	33,379	34,241	6,385,018	95,806	670,319	24,681
Change in net unrealized appreciation (depreciation) on investments	(558,157)	(1,152,772)	(16,370)	(10,871,107)	(141,027)	513,766	316,316

Net increase (decrease) in net assets resulting from operations	1,053,270	(1,266,078)	173,417	(2,890,883)	32,494	1,161,988	341,798

CONTRACT TRANSACTIONS:
Proceeds from units sold	517,297	89,596	14,950	857,152	-	6,142	550
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(666,441)	(448,102)	(217)	(1,652,668)	-	-	(54)
Net transfers	2,773,274	(758,706)	89,992	(6,338,565)	410,773	(1,516,365)	(63,380)
Adjustments to net assets allocated to contracts in payout phase	17,615	15,238	(13)	(9,869)	-	8,890	(2,376)

Increase (decrease) in net assets resulting from Contract transactions	2,641,745	(1,101,975)	104,711	(7,143,950)	410,773	(1,501,333)	(65,260)

Total increase (decrease) in net assets	3,695,016	(2,368,053)	278,128	(10,034,834)	443,267	(339,345)	276,538

NET ASSETS:
Beginning of period	34,247,342	78,240,163	3,515,757	149,444,498	1,435,370	5,669,606	1,250,407

End of period	$37,942,357	$75,872,110	$3,793,885	$139,409,664	$1,878,637	$5,330,261	$1,526,945

CHANGES IN UNITS OUTSTANDING:
Units issued	347,007	651,696	36,959	713,466	351,129	1,480	10,054
Units redeemed	(213,413)	(700,854)	(28,454)	(1,119,007)	(313,375)	(61,511)	(13,131)

Net increase (decrease)	133,594	(49,159)	8,505	(405,541)	37,754	(60,031)	(3,077)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Pioneer Select Mid Cap Growth VCT Portfolio	Prudential Series Fund Equity Portfolio	Prudential Series Fund Natural Resources Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Health Care Fund	Putnam VT Income Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(71,977)	$(15,354)	$(3,461)	$65,037	$1,687	$14,904	$62,768
Net realized gain (loss) on investments	1,732,524	25,210	(23,518)	1,181,988	27,481	440,787	265,326
Change in net unrealized appreciation (depreciation) on investments	(1,028,444)	332,734	135,691	2,254,011	86,304	359,847	(671,118)

Net increase (decrease) in net assets resulting from operations	632,103	342,590	108,712	3,501,036	115,472	815,539	(343,024)

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,500	-	-	57,916	-	3,960	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(244,436)	-	-	(110,887)	-	(309)	(113,487)
Net transfers	(1,083,889)	(33,105)	(81,880)	(621,645)	(31,925)	(227,621)	133,471
Adjustments to net assets allocated to contracts in payout phase	256	1,212	-	15,600	-	4,858	-

Increase (decrease) in net assets resulting from Contract transactions	(1,326,568)	(31,893)	(81,880)	(659,016)	(31,925)	(219,113)	19,984

Total increase (decrease) in net assets	(694,466)	310,697	26,833	2,842,020	83,547	596,426	(323,040)

NET ASSETS:
Beginning of period	9,000,278	1,827,714	484,628	14,452,085	889,542	4,566,380	6,655,530

End of period	$8,305,812	$2,138,412	$511,460	$17,294,105	$973,089	$5,162,806	$6,332,489

CHANGES IN UNITS OUTSTANDING:
Units issued	17,237	-	-	100,349	474	7,657	58,208
Units redeemed	(44,796)	(804)	(7,030)	(101,855)	(2,627)	(14,848)	(57,181)

Net increase (decrease)	(27,560)	(804)	(7,030)	(1,506)	(2,153)	(7,191)	1,026

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Putnam VT International Equity Fund	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Royce Capital Fund - Small-Cap Portfolio	Schwab Government Money Market Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,650	$18,772	$(32,788)	$3,011	$1,032	$14,953	$(1,035,544)
Net realized gain (loss) on investments	102,889	63,771	(36,124)	295,992	49,522	5,357	(5,020)
Change in net unrealized appreciation (depreciation) on investments	19,992	90,356	(120,591)	69,307	110	744,031	5,020

Net increase (decrease) in net assets resulting from operations	134,530	172,899	(189,504)	368,310	50,664	764,341	(1,035,544)

CONTRACT TRANSACTIONS:
Proceeds from units sold	(24,040)	-	8,556	-	-	-	2,695,282
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(97,504)	(360)	(183,467)	(122,108)	-	(12,040)	(16,668,027)
Net transfers	(68,011)	(156,080)	(338,614)	110,704	(22,277)	(151,405)	(10,579,124)
Adjustments to net assets allocated to contracts in payout phase	-	-	1,115	-	-	878	(348,316)

Increase (decrease) in net assets resulting from Contract transactions	(189,555)	(156,440)	(512,409)	(11,404)	(22,277)	(162,566)	(24,900,186)

Total increase (decrease) in net assets	(55,025)	16,459	(701,913)	356,906	28,387	601,775	(25,935,730)

NET ASSETS:
Beginning of period	1,536,608	1,202,188	4,611,256	1,193,115	134,822	2,854,558	168,644,857

End of period	$1,481,583	$1,218,647	$3,909,343	$1,550,021	$163,209	$3,456,333	$142,709,127

CHANGES IN UNITS OUTSTANDING:
Units issued	3,692	12,161	39,884	53,242	34,009	7,943	6,354,341
Units redeemed	(15,759)	(24,304)	(83,407)	(53,474)	(35,373)	(13,909)	(8,773,941)

Net increase (decrease)	(12,067)	(12,143)	(43,523)	(232)	(1,364)	(5,965)	(2,419,600)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced With Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio Class II	Templeton Foreign VIP Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,144,465	$36,347	$48,457	$14,042	$(10,568)	$(32,758)	$73,699
Net realized gain (loss) on investments	30,973,510	233,136	222,116	501,572	141,651	715,734	(21,879)
Change in net unrealized appreciation (depreciation) on investments	103,238,740	83,676	406,834	(140,425)	62,898	(187,298)	149,447

Net increase (decrease) in net assets resulting from operations	137,356,715	353,159	677,407	375,189	193,981	495,678	201,267

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,483,036	142,739	-	6,000	15,067	2,100	663
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(3,428,273)	(5,208)	(212,744)	(11,238)	-	(4,327)	(23,187)
Net transfers	(34,294,125)	(2,149,421)	(1,168,156)	(2,614,373)	(66,443)	377,997	56,026
Adjustments to net assets allocated to contracts in payout phase	1,866,382	-	-	-	-	(21,298)	(2,713)

Increase (decrease) in net assets resulting from Contract transactions	(33,372,981)	(2,011,890)	(1,380,900)	(2,619,612)	(51,376)	354,472	30,788

Total increase (decrease) in net assets	103,983,734	(1,658,731)	(703,492)	(2,244,423)	142,605	850,150	232,055

NET ASSETS:
Beginning of period	511,873,326	6,372,839	6,995,636	4,342,015	1,610,737	4,165,547	6,242,350

End of period	$615,857,060	$4,714,108	$6,292,144	$2,097,592	$1,753,341	$5,015,697	$6,474,405

CHANGES IN UNITS OUTSTANDING:
Units issued	1,112,043	11,842	906	17,995	1,988	74,635	61,138
Units redeemed	(2,131,728)	(165,373)	(95,179)	(186,385)	(4,007)	(61,468)	(60,562)

Net increase (decrease)	(1,019,685)	(153,532)	(94,273)	(168,390)	(2,019)	13,167	576

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Templeton Global Bond VIP Fund	Third Avenue Value Portfolio Variable Series	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund Class SC	Touchstone VST Small Company Fund	Van Eck VIP Unconstrained Emerging Markets Bond Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(56,934)	$(80)	$125,978	$(19,088)	$(13,105)	$(50,493)	$153,950
Net realized gain (loss) on investments	(179,627)	29,033	130,928	658,544	279,216	719,243	32,288
Change in net unrealized appreciation (depreciation) on investments	(270,973)	215,830	(400,661)	1,860,138	927,813	882,671	(356,265)

Net increase (decrease) in net assets resulting from operations	(507,534)	244,783	(143,755)	2,499,593	1,193,923	1,551,422	(170,028)

CONTRACT TRANSACTIONS:
Proceeds from units sold	62,128	-	1,100	240	240	4,888	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(99,134)	(27,139)	(407,157)	-	-	(631)	(71,609)
Net transfers	217,280	(80,445)	428,668	(824,176)	124,964	(1,429,312)	(455,117)
Adjustments to net assets allocated to contracts in payout phase	5,647	515	8,486	3,932	2,646	10,675	257

Increase (decrease) in net assets resulting from Contract transactions	185,921	(107,069)	31,097	(820,004)	127,850	(1,414,379)	(526,469)

Total increase (decrease) in net assets	(321,612)	137,714	(112,658)	1,679,589	1,321,774	137,043	(696,497)

NET ASSETS:
Beginning of period	8,876,666	1,164,168	7,344,949	9,643,826	4,502,503	6,839,332	3,981,873

End of period	$8,555,054	$1,301,882	$7,232,291	$11,323,415	$5,824,276	$6,976,374	$3,285,376

CHANGES IN UNITS OUTSTANDING:
Units issued	114,256	-	76,402	3,140	7,055	83,884	15,741
Units redeemed	(95,184)	(8,697)	(77,263)	(20,004)	(5,523)	(128,892)	(55,259)

Net increase (decrease)	19,071	(8,697)	(861)	(16,864)	1,531	(45,009)	(39,518)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity- 1 Series Account of
Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Van Eck VIP Global Resources	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19,289)	$24,643	$35,899	$61,535	$71,897	$(8,764)
Net realized gain (loss) on investments	1,709,833	660,061	428,162	2,028,504	265,469	582,487
Change in net unrealized appreciation (depreciation) on investments	(876,576)	483,629	1,227,810	702,255	1,649,707	29,448

Net increase (decrease) in net assets resulting from operations	813,967	1,168,334	1,691,871	2,792,294	1,987,073	603,170

CONTRACT TRANSACTIONS:
Proceeds from units sold	240	40,375	25,587	75,331	56,712	-
Contract maintenance charges	-	-	-	-	-	-
Transfers for contract benefits and terminations	(12,395)	(37,693)	(2,178)	(18,833)	(75,931)	(341)
Net transfers	(2,007,727)	(313,426)	(710,280)	(5,357,268)	1,425,631	(1,892,671)
Adjustments to net assets allocated to contracts in payout phase	(8,174)	(218)	(304)	(793)	(639)	(26)

Increase (decrease) in net assets resulting from Contract transactions	(2,028,056)	(310,961)	(687,174)	(5,301,562)	1,405,773	(1,893,037)

Total increase (decrease) in net assets	(1,214,088)	857,373	1,004,696	(2,509,267)	3,392,847	(1,289,867)

NET ASSETS:
Beginning of period	5,910,554	5,699,172	5,910,512	15,285,356	4,485,165	4,689,007

End of period	$4,696,465	$6,556,544	$6,915,208	$12,776,088	$7,878,012	$3,399,140

CHANGES IN UNITS OUTSTANDING:
Units issued	497,325	23,184	50,885	25,083	124,977	-
Units redeemed	(784,362)	(35,233)	(87,408)	(283,536)	(45,666)	(80,013)

Net increase (decrease)	(287,037)	(12,049)	(36,523)	(258,454)	79,311	(80,013)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

EMPOWER LIFE & ANNUITY INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Variable Annuity-1 Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It is a funding vehicle for both group and individual variable annuity contracts. The Separate Account consists of numerous investment divisions (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the reserves and other contract liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the Subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of significant account policies of the Separate Account.

The following is a list of the variable annuity product(s) funded by the Separate Account:

Schwab Advisor

Schwab Choice

Schwab OneSource

Schwab Select

For the periods or years ended December 31, 2022 and 2021, the Separate Account was invested in up to 160 Subaccounts, as follows:

AB VPS Growth and Income Portfolio

AB VPS International Growth Portfolio

AB VPS International Value Portfolio

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Alger Balanced Portfolio

Alger Capital Appreciation Portfolio

Alger Large Cap Growth Portfolio

Alger Mid Cap Growth Portfolio

Allspring VT Discovery Fund

Allspring VT Omega Growth Fund

Allspring VT Opportunity Fund

Alps Red Rocks Listed Private Equity Portfolio

American Century Investments VP Balanced Fund

American Century Investments VP Income & Growth Fund

American Century Investments VP International Fund

American Century Investments VP Mid Cap Value Fund

American Century Investments VP Value Fund

American Funds IS Bond Fund

American Funds IS Global Bond Fund

American Funds IS Global Growth Fund

American Funds IS Global Small Capitalization Fund

American Funds IS Growth-Income Fund

American Funds IS International Fund

American Funds IS New World Fund

Blackrock 60/40 Target Allocation Etf VI Fund

Blackrock Global Allocation VI Fund

BNY Mellon IP Midcap Stock Portfolio

BNY Mellon VIF Appreciation Portfolio

BNY Mellon VIF Growth and Income Portfolio

BNY Mellon VIF Opportunistic Small Cap Portfolio

Clearbridge Variable Large Cap Growth Portfolio

Clearbridge Variable Mid Cap Portfolio

Clearbridge Variable Small Cap Growth Portfolio

Columbia Variable Portfolio - Emerging Markets Fund

Columbia Variable Portfolio - Large Cap Growth Fund

Columbia Variable Portfolio - Seligman Global Technology Fund II

Columbia Variable Portfolio - Small Cap Value Fund

Delaware VIP Emerging Markets Series

Delaware VIP International Series

Delaware VIP Small Cap Value Series

Delaware VIP Smid Cap Core Series

Delaware VIP Value Series

Dimensional VA Us Targeted Value Portfolio

DWS Capital Growth VIP

DWS Core Equity VIP

DWS Croci® U.S. VIP

DWS Global Small Cap VIP

DWS Small Cap Index VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Empower Aggressive Profile Fund(a)

Empower Ariel Mid Cap Value Fund(a)

Empower Bond Index Fund(a)

Empower Conservative Profile Fund(a)

Empower International Index Fund(a)

Empower International Value Fund(a)

Empower Lifetime 2015 Fund(a)

Empower Lifetime 2020 Fund(a)

Empower Lifetime 2025 Fund(a)

Empower Lifetime 2030 Fund(a)

Empower Lifetime 2035 Fund(a)

Empower Lifetime 2040 Fund(a)

Empower Lifetime 2045 Fund(a)

Empower Lifetime 2050 Fund(a)

Empower Lifetime 2055 Fund(a)

Empower Lifetime 2060 Fund(a)(b)

Empower Mid Cap Value Fund(a)

Empower Moderate Profile Fund(a)

Empower Moderately Aggressive Profile Fund(a)

Empower Moderately Conservative Profile Fund(a)

Empower Multi- Sector Bond Fund(a)

Empower Real Estate Index Fund(a)

Empower Securefoundation® Balanced Fund(a)

Empower Small Cap Value Fund(a)

Empower T. Rowe Price Mid Cap Growth Fund(a)

Federated Fund For U.S. Government Securities Fund II

Federated Hermes Managed Volatility Fund II

Franklin Small Cap Value VIP Fund

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio

Invesco Oppenheimer V.I. Global Fund

Invesco Oppenheimer V.I. International Growth Fund

Invesco Oppenheimer V.I. Main Street Small Cap Fund

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Growth & Income Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Ivy VIP International Core Equity

Janus Henderson VIT Balanced Portfolio

Janus Henderson VIT Balanced Portfolio Service Shares

Janus Henderson VIT Flexible Bond Portfolio

Janus Henderson VIT Flexible Bond Portfolio Service Shares

Janus Henderson VIT Global Research Portfolio

Janus Henderson VIT Global Technology and Innovation Portfolio

Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares

Janus Henderson VIT Overseas Portfolio

Janus Henderson VIT Overseas Portfolio Service Shares

Janus Henderson VIT Research Portfolio

JP Morgan Insurance Trust Core Bond Portfolio

JP Morgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement Short Duration Income Portfolio

LVIP Baron Growth Opportunities Fund

MFS VIT II Core Equity Portfolio

MFS VIT II International Growth Portfolio

MFS VIT II International Intrinsic Value Portfolio

MFS VIT III Blended Research Small Cap Equity Portfolio

MFS VIT III Mid Cap Value Portfolio

MFS VIT Utilities Series

Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

Neuberger Berman AMT Sustainable Equity Portfolio

NVIT Mid Cap Index Fund

Pimco VIT Commodity Real Return Strategy

Portfolio Pimco VIT Emerging Markets Bond Portfolio

Pimco VIT High Yield Portfolio

Pimco VIT Low Duration Portfolio

Pimco VIT Real Return Portfolio

Pimco VIT Total Return Portfolio

Pioneer Bond VCT Portfolio

Pioneer Fund VCT Portfolio

Pioneer Mid Cap Value VCT Portfolio

Pioneer Select Mid Cap Growth VCT

Portfolio Prudential Series Fund Equity Portfolio

Prudential Series Fund Natural Resources Portfolio

Putnam VT Equity Income Fund

Putnam VT Global Asset Allocation Fund

Putnam VT Global Health Care Fund

Putnam VT Income Fund

Putnam VT International Equity Fund

Putnam VT International Value Fund

Putnam VT Mortgage Securities Fund

Putnam VT Multi-Cap Core Fund

Putnam VT Small Cap Value Fund

Royce Capital Fund - Small-Cap Portfolio

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced Portfolio

Schwab VIT Balanced With Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio Class II

Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

Third Avenue Value Portfolio Variable Series

Touchstone VST Bond Fund

Touchstone VST Common Stock Fund

Touchstone VST Common Stock Fund Class SC

Touchstone VST Small Company Fund

Van Eck VIP Unconstrained Emerging Markets Bond Fund

Van Eck VIP Global Resources

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

(a)(b) See Subaccount Changes table below

(a) Subaccount Changes:

During 2022 and 2021, the following Subaccount(s) changed their names:

Previous Name	New Name	Date of Change
Great-West Aggressive Profile Fund	Empower Aggressive Profile Fund	August 1, 2022
Great-West Ariel Mid Cap Value Fund	Empower Ariel Mid Cap Value Fund	August 1, 2022
Great-West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great-West Conservative Profile Fund	Empower Conservative Profile Fund	August 1, 2022
Great-West International Index Fund	Empower International Index Fund	August 1, 2022
Great-West International Value Fund	Empower International Value Fund	August 1, 2022
Great-West Lifetime 2015 Fund	Empower Lifetime 2015 Fund	August 1, 2022
Great-West Lifetime 2020 Fund	Empower Lifetime 2020 Fund	August 1, 2022
Great-West Lifetime 2025 Fund	Empower Lifetime 2025 Fund	August 1, 2022
Great-West Lifetime 2030 Fund	Empower Lifetime 2030 Fund	August 1, 2022
Great-West Lifetime 2035 Fund	Empower Lifetime 2035 Fund	August 1, 2022
Great-West Lifetime 2040 Fund	Empower Lifetime 2040 Fund	August 1, 2022
Great-West Lifetime 2045 Fund	Empower Lifetime 2045 Fund	August 1, 2022
Great-West Lifetime 2050 Fund	Empower Lifetime 2050 Fund	August 1, 2022
Great-West Lifetime 2055 Fund	Empower Lifetime 2055 Fund	August 1, 2022

Previous Name	New Name	Date of Change
Great-West Lifetime 2060 Fund	Empower Lifetime 2060 Fund	August 1, 2022
Great-West Mid Cap Value Fund	Empower Mid Cap Value Fund	August 1, 2022
Great-West Moderate Profile Fund	Empower Moderate Profile Fund	August 1, 2022
Great-West Moderately Aggressive Profile Fund	Empower Moderately Aggressive Profile Fund	August 1, 2022
Great-West Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund	August 1, 2022
Great-West Multi- Sector Bond Fund	Empower Multi- Sector Bond Fund	August 1, 2022
Great-West Real Estate Index Fund	Empower Real Estate Index Fund	August 1, 2022
Great-West Securefoundation® Balanced Fund	Empower Securefoundation® Balanced Fund	August 1, 2022
Great-West Small Cap Value Fund	Empower Small Cap Value Fund	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund	Empower T. Rowe Price Mid Cap Growth Fund	August 1, 2022

(b) Subaccount Changes:

During 2022 and 2021, the following Subaccount(s) commenced trading:

Subaccount	Date
Empower Lifetime 2060 Fund	January 7, 2021

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Receivable and Payables from (to) the Contracts and the Fund Manager

Receivables and payables from (to) the contracts and the fund manager include trading activity initiated at the contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and Payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Subaccount allocated to contracts in payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout phase on the Statements of Changes in Net Assets of the applicable Subaccounts.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Subaccounts of the Separate Account. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from units sold from contract owners by the Company are credited as accumulation units and are reported as Contract Transactions on the Statements of Changes in Net Assets of the applicable Subaccounts.

Net Transfers (to) from the Company and Subaccounts

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers between other investment options of the Company, not included in the Separate Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
AB VPS Growth and Income Portfolio	$3,236,940	$1,362,448
AB VPS International Growth Portfolio	1,186,394	441,617
AB VPS International Value Portfolio	70,366	160,718
AB VPS Large Cap Growth Portfolio	4,454,347	5,274,384
AB VPS Small/Mid Cap Value Portfolio	1,137,255	1,622,947
Alger Balanced Portfolio	54,080	22,085
Alger Capital Appreciation Portfolio	854,686	841,836
Alger Large Cap Growth Portfolio	2,504,055	4,995,480
Alger Mid Cap Growth Portfolio	342,228	737,792
Allspring VT Discovery Fund	3,684,454	1,449,787
Allspring VT Omega Growth Fund	743,331	570,607
Allspring VT Opportunity Fund	1,059,975	291,509
Alps Red Rocks Listed Private Equity Portfolio	56,070	8,634
American Century Investments VP Balanced Fund	6,265,662	3,283,222
American Century Investments VP Income & Growth Fund	5,585,193	2,161,678
American Century Investments VP International Fund	2,278,057	1,322,316
American Century Investments VP Mid Cap Value Fund	5,564,634	3,366,711
American Century Investments VP Value Fund	8,452,941	9,455,187
American Funds IS Bond Fund	340,631	242,661
American Funds IS Global Bond Fund	153,034	37,195
American Funds IS Global Growth Fund	313,295	140,410
American Funds IS Global Small Capitalization Fund	122,286	144,640
American Funds IS Growth-Income Fund	505,318	190,897
American Funds IS International Fund	553,814	156,064
American Funds IS New World Fund	540,138	304,531
Blackrock 60/40 Target Allocation Etf VI Fund	31,481	99,121
Blackrock Global Allocation VI Fund	569,134	1,041,400
BNY Mellon IP Midcap Stock Portfolio	784,634	304,639
BNY Mellon VIF Appreciation Portfolio	2,875,824	1,202,494
BNY Mellon VIF Growth and Income Portfolio	1,541,863	1,092,410
BNY Mellon VIF Opportunistic Small Cap Portfolio	139,254	107,478
Clearbridge Variable Large Cap Growth Portfolio	680,297	1,328,628
Clearbridge Variable Mid Cap Portfolio	385,301	492,960
Clearbridge Variable Small Cap Growth Portfolio	168,882	693,784
Columbia Variable Portfolio - Emerging Markets Fund	377,883	390,573
Columbia Variable Portfolio - Large Cap Growth Fund	778,564	1,417,401
Columbia Variable Portfolio - Seligman Global Technology Fund II	5,035,615	2,805,854
Columbia Variable Portfolio - Small Cap Value Fund	857,107	1,168,805
Delaware VIP Emerging Markets Series	978,799	1,015,408
Delaware VIP International Series	169,781	181,934
Delaware VIP Small Cap Value Series	3,649,287	4,113,733
Delaware VIP Smid Cap Core Series	412,172	1,380,966
Delaware VIP Value Series	1,111,639	1,386,093

Subaccount	Purchases	Sales
Dimensional VA Us Targeted Value Portfolio	$1,314,437	$1,163,995
DWS Capital Growth VIP	6,113,592	4,644,543
DWS Core Equity VIP	2,813,526	2,121,399
DWS Croci® U.S. VIP	163,488	380,960
DWS Global Small Cap VIP	282,502	103,211
DWS Small Cap Index VIP	6,930,574	3,196,885
DWS Small Mid Cap Growth VIP	518,729	316,263
DWS Small Mid Cap Value VIP	177,472	298,883
Empower Aggressive Profile Fund	168,152	11,675
Empower Ariel Mid Cap Value Fund	59,721	103,711
Empower Bond Index Fund	554,920	5,564,765
Empower Conservative Profile Fund	1,866,581	1,043,288
Empower International Index Fund	594,677	1,294,407
Empower International Value Fund	140,804	133,529
Empower Lifetime 2015 Fund	43,677.43	1,541.27
Empower Lifetime 2020 Fund	66,590	3,808
Empower Lifetime 2025 Fund	45,886	37,178
Empower Lifetime 2030 Fund	55,561	42,872
Empower Lifetime 2035 Fund	33,368	780,091
Empower Lifetime 2040 Fund	2,107	144
Empower Lifetime 2045 Fund	28,801	624
Empower Lifetime 2050 Fund	44,571	39,907
Empower Lifetime 2055 Fund	7,067	606
Empower Lifetime 2060 Fund	5	0	*
Empower Mid Cap Value Fund	1,332,380	1,282,593
Empower Moderate Profile Fund	1,409,326	1,890,649
Empower Moderately Aggressive Profile Fund	601,633	141,683
Empower Moderately Conservative Profile Fund	533,896	958,623
Empower Multi- Sector Bond Fund	442,200	571,903
Empower Real Estate Index Fund	479,975	1,122,003
Empower Securefoundation® Balanced Fund	12,341,089	18,301,585
Empower Small Cap Value Fund	68,457	330,729
Empower T. Rowe Price Mid Cap Growth Fund	522,623	839,314
Federated Fund For U.S. Government Securities Fund II	2,104,303	3,591,356
Federated Hermes Managed Volatility Fund II	507,682	63,261
Franklin Small Cap Value VIP Fund	2,166,643	1,124,524
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	1,845	21,646
Invesco Oppenheimer V.I. Global Fund	5,952,140	2,872,097
Invesco Oppenheimer V.I. International Growth Fund	2,553,782	1,061,697
Invesco Oppenheimer V.I. Main Street Small Cap Fund	937,117	621,881
Invesco V.I. Comstock Fund	5,787,980	3,572,043
Invesco V.I. Core Equity Fund	543,811	110,915

* The subaccount had activity that did not round to $1.

Subaccount	Purchases	Sales
Invesco V.I. Growth & Income Fund	$1,838,545	$1,348,507
Invesco V.I. High Yield Fund	376,272	438,711
Invesco V.I. International Growth Fund	2,149,925	1,411,986
Invesco V.I. Mid Cap Core Equity Fund	316,488	360,110
Invesco V.I. Small Cap Equity Fund	618,230	621,397
Invesco V.I. Technology Fund	1,351,134	684,508
Ivy VIP International Core Equity	163,719	74,150
Janus Henderson VIT Balanced Portfolio	751,761	1,505,799
Janus Henderson VIT Balanced Portfolio Service Shares	8,230,355	16,306,615
Janus Henderson VIT Flexible Bond Portfolio	900,518	3,141,427
Janus Henderson VIT Flexible Bond Portfolio Service Shares	2,489,575	4,738,641
Janus Henderson VIT Global Research Portfolio	2,010,739	1,247,297
Janus Henderson VIT Global Technology and Innovation Portfolio	397,487	200,335
Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	5,299,740	7,314,720
Janus Henderson VIT Overseas Portfolio	52,007	287,954
Janus Henderson VIT Overseas Portfolio Service Shares	175,114	282,122
Janus Henderson VIT Research Portfolio	1,565,163	485,885
JP Morgan Insurance Trust Core Bond Portfolio	21,310	255,520
JP Morgan Insurance Trust Small Cap Core Portfolio	636,180	341,742
Lazard Retirement Emerging Markets Equity Portfolio	1,105,883	1,441,568
Lazard Retirement Short Duration Income Portfolio	1,550,280	2,118,037
LVIP Baron Growth Opportunities Fund	1,896,507	4,767,811
MFS VIT II Core Equity Portfolio	6,477	2,968
MFS VIT II International Growth Portfolio	798,365	280,906
MFS VIT II International Intrinsic Value Portfolio	3,027,937	5,539,616
MFS VIT III Blended Research Small Cap Equity Portfolio	37,827	15,260
MFS VIT III Mid Cap Value Portfolio	1,107,363	961,177
MFS VIT Utilities Series	3,367,399	1,382,798
Morgan Stanley VIF U.S. Real Estate Portfolio	818,004	511,729
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	217,182	127,775
Neuberger Berman AMT Sustainable Equity Portfolio	72,013	3,695
NVIT Mid Cap Index Fund	6,473,623	2,113,487
Pimco VIT Commodity Real Return Strategy Portfolio	5,026,289	3,245,122
Pimco VIT Emerging Markets Bond Portfolio	346,424	270,707
Pimco VIT High Yield Portfolio	7,482,910	15,096,369
Pimco VIT Low Duration Portfolio	4,408,432	13,963,815
Pimco VIT Real Return Portfolio	10,367,181	10,239,295
Pimco VIT Total Return Portfolio	9,062,560	19,421,097
Pioneer Bond VCT Portfolio	83,802	365,803
Pioneer Fund VCT Portfolio	874,527	329,277
Pioneer Mid Cap Value VCT Portfolio	851,349	47,804
Pioneer Select Mid Cap Growth VCT Portfolio	1,351,644	729,513
Prudential Series Fund Equity Portfolio	-	43,435
Prudential Series Fund Natural Resources Portfolio	-	140,940
Putnam VT Equity Income Fund	5,122,305	3,733,753
Putnam VT Global Asset Allocation Fund	94,624	51,698
Putnam VT Global Health Care Fund	880,598	907,610
Putnam VT Income Fund	787,385	1,047,376
Putnam VT International Equity Fund	301,581	103,314
Putnam VT International Value Fund	389,387	432,875
Putnam VT Mortgage Securities Fund	874,790	1,476,786
Putnam VT Multi-Cap Core Fund	1,054,747	584,957
Putnam VT Small Cap Value Fund	560,539	442,455

Subaccount	Purchases	Sales
Royce Capital Fund - Small-Cap Portfolio	$249,485	$542,387
Schwab Government Money Market Portfolio	120,051,868	91,122,596
Schwab S&P 500 Index Portfolio	43,179,548	73,770,154
Schwab VIT Balanced Portfolio	147,607	563,684
Schwab VIT Balanced With Growth Portfolio	194,082	349,191
Schwab VIT Growth Portfolio	50,316	1,034,405
T. Rowe Price Health Sciences Portfolio	123,211	124,797
T. Rowe Price Health Sciences Portfolio Class II	1,885,352	1,642,878
Templeton Foreign VIP Fund	862,039	1,102,822
Templeton Global Bond VIP Fund	669,456	1,033,651
Third Avenue Value Portfolio Variable Series	19,340	139,769
Touchstone VST Bond Fund	870,805	1,003,362
Touchstone VST Common Stock Fund	1,457,531	609,097
Touchstone VST Common Stock Fund Class SC	660,422	695,869
Touchstone VST Small Company Fund	1,984,241	947,400
Van Eck VIP Unconstrained Emerging Markets Bond Fund	436,453	315,092
Van Eck VIP Global Resources	4,665,223	4,517,034
Vanguard VIF Capital Growth Portfolio	740,241	782,870
Vanguard VIF Diversified Value Portfolio	923,953	1,075,964
Vanguard VIF Mid-Cap Index Portfolio	1,398,590	1,055,487
Vanguard VIF Real Estate Index Portfolio	1,424,144	3,517,352
Vanguard VIF Small Company Growth Portfolio	746,833	265,359

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company may deduct from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract maintenance charges on the Statements of Changes in Net Assets of the applicable Subaccounts.

Transfer Charges

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Subaccounts in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for Contract benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Deductions for Premium Taxes

The Company may deduct from each contribution in any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from Units Sold on the Statements of Changes in Net Assets of the applicable Subaccounts.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Separate Account. It deducts a daily fee from the unit value of each Subaccount of the Schwab Select Annuity contract, equal to an annual rate of 0.85%; a daily fee from the unit value of each Subaccount of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen; a daily fee from the unit value of each Subaccount of Schwab Advisor Choice Annuity contract equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily fee from the unit value of each Subaccount of Schwab OneSource Choice Annuity contract equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these fees is guaranteed and will not change. The fees are recognized as Mortality and Expense Risk in the Statements of Operations of the applicable Subaccount.

Optional GLWB Rider Benefit Fee

The Company may deduct a quarterly fee equal to a maximum annual rate of 1.50% from the net assets in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this fee is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. If applicable, this fee is recognized as Contract Maintenance Fees on the Statements of Operations of the applicable Subaccount.

If the above charges and fees prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Related Party Transactions

Empower Funds, Inc., funds of which are underlying certain Subaccounts, is a registered investment company affiliated with the Company. Empower Capital Management, LLC (ECM), a wholly owned subsidiary of the Company, serves as investment adviser to Empower Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Empower Funds, Inc. to compensate ECM for investment advisory services. If applicable, these fees are recorded on the Statements of Operations.

4.	FINANCIAL HIGHLIGHTS

For each Subaccount, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31, 2022 are included on the following pages. As the unit fair value for the Subaccounts of the Separate Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statements of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Subaccounts of the Separate Account, consisting of mortality and expense fees, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Fees made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date that the investment option was available in the Separate Account. The total returns are calculated for each 12- month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Subaccount is added to the Separate Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Subaccounts that had no operations activity during the reporting period are not shown. As the total returns for the Subaccounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Growth and Income Portfolio
2022	351	$20.30	$40.90	$10,970	1.42%	0.49%	0.85%	(2.02)%	(5.00)%
2021	350	20.71	43.05	11,514	0.84%	0.49%	0.85%	27.07%	24.09%
2020	356	16.69	33.88	9,133	1.71%	0.49%	0.85%	1.86%	2.22%
2019	344	16.33	33.26	8,978	1.26%	0.49%	0.85%	22.87%	23.31%
2018	352	13.24	27.07	7,517	0.98%	0.49%	0.85%	(6.41)%	(6.07)%
AB VPS International Growth Portfolio
2022	355	12.16	18.43	6,597	0.00%	0.49%	0.85%	(25.97)%	(30.57)%
2021	374	16.43	26.55	9,649	0.00%	0.49%	0.85%	10.97%	4.82%
2020	396	15.68	23.92	9,494	1.49%	0.49%	0.85%	28.83%	29.34%
2019	417	12.12	18.57	7,898	0.57%	0.49%	0.85%	26.45%	26.90%
2018	457	9.55	14.68	6,835	0.68%	0.49%	0.85%	(18.12)%	(17.82)%
AB VPS International Value Portfolio
2022	169	8.63	8.35	1,444	4.57%	0.65%	0.85%	(11.44)%	(16.98)%
2021	184	9.74	10.05	1,839	2.00%	0.65%	0.85%	13.65%	6.96%
2020	196	9.11	8.85	1,768	2.01%	0.65%	0.85%	1.56%	1.78%
2019	249	8.95	8.71	2,216	0.92%	0.65%	0.85%	16.14%	16.37%
2018	273	7.69	7.50	2,093	1.46%	0.65%	0.85%	(23.45)%	(23.29)%
AB VPS Large Cap Growth Portfolio
2022	443	28.08	56.94	14,862	0.00%	0.49%	0.85%	(26.89)%	(29.11)%
2021	519	38.40	80.32	23,882	0.00%	0.49%	0.85%	27.88%	24.88%
2020	487	30.75	62.81	17,518	0.00%	0.49%	0.85%	34.35%	34.80%
2019	318	22.81	46.75	9,183	0.00%	0.49%	0.85%	35.56%	36.05%
2018	358	16.76	34.49	7,477	0.00%	0.49%	0.85%	3.13%	3.51%
AB VPS Small/Mid Cap Value Portfolio
2022	152	16.28	28.82	3,919	1.03%	0.49%	0.85%	(13.71)%	(18.91)%
2021	192	18.87	35.54	6,043	0.74%	0.49%	0.85%	39.07%	31.64%
2020	191	14.34	25.55	4,494	1.10%	0.49%	0.85%	2.50%	2.84%
2019	205	13.94	24.93	4,591	0.56%	0.49%	0.85%	19.08%	19.51%
2018	246	11.66	20.94	4,733	0.48%	0.49%	0.85%	(15.75)%	(15.45)%
Alger Balanced Portfolio
2022	37	26.30	26.77	972	1.17%	0.65%	0.85%	(10.97)%	(12.06)%
2021	37	29.54	30.44	1,118	0.82%	0.65%	0.85%	18.11%	17.13%
2020	38	25.22	25.78	980	1.38%	0.65%	0.85%	9.31%	9.50%
2019	39	23.03	23.58	909	1.41%	0.65%	0.85%	18.49%	18.73%
2018	44	19.39	19.90	864	4.12%	0.65%	0.85%	(4.15)%	(3.96)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alger Capital Appreciation Portfolio
2022	162	$18.23	$17.74	$2,928	0.00%	0.49%	0.85%	(35.30)%	(38.55)%
2021	176	28.18	28.87	5,016	0.00%	0.49%	0.85%	20.99%	15.73%
2020	239	24.35	23.86	5,764	0.00%	0.49%	0.85%	40.59%	41.08%
2019	141	17.26	16.97	2,410	0.00%	0.49%	0.85%	32.45%	32.93%
2018	147	12.99	12.82	1,901	0.11%	0.49%	0.85%	(0.95)%	(0.59)%
Alger Large Cap Growth Portfolio
2022	623	19.90	59.29	25,616	0.00%	0.49%	0.85%	(37.26)%	(39.17)%
2021	706	31.72	97.47	47,075	0.00%	0.49%	0.85%	10.90%	8.28%
2020	792	29.29	87.90	47,075	0.20%	0.49%	0.85%	65.62%	66.24%
2019	799	17.62	53.07	29,043	0.00%	0.49%	0.85%	26.35%	26.81%
2018	949	13.90	42.00	27,635	0.00%	0.49%	0.85%	1.34%	1.71%
Alger Mid Cap Growth Portfolio
2022	106	17.36	37.89	3,972	0.00%	0.49%	0.85%	(34.62)%	(37.38)%
2021	117	26.55	60.51	6,939	0.00%	0.49%	0.85%	4.59%	0.90%
2020	131	26.32	57.86	7,528	0.00%	0.49%	0.85%	63.25%	63.87%
2019	132	16.06	35.44	4,699	0.00%	0.49%	0.85%	29.15%	29.62%
2018	156	12.39	27.44	4,314	0.00%	0.49%	0.85%	(8.23)%	(7.90)%
Allspring VT Discovery Fund
2022	229	17.40	52.26	7,066	0.00%	0.49%	0.85%	(36.44)%	(38.37)%
2021	252	27.37	84.80	12,222	0.00%	0.49%	0.85%	(5.85)%	(8.06)%
2020	313	29.77	90.07	15,996	0.00%	0.49%	0.85%	61.27%	61.88%
2019	292	18.39	55.85	8,913	0.00%	0.49%	0.85%	37.85%	38.33%
2018	255	13.30	40.52	6,204	0.00%	0.49%	0.85%	(7.86)%	(7.51)%
Allspring VT Omega Growth Fund
2022	98	19.36	19.70	1,949	0.00%	0.65%	0.85%	(36.65)%	(38.68)%
2021	113	30.56	32.12	3,595	0.00%	0.65%	0.85%	15.76%	12.50%
2020	142	27.16	27.75	3,932	0.00%	0.65%	0.85%	42.00%	42.27%
2019	107	19.09	19.54	2,106	0.00%	0.65%	0.85%	35.89%	36.16%
2018	98	14.52	13.89	1,388	0.00%	0.65%	0.85%	(0.58)%	(0.38)%
Allspring VT Opportunity Fund
2022	125	19.12	49.79	5,080	0.00%	0.65%	0.85%	(20.11)%	(21.48)%
2021	131	23.93	63.41	6,752	0.04%	0.49%	0.85%	23.72%	22.10%
2020	158	19.60	51.25	6,468	0.47%	0.65%	0.85%	19.97%	20.22%
2019	176	16.45	42.72	6,093	0.28%	0.49%	0.85%	30.35%	30.82%
2018	207	12.48	32.77	5,484	0.19%	0.65%	0.85%	(7.94)%	(7.75)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alps Red Rocks Listed Private Equity Portfolio
2022	11	$15.46	$15.26	$167	13.99%	0.49%	0.69%	(27.57)%	(29.97)%
2021	10	21.35	21.79	225	5.82%	0.49%	0.85%	25.97%	21.37%
2020	11	17.59	17.30	189	13.39%	0.49%	0.85%	8.64%	9.04%
2019	14	16.13	15.92	230	0.00%	0.49%	0.85%	39.15%	39.65%
2018	13	11.55	11.44	147	5.26%	0.49%	0.85%	(12.96)%	(12.65)%
American Century Investments VP Balanced Fund
2022	1,466	14.88	28.31	28,057	1.20%	0.49%	0.85%	(15.39)%	(19.67)%
2021	1,572	17.58	35.23	36,539	0.72%	0.49%	0.85%	17.22%	12.10%
2020	1,635	15.69	30.06	33,491	1.26%	0.49%	0.85%	11.58%	11.96%
2019	1,690	14.01	26.94	31,688	1.56%	0.49%	0.85%	18.84%	19.26%
2018	1,445	11.74	22.67	24,050	1.43%	0.49%	0.85%	(4.65)%	(4.30)%
American Century Investments VP Income & Growth Fund
2022	368	18.49	38.36	10,138	1.79%	0.49%	0.85%	(10.75)%	(13.47)%
2021	347	20.72	44.33	11,114	1.08%	0.49%	0.85%	22.60%	19.73%
2020	378	17.30	36.15	9,954	2.20%	0.49%	0.85%	10.87%	11.27%
2019	357	15.55	32.61	7,945	2.08%	0.49%	0.85%	22.90%	23.34%
2018	358	12.61	26.54	6,745	1.94%	0.49%	0.85%	(7.66)%	(7.32)%
American Century Investments VP International Fund
2022	363	12.59	31.53	6,766	1.50%	0.49%	0.85%	(23.05)%	(25.39)%
2021	371	16.36	42.26	9,324	0.16%	0.49%	0.85%	7.83%	5.30%
2020	412	15.53	39.19	9,356	0.50%	0.49%	0.85%	24.81%	25.28%
2019	354	12.40	31.40	6,998	0.90%	0.49%	0.85%	27.33%	27.79%
2018	373	9.70	24.66	5,785	1.27%	0.49%	0.85%	(15.95)%	(15.63)%
American Century Investments VP Mid Cap Value Fund
2022	325	19.49	45.01	11,310	2.10%	0.49%	0.85%	0.85%	(4.66)%
2021	299	19.33	47.21	10,919	1.00%	0.49%	0.85%	25.10%	19.11%
2020	331	16.23	37.73	9,984	1.77%	0.49%	0.85%	0.25%	0.61%
2019	405	16.13	37.64	11,983	1.91%	0.49%	0.85%	27.90%	28.36%
2018	418	12.56	29.43	9,942	1.26%	0.49%	0.85%	(13.70)%	(13.39)%
American Century Investments VP Value Fund
2022	668	18.88	42.08	22,770	2.05%	0.49%	0.85%	2.82%	(3.09)%
2021	787	18.36	43.43	26,261	1.75%	0.49%	0.85%	27.01%	20.56%
2020	759	15.23	34.19	21,654	2.46%	0.49%	0.85%	0.12%	0.51%
2019	869	15.15	34.15	25,870	2.12%	0.49%	0.85%	25.96%	26.41%
2018	883	11.99	27.11	21,822	1.66%	0.49%	0.85%	(9.93)%	(9.59)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Bond Fund
2022	247	$9.05	$8.96	$2,234	2.97%	0.49%	0.85%	(12.48)%	(13.84)%
2021	245	10.34	10.40	2,546	1.55%	0.49%	0.85%	(0.56)%	(1.39)%
2020	179	10.48	10.46	1,875	3.84%	0.49%	0.69%	4.56%	4.81%
American Funds IS Global Bond Fund
2022	16	8.60	8.56	136	0.18%	0.49%	0.65%	(17.60)%	(18.45)%
2021	3	10.43	10.50	27	1.69%	0.49%	0.85%	(5.16)%	(5.95)%
2020	3	11.09	11.07	31	2.41%	0.49%	0.85%	10.66%	10.92%
American Funds IS Global Growth Fund
2022	96	19.91	19.57	1,912	0.93%	0.49%	0.69%	(23.76)%	(26.19)%
2021	99	26.11	26.51	2,610	0.62%	0.49%	0.69%	17.69%	14.40%
2020	93	22.83	22.53	2,128	0.64%	0.49%	0.69%	29.92%	30.14%
2019	119	17.54	17.34	2,076	1.41%	0.49%	0.69%	34.69%	34.95%
2018	112	13.00	12.88	1,448	1.11%	0.49%	0.69%	(9.44)%	(9.26)%
American Funds IS Global Small Capitalization Fund
2022	19	11.36	11.25	219	0.00%	0.49%	0.85%	(29.48)%	(30.57)%
2021	27	16.11	16.21	434	0.00%	0.49%	0.85%	6.47%	5.58%
2020	27	15.26	15.22	412	0.00%	0.49%	0.85%	52.21%	52.58%
American Funds IS Growth-Income Fund
2022	279	13.66	13.43	3,786	1.08%	0.49%	0.85%	(16.01)%	(18.49)%
2021	287	16.27	16.48	4,701	0.92%	0.49%	0.85%	24.38%	21.58%
2020	405	13.38	13.25	5,401	1.39%	0.49%	0.85%	12.30%	12.71%
2019	323	11.87	11.80	3,832	1.89%	0.49%	0.85%	24.79%	25.23%
2018	146	9.48	9.46	1,384	1.56%	0.49%	0.85%	(5.43)%	(5.20)%
American Funds IS International Fund
2022	226	10.75	10.62	2,421	1.77%	0.49%	0.69%	(20.43)%	(22.06)%
2021	224	13.50	13.63	3,052	2.61%	0.49%	0.69%	(1.25)%	(2.89)%
2020	201	13.91	13.80	2,787	0.77%	0.49%	0.69%	13.15%	13.43%
2019	182	12.26	12.20	2,223	1.57%	0.49%	0.69%	22.05%	22.28%
2018	146	10.03	9.99	1,466	2.62%	0.49%	0.69%	(13.73)%	(13.56)%
American Funds IS New World Fund
2022	170	14.62	14.27	2,462	1.34%	0.49%	0.85%	(20.88)%	(24.32)%
2021	170	18.47	18.85	3,182	0.79%	0.49%	0.85%	6.18%	2.30%
2020	269	18.06	17.76	4,838	0.08%	0.49%	0.85%	22.54%	23.01%
2019	286	14.68	14.49	4,186	1.00%	0.49%	0.85%	28.05%	28.51%
2018	251	11.43	11.32	2,865	1.21%	0.49%	0.85%	(14.77)%	(14.46)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Blackrock 60/40 Target Allocation Etf VI Fund
2022	58	$11.55	$11.48	$665	1.78%	0.49%	0.65%	(14.63)%	(15.95)%
2021	64	13.53	13.66	876	2.02%	0.49%	0.85%	11.45%	10.09%
2020	44	12.29	12.26	542	1.52%	0.49%	0.65%	13.61%	13.80%
2019	42	10.80	10.79	458	1.70%	0.49%	0.69%	7.86%	8.01%
Blackrock Global Allocation VI Fund
2022	593	13.36	13.12	7,853	0.00%	0.49%	0.85%	(13.95)%	(17.84)%
2021	629	15.52	15.97	9,966	0.92%	0.49%	0.85%	7.41%	3.29%
2020	626	15.03	14.86	9,351	1.34%	0.49%	0.85%	19.97%	20.42%
2019	738	12.48	12.39	9,176	1.29%	0.49%	0.85%	17.00%	17.41%
2018	790	10.63	10.45	8,399	1.05%	0.49%	0.85%	(8.13)%	(7.79)%
BNY Mellon IP Midcap Stock Portfolio
2022	108	16.00	39.26	2,632	0.73%	0.49%	0.85%	(12.13)%	(17.39)%
2021	115	18.20	47.53	3,357	0.62%	0.49%	0.85%	28.72%	21.89%
2020	119	14.94	36.92	2,797	0.87%	0.49%	0.85%	7.18%	7.60%
2019	126	13.88	34.45	2,807	0.67%	0.49%	0.85%	19.17%	19.59%
2018	149	11.61	28.91	2,722	0.63%	0.49%	0.85%	(16.21)%	(15.90)%
BNY Mellon VIF Appreciation Portfolio
2022	239	21.75	39.33	8,988	0.66%	0.49%	0.85%	(16.23)%	(21.58)%
2021	268	25.96	50.16	12,268	0.44%	0.49%	0.85%	30.59%	23.13%
2020	291	21.09	38.41	10,553	0.85%	0.49%	0.85%	22.63%	23.10%
2019	321	17.13	31.32	9,596	1.16%	0.49%	0.85%	34.94%	35.43%
2018	351	12.65	23.21	7,764	1.24%	0.49%	0.85%	(7.64)%	(7.31)%
BNY Mellon VIF Growth and Income Portfolio
2022	193	22.54	45.42	5,799	0.78%	0.49%	0.85%	(12.89)%	(15.54)%
2021	216	25.87	53.78	7,754	0.47%	0.49%	0.85%	24.57%	21.65%
2020	223	21.27	43.17	6,407	0.83%	0.49%	0.85%	23.56%	24.01%
2019	254	17.15	34.94	5,855	1.08%	0.49%	0.85%	28.03%	28.49%
2018	253	13.35	27.29	4,629	0.80%	0.49%	0.85%	(5.50)%	(5.15)%
BNY Mellon VIF Opportunistic Small Cap Portfolio
2022	21	26.17	29.21	548	0.00%	0.65%	0.85%	(16.14)%	(17.32)%
2021	25	31.21	35.34	784	0.11%	0.65%	0.85%	15.48%	14.30%
2020	26	27.31	30.60	722	0.70%	0.65%	0.85%	18.84%	19.13%
2019	27	22.92	25.75	620	0.00%	0.65%	0.85%	20.75%	20.98%
2018	29	18.95	21.32	561	0.00%	0.65%	0.85%	(19.80)%	(19.60)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Clearbridge Variable Large Cap Growth Portfolio
2022	41	$13	$13	$543	0.00%	0.49%	0.85%	(31.68)%	(33.69)%
2021	91	19.59	19.85	1,793	0.00%	0.49%	0.85%	22.51%	19.76%
2020	90	16.36	16.20	1,444	0.02%	0.49%	0.85%	29.64%	30.14%
2019	111	12.57	12.53	1,398	0.48%	0.49%	0.69%	31.25%	31.51%
2018	51	9.56	9.55	489	0.32%	0.49%	0.69%	(4.52)%	(4.39)%
Clearbridge Variable Mid Cap Portfolio
2022	16	15.65	15.27	254	0.30%	0.49%	0.85%	(24.15)%	(27.44)%
2021	24	20.63	21.05	492	0.03%	0.49%	0.85%	30.25%	25.49%
2020	14	16.44	16.16	232	0.31%	0.49%	0.85%	14.38%	14.78%
2019	16	14.32	14.13	227	0.57%	0.49%	0.85%	31.82%	32.30%
2018	16	10.78	10.72	177	0.53%	0.65%	0.85%	(13.26)%	(13.09)%
Clearbridge Variable Small Cap Growth Portfolio
2022	105	18.36	17.86	1,914	0.00%	0.49%	0.85%	(27.47)%	(31.12)%
2021	133	25.31	25.92	3,425	0.00%	0.49%	0.85%	14.37%	9.40%
2020	108	23.13	22.67	2,485	0.00%	0.49%	0.85%	42.02%	42.54%
2019	110	16.23	15.96	1,781	0.00%	0.49%	0.85%	25.80%	26.25%
2018	168	12.85	12.68	2,160	0.00%	0.49%	0.85%	2.55%	2.93%
Columbia Variable Portfolio - Emerging Markets Fund
2022	40	9.83	9.74	395	0.00%	0.49%	0.85%	(33.00)%	(34.04)%
2021	46	14.68	14.77	676	0.67%	0.49%	0.85%	(7.71)%	(8.48)%
2020	35	16.04	16.00	465	0.00%	0.49%	0.85%	60.00%	60.39%
Columbia Variable Portfolio - Large Cap Growth Fund
2022	202	20.03	19.56	3,991	0.00%	0.49%	0.85%	(30.46)%	(33.48)%
2021	226	28.81	29.40	6,573	0.00%	0.49%	0.85%	29.89%	25.14%
2020	252	23.02	22.64	5,748	0.00%	0.49%	0.85%	33.31%	33.76%
2019	204	17.21	16.98	3,491	0.00%	0.49%	0.85%	34.39%	34.87%
2018	181	12.76	12.64	2,307	0.00%	0.49%	0.85%	(4.96)%	(4.61)%
Columbia Variable Portfolio - Seligman Global Technology Fund II
2022	307	38.30	48.83	14,462	0.00%	0.49%	0.85%	(30.31)%	(33.88)%
2021	345	54.95	73.86	23,848	0.28%	0.49%	0.85%	40.52%	34.28%
2020	421	40.92	52.56	21,235	0.00%	0.49%	0.85%	44.55%	45.06%
2019	474	28.21	36.36	16,842	0.00%	0.49%	0.85%	53.66%	54.21%
2018	422	18.29	23.66	9,818	0.00%	0.49%	0.85%	(9.23)%	(8.90)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Columbia Variable Portfolio - Small Cap Value Fund
2022	47	$17.36	$36.86	$1,427	0.38%	0.49%	0.85%	(6.90)%	(12.00)%
2021	72	18.65	41.89	2,590	0.50%	0.49%	0.85%	30.99%	24.71%
2020	73	14.96	31.98	2,118	0.34%	0.49%	0.85%	7.66%	8.06%
2019	69	13.84	29.70	1,670	0.27%	0.49%	0.85%	19.96%	20.39%
2018	73	11.50	24.76	1,473	0.18%	0.49%	0.85%	(18.86)%	(18.57)%
Delaware VIP Emerging Markets Series
2022	355	10.67	10.84	3,788	4.29%	0.49%	0.85%	(25.94)%	(29.29)%
2021	368	14.41	15.33	5,439	0.33%	0.49%	0.85%	(2.17)%	(5.92)%
2020	359	15.32	15.67	5,469	0.80%	0.49%	0.85%	23.99%	24.52%
2019	349	12.30	12.64	4,355	0.71%	0.49%	0.85%	21.59%	22.04%
2018	347	10.08	10.39	3,560	3.61%	0.49%	0.85%	(16.52)%	(16.23)%
Delaware VIP International Series
2022	27	8.90	8.87	238	1.66%	0.49%	0.69%	(17.42)%	(18.07)%
2021	34	10.78	10.82	364	1.17%	0.49%	0.85%	6.34%	5.95%
2020	49	10.18	10.18	503	3.65%	0.49%	0.69%	1.78%	1.77%
Delaware VIP Small Cap Value Series
2022	407	16.87	50.40	18,830	0.84%	0.49%	0.85%	(10.09)%	(26.44)%
2021	475	18.77	68.52	23,786	0.85%	0.49%	0.85%	57.94%	30.16%
2020	506	14.42	43.38	19,148	1.50%	0.49%	0.85%	(2.73)%	(2.38)%
2019	543	14.77	44.60	22,310	1.05%	0.49%	0.85%	27.05%	27.51%
2018	532	11.58	35.10	17,870	0.84%	0.49%	0.85%	(17.43)%	(17.13)%
Delaware VIP Smid Cap Core Series
2022	202	19.88	47.82	6,966	0.43%	0.49%	0.85%	(11.77)%	(17.26)%
2021	228	22.53	57.80	9,405	0.93%	0.49%	0.85%	26.27%	19.26%
2020	334	18.89	45.77	10,381	0.55%	0.49%	0.85%	10.14%	10.52%
2019	288	17.09	41.56	9,101	0.60%	0.49%	0.85%	28.53%	29.00%
2018	353	13.25	32.33	8,576	0.17%	0.49%	0.85%	(12.87)%	(12.55)%
Delaware VIP Value Series
2022	75	14.97	14.80	1,124	1.64%	0.49%	0.69%	(2.84)%	(4.83)%
2021	101	15.41	15.55	1,564	6.30%	0.49%	0.69%	23.44%	20.69%
2020	82	12.77	12.60	1,043	2.39%	0.49%	0.85%	(0.41)%	(0.11)%
2019	66	12.78	12.65	838	1.30%	0.49%	0.85%	18.95%	19.39%
2018	41	10.70	10.64	438	1.40%	0.49%	0.85%	(3.56)%	(3.21)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Dimensional VA Us Targeted Value Portfolio
2022	133	$18.54	$18.23	$2,470	1.38%	0.49%	0.69%	(3.22)%	(6.31)%
2021	135	19.16	19.45	2,618	1.42%	0.49%	0.69%	40.84%	36.90%
2020	158	13.99	13.81	2,205	1.87%	0.49%	0.69%	3.30%	3.51%
2019	171	13.52	13.37	2,311	1.54%	0.49%	0.69%	21.71%	21.96%
2018	155	11.09	10.99	1,720	0.82%	0.49%	0.69%	(16.45)%	(16.28)%
DWS Capital Growth VIP
2022	646	24.22	51.95	23,573	0.09%	0.49%	0.85%	(29.16)%	(31.32)%
2021	717	34.20	75.64	37,814	0.21%	0.49%	0.85%	21.74%	18.88%
2020	877	28.77	62.13	36,771	0.53%	0.49%	0.85%	37.86%	38.37%
2019	972	20.79	45.07	29,819	0.42%	0.49%	0.85%	35.98%	36.46%
2018	979	15.23	33.14	22,824	0.71%	0.49%	0.85%	(2.43)%	(2.08)%
DWS Core Equity VIP
2022	310	22.17	40.90	10,806	0.80%	0.49%	0.85%	(13.61)%	(18.99)%
2021	339	25.66	50.49	14,036	0.77%	0.49%	0.85%	28.45%	21.33%
2020	364	21.15	39.31	12,127	1.48%	0.49%	0.85%	15.14%	15.59%
2019	472	18.30	34.14	13,086	1.11%	0.49%	0.85%	29.20%	29.66%
2018	522	14.12	26.42	11,275	1.79%	0.49%	0.85%	(6.49)%	(6.15)%
DWS Croci® U.S. VIP
2022	210	12.37	20.36	4,136	1.81%	0.49%	0.85%	(13.48)%	(18.85)%
2021	225	14.29	25.10	5,303	1.95%	0.49%	0.85%	29.86%	22.67%
2020	276	11.65	19.33	5,205	2.59%	0.49%	0.85%	(12.91)%	(12.60)%
2019	333	13.33	22.19	7,065	1.93%	0.49%	0.85%	31.83%	32.30%
2018	358	10.07	16.83	5,774	2.52%	0.49%	0.85%	(11.26)%	(10.94)%
DWS Global Small Cap VIP
2022	91	11.20	10.87	1,009	0.55%	0.49%	0.85%	(22.33)%	(26.63)%
2021	93	14.42	14.82	1,359	0.37%	0.49%	0.85%	16.97%	11.29%
2020	98	12.95	12.67	1,258	0.95%	0.49%	0.85%	16.52%	16.79%
2019	128	11.09	10.87	1,410	0.00%	0.49%	0.85%	20.27%	20.70%
2018	110	9.19	9.05	1,000	0.26%	0.49%	0.85%	(21.19)%	(20.90)%
DWS Small Cap Index VIP
2022	1,106	16.24	41.89	26,458	0.92%	0.49%	0.85%	(18.84)%	(21.31)%
2021	1,159	20.01	53.23	35,011	0.83%	0.49%	0.85%	13.53%	10.87%
2020	1,234	18.05	46.89	33,005	1.22%	0.49%	0.85%	18.43%	18.84%
2019	1,190	15.19	39.59	28,574	1.01%	0.49%	0.85%	24.16%	24.61%
2018	1,052	12.19	31.89	22,089	0.93%	0.49%	0.85%	(11.99)%	(11.67)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

DWS Small Mid Cap Growth VIP
2022	74	$15.42	$29.27	$1,415	0.00%	0.49%	0.85%	(26.39)%	(28.63)%
2021	74	20.94	41.01	1,965	0.04%	0.49%	0.85%	12.88%	10.23%
2020	84	19.00	36.33	1,919	0.05%	0.49%	0.85%	29.06%	29.51%
2019	88	14.67	28.15	1,699	0.00%	0.49%	0.85%	21.38%	21.82%
2018	103	12.04	23.19	1,524	0.00%	0.49%	0.85%	(14.32)%	(14.02)%
DWS Small Mid Cap Value VIP
2022	124	13.95	21.77	2,651	0.84%	0.49%	0.85%	(13.89)%	(19.09)%
2021	134	16.21	26.91	3,357	1.24%	0.49%	0.85%	33.51%	26.36%
2020	152	12.82	20.15	2,943	1.54%	0.49%	0.85%	(1.64)%	(1.27)%
2019	177	12.99	20.49	3,479	0.74%	0.49%	0.85%	20.48%	20.92%
2018	202	10.74	17.01	3,307	1.36%	0.49%	0.85%	(16.73)%	(16.43)%
Empower Aggressive Profile Fund
2022	14	12.62	12.53	182	1.82%	0.49%	0.65%	(14.46)%	(16.21)%
2021	5	14.76	14.95	67	5.73%	0.49%	0.85%	19.42%	17.34%
2020	4	12.58	12.52	55	1.65%	0.49%	0.65%	11.31%	11.49%
2019	4	11.28	11.25	48	2.07%	0.49%	0.65%	25.28%	25.49%
2018	4	8.99	8.98	33	1.62%	0.49%	0.65%	(10.17)%	(10.08)%
Empower Ariel Mid Cap Value Fund
2022	10	14.20	13.98	140	5.39%	0.49%	0.69%	(12.20)%	(14.68)%
2021	16	16.17	16.39	258	2.38%	0.49%	0.69%	26.95%	23.85%
2020	11	13.06	12.91	142	2.95%	0.49%	0.69%	8.31%	8.55%
2019	23	12.03	11.92	280	1.18%	0.49%	0.69%	23.46%	23.71%
2018	21	9.65	9.65	204	0.62%	0.69%	0.69%	(15.00)%	(15.00)%
Empower Bond Index Fund
2022	924	9.74	9.58	8,955	1.14%	0.49%	0.85%	(12.96)%	(15.53)%
2021	1,382	11.19	11.34	15,624	0.80%	0.49%	0.85%	(1.93)%	(4.14)%
2020	1,091	11.67	11.56	12,695	1.70%	0.49%	0.85%	6.25%	6.69%
2019	668	10.94	10.88	7,297	1.22%	0.49%	0.85%	7.17%	7.57%
2018	144	10.17	10.15	1,465	0.70%	0.49%	0.85%	1.50%	1.74%
Empower Conservative Profile Fund
2022	495	11.01	10.83	5,413	1.86%	0.49%	0.85%	(9.18)%	(11.87)%
2021	448	12.12	12.29	5,463	2.50%	0.49%	0.85%	6.86%	4.44%
2020	450	11.61	11.50	5,212	2.44%	0.49%	0.85%	7.29%	7.68%
2019	264	10.78	10.75	2,838	2.23%	0.49%	0.65%	10.81%	10.99%
2018	224	9.71	9.70	2,171	2.96%	0.49%	0.65%	(2.98)%	(2.87)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower International Index Fund
2022	280	$10.68	$10.54	$2,980	1.71%	0.49%	0.85%	(14.34)%	(16.27)%
2021	342	12.47	12.59	4,295	2.11%	0.49%	0.85%	10.87%	9.15%
2020	329	11.42	11.36	3,751	2.56%	0.49%	0.85%	6.61%	6.97%
2019	143	10.68	10.66	1,523	4.82%	0.49%	0.69%	6.63%	6.77%
Empower International Value Fund
2022	21	12.13	12.02	251	1.17%	0.49%	0.85%	(15.09)%	(16.40)%
2021	20	14.29	14.37	291	3.88%	0.49%	0.85%	10.40%	9.74%
2020	1	13.02	13.02	15	6.08%	0.65%	0.65%	30.20%	30.20%
Empower Lifetime 2015 Fund
2022	18	11.44	11.25	201	2.07%	0.49%	0.85%	(11.53)%	(14.15)%
2021	15	12.93	13.10	198	2.65%	0.49%	0.85%	7.95%	6.53%
2020	1	12.14	12.14	16	1.53%	0.49%	0.49%	10.44%	10.44%
2019	3	10.99	10.99	31	1.63%	0.49%	0.49%	14.60%	14.60%
2018	1	9.59	9.59	5	1.48%	0.49%	0.49%	(4.12)%	(4.12)%
Empower Lifetime 2020 Fund
2022	51	11.50	11.42	580	2.06%	0.49%	0.65%	(12.23)%	(14.02)%
2021	49	13.11	13.28	649	1.07%	0.49%	0.85%	9.10%	7.21%
2020	560	12.23	12.17	6,845	2.11%	0.49%	0.65%	10.57%	10.75%
2019	595	11.04	11.01	6,560	1.92%	0.49%	0.65%	15.68%	15.87%
2018	575	9.53	9.52	5,472	2.00%	0.49%	0.65%	(4.84)%	(4.74)%
Empower Lifetime 2025 Fund
2022	53	11.65	11.57	614	1.66%	0.49%	0.65%	(13.11)%	(14.89)%
2021	56	13.41	13.59	753	2.08%	0.49%	0.85%	10.10%	8.19%
2020	79	12.40	12.34	982	2.42%	0.49%	0.65%	11.51%	11.69%
2019	58	11.10	11.07	643	1.67%	0.49%	0.65%	17.24%	17.44%
2018	42	9.45	9.44	394	1.56%	0.49%	0.65%	(5.58)%	(5.48)%
Empower Lifetime 2030 Fund
2022	46	11.80	11.71	542	1.85%	0.49%	0.65%	(13.91)%	(15.67)%
2021	48	13.70	13.89	669	2.63%	0.49%	0.85%	11.53%	10.06%
2020	23	12.45	12.45	288	2.78%	0.65%	0.65%	11.87%	11.87%
2019	14	11.13	11.13	151	2.34%	0.65%	0.65%	19.23%	19.23%
2018	7	9.33	9.33	67	1.91%	0.65%	0.65%	(6.66)%	(6.66)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Empower Lifetime 2035 Fund
2022	14		$11.99	$11.90	$168	0.81%	0.49%	0.65%	(14.91)%	(16.66)%
2021	72		14.09	14.28	1,029	2.33%	0.49%	0.85%	13.39%	11.90%
2020	72		12.59	12.59	912	2.13%	0.65%	0.65%	12.52%	12.52%
2019	7		11.19	11.19	81	1.49%	0.65%	0.65%	21.38%	21.38%
2018	7		9.22	9.22	67	1.37%	0.65%	0.65%	(7.84)%	(7.84)%
Empower Lifetime 2040 Fund
2022	2		12.04	12.04	21	1.69%	0.65%	0.65%	(16.23)%	(17.33)%
2021	2		14.37	14.56	26	2.86%	0.49%	0.85%	15.04%	13.53%
2020	2		12.66	12.66	22	2.18%	0.65%	0.65%	12.91%	12.91%
2019	2		11.21	11.21	20	1.92%	0.65%	0.65%	23.03%	23.03%
Empower Lifetime 2045 Fund
2022	8		12.17	12.08	101	1.43%	0.49%	0.65%	(16.12)%	(17.84)%
2021	7		14.51	14.70	101	2.53%	0.49%	0.85%	15.94%	14.42%
2020	7		12.68	12.68	87	1.98%	0.65%	0.65%	13.15%	13.15%
Empower Lifetime 2050 Fund
2022	5		12.16	12.16	57	1.62%	0.49%	0.49%	(16.25)%	(17.35)%
2021	5		14.52	14.72	69	1.04%	0.49%	0.85%	15.59%	14.07%
2020	5		12.73	12.73	60	2.22%	0.49%	0.49%	13.37%	13.37%
2019	5		11.23	11.23	53	1.89%	0.49%	0.49%	24.21%	24.21%
2018	5		9.04	9.04	42	2.21%	0.49%	0.49%	(9.61)%	(9.61)%
Empower Lifetime 2055 Fund
2022	8		12.10	12.01	95	0.98%	0.49%	0.65%	(16.44)%	(18.15)%
2021	8		14.48	14.67	116	2.18%	0.49%	0.85%	16.02%	14.01%
2020	8		12.70	12.65	100	2.27%	0.49%	0.65%	13.22%	13.39%
2019	2		11.20	11.20	21	1.24%	0.49%	0.49%	24.09%	24.09%
2018	2		9.02	9.02	17	1.37%	0.49%	0.49%	(9.75)%	(9.75)%
Empower Lifetime 2060 Fund
2022	0	*	12.51	12.51	0	2.01%	0.85%	0.85%	(17.80)%	(18.29)%
2021	0	*	15.22	15.31	0	2.56%	0.49%	0.85%	53.15%	52.23%
Empower Mid Cap Value Fund
2022	51		15.74	15.53	788	0.56%	0.49%	0.69%	(10.38)%	(13.35)%
2021	52		17.56	17.92	931	49.90%	0.49%	0.85%	30.75%	26.92%
2020	9		13.84	13.71	129	0.58%	0.49%	0.69%	(1.03)%	(0.82)%
2019	19		13.95	13.85	263	0.18%	0.49%	0.69%	19.67%	19.91%
2018	20		11.64	11.57	237	4.86%	0.49%	0.69%	(12.91)%	(12.74)%
*Subaccount has less than 1,000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Moderate Profile Fund
2022	696	$11.88	$11.68	$8,200	2.16%	0.49%	0.85%	(11.29)%	(13.91)%
2021	790	13.39	13.57	10,659	3.36%	0.49%	0.85%	12.51%	9.97%
2020	808	12.17	12.06	9,794	1.66%	0.49%	0.85%	10.32%	10.67%
2019	570	11.00	10.93	6,256	2.23%	0.49%	0.85%	16.52%	16.94%
2018	326	9.40	9.39	3,059	3.17%	0.40%	0.65%	(6.06)%	(5.96)%
Empower Moderately Aggressive Profile Fund
2022	332	12.13	11.93	3,999	1.57%	0.49%	0.85%	(12.36)%	(14.96)%
2021	323	13.84	14.02	4,511	4.59%	0.49%	0.85%	14.18%	12.20%
2020	324	12.34	12.28	3,978	2.61%	0.49%	0.65%	11.06%	11.23%
2019	140	11.09	11.06	1,552	2.31%	0.49%	0.65%	19.56%	19.76%
2018	24	9.26	9.25	222	3.02%	0.49%	0.65%	(7.47)%	(7.37)%
Empower Moderately Conservative Profile Fund
2022	448	11.43	11.24	5,085	1.71%	0.49%	0.85%	(10.07)%	(12.73)%
2021	514	12.71	12.88	6,589	3.22%	0.49%	0.85%	9.64%	7.17%
2020	443	11.86	11.75	5,235	1.41%	0.49%	0.85%	8.65%	9.00%
2019	257	10.88	10.81	2,787	2.80%	0.49%	0.85%	13.48%	13.90%
2018	23	9.55	9.54	223	1.65%	0.40%	0.65%	(4.61)%	(4.50)%
Empower Multi- Sector Bond Fund
2022	559	11.33	11.06	6,292	2.31%	0.49%	0.85%	(10.03)%	(13.94)%
2021	580	12.59	12.85	7,409	2.38%	0.49%	0.85%	2.10%	(1.63)%
2020	545	12.80	12.59	6,937	3.43%	0.49%	0.85%	8.15%	8.59%
2019	592	11.79	11.64	6,943	1.49%	0.49%	0.85%	10.80%	11.19%
2018	399	10.61	10.50	4,215	2.64%	0.49%	0.85%	(3.93)%	(3.58)%
Empower Real Estate Index Fund
2022	45	9.74	9.66	436	1.47%	0.65%	0.85%	(26.49)%	(27.41)%
2021	99	13.24	13.31	1,319	0.51%	0.65%	0.85%	43.85%	42.61%
2020	18	9.29	9.26	165	1.83%	0.65%	0.85%	(12.34)%	(12.14)%
2019	23	10.57	10.57	239	0.00%	0.65%	0.65%	5.73%	5.73%
Empower Securefoundation® Balanced Fund
2022	11,431	14.51	14.06	163,489	1.58%	0.49%	0.85%	(12.57)%	(17.52)%
2021	12,456	16.59	17.05	209,752	2.02%	0.49%	0.85%	13.23%	7.60%
2020	13,293	15.42	15.06	202,756	2.28%	0.49%	0.85%	12.97%	13.39%
2019	13,966	13.60	13.33	188,537	1.97%	0.49%	0.85%	16.80%	17.22%
2018	14,319	11.60	11.41	165,218	2.01%	0.49%	0.85%	(6.13)%	(5.79)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Small Cap Value Fund
2022	67	$13.71	$13.61	$916	0.05%	0.49%	0.85%	(10.09)%	(11.17)%
2021	87	15.25	15.32	1,327	4.39%	0.49%	0.85%	30.12%	29.48%
2020	10	11.78	11.77	116	0.00%	0.49%	0.85%	17.72%	17.80%
Empower T. Rowe Price Mid Cap Growth Fund
2022	120	15.52	15.34	1,849	0.02%	0.49%	0.69%	(21.87)%	(24.04)%
2021	141	19.86	20.20	2,841	0.18%	0.49%	0.85%	15.11%	12.36%
2020	120	17.67	17.55	2,110	0.00%	0.49%	0.69%	23.26%	23.51%
2019	111	14.31	14.23	1,583	0.01%	0.49%	0.85%	30.38%	30.63%
2018	89	10.95	10.92	972	0.12%	0.49%	0.69%	(3.00)%	(2.80)%
Federated Fund For U.S. Government Securities Fund II
2022	1,870	9.73	18.48	25,923	1.86%	0.49%	0.85%	(10.56)%	(13.29)%
2021	2,009	10.88	21.31	31,779	2.09%	0.49%	0.85%	(2.87)%	(5.15)%
2020	2,257	11.47	21.94	36,983	2.41%	0.49%	0.85%	4.33%	4.71%
2019	1,933	10.95	21.03	31,095	2.35%	0.49%	0.85%	5.00%	5.39%
2018	1,873	10.39	20.03	29,587	2.45%	0.49%	0.85%	(0.40)%	(0.05)%
Federated Hermes Managed Volatility Fund II
2022	70	27.18	27.18	1,910	1.87%	0.85%	0.85%	(14.48)%	(14.48)%
2021	72	31.78	31.78	2,275	1.83%	0.85%	0.85%	17.51%	17.51%
2020	77	27.05	27.05	2,086	2.77%	0.85%	0.85%	0.09%	0.09%
2019	80	27.02	27.02	2,225	2.09%	0.85%	0.85%	19.21%	19.21%
2018	87	22.67	22.67	1,934	1.54%	0.85%	0.85%	(9.27)%	(9.27)%
Franklin Small Cap Value VIP Fund
2022	175	16.68	26.18	3,788	1.00%	0.49%	0.85%	(8.02)%	(13.58)%
2021	158	18.14	30.30	3,870	1.03%	0.49%	0.85%	28.26%	21.38%
2020	241	14.94	23.62	4,529	1.73%	0.49%	0.85%	4.28%	4.64%
2019	204	14.28	22.65	3,906	1.06%	0.49%	0.85%	25.28%	25.74%
2018	248	11.35	18.08	3,902	0.86%	0.49%	0.85%	(13.62)%	(13.31)%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2022	5	11.01	10.87	54	3.12%	0.49%	0.69%	(5.07)%	(8.22)%
2021	7	11.60	11.84	80	1.50%	0.49%	0.85%	5.30%	2.21%
2020	7	11.35	11.24	77	1.14%	0.49%	0.69%	5.96%	6.16%
2019	14	10.69	10.61	147	2.39%	0.49%	0.69%	8.08%	8.29%
2018	19	9.87	9.82	183	3.21%	0.49%	0.69%	(7.58)%	(7.39)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco Oppenheimer V.I. Global Fund
2022	746	$15.56	$43.10	$24,757	0.00%	0.49%	0.85%	(30.22)%	(32.34)%
2021	778	22.30	63.71	38,708	0.00%	0.49%	0.85%	14.51%	11.83%
2020	838	19.94	55.64	36,420	0.75%	0.49%	0.85%	26.56%	27.00%
2019	911	15.70	43.96	31,578	0.89%	0.49%	0.85%	30.67%	31.14%
2018	1,029	11.97	33.64	27,168	0.99%	0.49%	0.85%	(13.92)%	(13.61)%
Invesco Oppenheimer V.I. International Growth Fund
2022	546	11.20	23.60	10,664	0.00%	0.49%	0.85%	(25.48)%	(30.12)%
2021	577	15.03	33.77	15,361	0.00%	0.49%	0.85%	12.99%	6.72%
2020	657	14.08	29.88	15,561	1.01%	0.49%	0.85%	20.50%	20.95%
2019	760	11.64	24.80	14,740	1.05%	0.49%	0.85%	27.51%	27.97%
2018	872	9.10	19.45	13,090	0.86%	0.49%	0.85%	(20.10)%	(19.81)%
Invesco Oppenheimer V.I. Main Street Small Cap Fund
2022	113	18.72	18.38	2,095	0.54%	0.49%	0.85%	(13.92)%	(17.81)%
2021	110	21.75	22.36	2,442	0.33%	0.49%	0.85%	23.39%	18.67%
2020	130	18.32	18.12	2,364	0.72%	0.49%	0.85%	18.91%	19.38%
2019	128	15.35	15.05	1,961	0.21%	0.49%	0.85%	25.40%	25.86%
2018	226	12.20	12.00	2,758	0.27%	0.49%	0.85%	(11.09)%	(10.77)%
Invesco V.I. Comstock Fund
2022	271	19.31	33.46	7,611	1.88%	0.49%	0.85%	3.42%	(3.02)%
2021	191	18.67	34.50	5,738	1.80%	0.49%	0.85%	36.71%	29.13%
2020	212	14.46	25.24	5,039	2.56%	0.49%	0.85%	(1.69)%	(1.30)%
2019	239	14.65	25.67	5,534	1.98%	0.49%	0.85%	24.24%	24.69%
2018	278	11.75	20.66	5,148	1.68%	0.49%	0.85%	(12.91)%	(12.59)%
Invesco V.I. Core Equity Fund
2022	66	45.22	45.22	3,015	0.92%	0.85%	0.85%	(21.22)%	(21.22)%
2021	68	57.40	57.40	3,921	0.66%	0.85%	0.85%	26.66%	26.66%
2020	72	45.32	45.32	3,283	1.40%	0.85%	0.85%	12.90%	12.90%
2019	82	40.14	40.14	3,371	0.93%	0.85%	0.85%	27.87%	27.87%
2018	90	31.39	31.39	2,878	0.87%	0.85%	0.85%	(10.16)%	(10.16)%
Invesco V.I. Growth & Income Fund
2022	279	18.12	32.00	8,600	1.65%	0.49%	0.85%	(3.61)%	(9.59)%
2021	293	18.80	35.40	9,622	1.50%	0.49%	0.85%	31.71%	24.43%
2020	340	15.11	26.88	8,758	2.29%	0.49%	0.85%	1.23%	1.62%
2019	419	14.87	26.55	10,482	1.79%	0.49%	0.85%	24.13%	24.57%
2018	505	11.94	21.39	9,917	2.03%	0.49%	0.85%	(14.12)%	(13.81)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. High Yield Fund
2022	199	$11.48	$26.02	$3,793	4.60%	0.49%	0.85%	(7.50)%	(10.32)%
2021	212	12.42	29.01	4,443	4.88%	0.49%	0.85%	3.50%	1.07%
2020	206	12.28	28.03	4,078	5.03%	0.49%	0.85%	2.46%	2.79%
2019	660	11.95	27.36	9,672	8.76%	0.49%	0.85%	12.55%	12.95%
2018	245	10.58	24.31	4,441	5.07%	0.49%	0.85%	(4.18)%	(3.83)%
Invesco V.I. International Growth Fund
2022	723	11.88	16.77	11,312	1.71%	0.49%	0.85%	(16.45)%	(21.50)%
2021	762	14.22	21.37	14,696	1.25%	0.49%	0.85%	8.34%	2.53%
2020	796	13.87	19.72	14,640	2.47%	0.49%	0.85%	13.01%	13.42%
2019	934	12.23	17.45	15,181	1.58%	0.49%	0.85%	27.48%	27.95%
2018	900	9.56	13.69	11,584	1.90%	0.49%	0.85%	(15.70)%	(15.39)%
Invesco V.I. Mid Cap Core Equity Fund
2022	50	29.38	28.59	1,414	0.35%	0.65%	0.85%	66.98%	(17.11)%
2021	61	17.59	34.49	2,039	0.45%	0.49%	0.85%	25.34%	(37.54)%
2020	62	28.17	27.52	1,696	0.68%	0.65%	0.85%	8.34%	8.55%
2019	81	25.95	25.40	2,040	0.49%	0.65%	0.85%	24.21%	24.47%
2018	87	10.88	20.45	1,757	0.49%	0.49%	0.85%	(12.11)%	(11.78)%
Invesco V.I. Small Cap Equity Fund
2022	81	16.03	35.32	2,059	0.00%	0.49%	0.85%	(18.71)%	(23.15)%
2021	100	19.72	45.96	3,131	0.17%	0.49%	0.85%	22.45%	16.59%
2020	109	16.91	37.53	2,892	0.38%	0.49%	0.85%	26.16%	26.58%
2019	134	13.36	29.75	2,770	0.00%	0.49%	0.85%	25.52%	25.98%
2018	138	10.60	23.70	2,227	0.00%	0.49%	0.85%	(15.80)%	(15.50)%
Invesco V.I. Technology Fund
2022	238	19.94	39.66	2,817	0.00%	0.49%	0.85%	58.83%	(40.46)%
2021	262	12.55	66.61	5,552	0.00%	0.49%	0.85%	13.44%	(57.16)%
2020	280	29.31	58.71	5,358	0.00%	0.49%	0.85%	44.90%	45.38%
2019	327	20.16	40.52	4,354	0.00%	0.49%	0.85%	34.73%	35.21%
2018	346	14.91	30.08	3,342	0.00%	0.49%	0.85%	(1.30)%	(0.94)%
Ivy VIP International Core Equity
2022	142	11.08	10.78	1,568	2.29%	0.49%	0.85%	(12.65)%	(17.04)%
2021	148	12.69	12.99	1,916	1.08%	0.49%	0.85%	15.96%	10.92%
2020	174	11.44	11.21	1,984	2.63%	0.49%	0.85%	6.32%	6.69%
2019	268	10.72	10.54	2,860	1.58%	0.49%	0.85%	17.69%	18.11%
2018	282	9.08	8.96	2,557	1.42%	0.49%	0.85%	(18.51)%	(18.22)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson VIT Balanced Portfolio
2022	640	$17.24	$38.81	$14,918	1.23%	0.49%	0.85%	(15.54)%	(18.85)%
2021	692	20.41	47.82	19,497	0.90%	0.49%	0.85%	18.71%	14.86%
2020	761	17.77	40.29	17,874	2.62%	0.49%	0.85%	13.35%	13.78%
2019	820	15.62	35.54	17,218	1.89%	0.49%	0.85%	21.55%	21.99%
2018	889	12.81	29.24	15,196	2.15%	0.49%	0.85%	(0.17)%	0.19%
Janus Henderson VIT Balanced Portfolio Service Shares
2022	5,900	16.65	26.32	118,841	0.96%	0.65%	0.85%	(15.89)%	(19.71)%
2021	6,467	19.79	32.78	157,249	0.66%	0.65%	0.85%	19.37%	14.40%
2020	7,051	17.30	27.46	147,185	2.27%	0.65%	0.85%	13.07%	13.29%
2019	6,873	24.91	15.10	130,851	0.36%	0.65%	0.85%	21.24%	21.48%
2018	6,059	12.57	20.03	98,770	1.80%	0.65%	0.85%	(0.42)%	(0.22)%
Janus Henderson VIT Flexible Bond Portfolio
2022	949	10.56	22.34	13,244	2.41%	0.49%	0.85%	(12.77)%	(14.39)%
2021	1,155	12.10	26.09	18,450	1.99%	0.49%	0.85%	(1.74)%	(2.87)%
2020	1,474	12.46	26.55	23,682	3.07%	0.49%	0.85%	9.54%	9.99%
2019	1,319	11.33	24.24	20,398	3.32%	0.49%	0.85%	8.65%	9.03%
2018	1,363	10.39	22.31	19,838	3.07%	0.49%	0.85%	(1.85)%	(1.49)%
Janus Henderson VIT Flexible Bond Portfolio Service Shares
2022	2,105	10.19	15.14	31,510	1.98%	0.65%	0.85%	(13.15)%	(17.10)%
2021	2,316	11.74	18.26	40,373	1.62%	0.65%	0.85%	0.97%	(3.23)%
2020	2,414	12.13	18.09	43,045	2.60%	0.65%	0.85%	9.35%	9.58%
2019	2,426	11.07	16.54	40,404	1.47%	0.65%	0.85%	8.35%	8.57%
2018	2,552	10.20	15.27	38,922	2.63%	0.65%	0.85%	(2.13)%	(1.93)%
Janus Henderson VIT Global Research Portfolio
2022	502	17.26	41.23	12,686	1.04%	0.49%	0.85%	(17.58)%	(20.09)%
2021	533	20.94	51.59	16,764	0.52%	0.49%	0.85%	17.09%	14.34%
2020	545	18.31	44.06	14,815	0.89%	0.49%	0.85%	19.05%	19.45%
2019	561	15.33	37.01	13,032	1.01%	0.49%	0.85%	27.95%	28.41%
2018	545	11.94	28.93	10,427	1.17%	0.49%	0.85%	(7.66)%	(7.32)%
Janus Henderson VIT Global Technology and Innovation Portfolio
2022	40	29.75	29.24	1,193	0.00%	0.49%	0.69%	(36.30)%	(38.33)%
2021	42	46.70	47.42	1,958	0.20%	0.49%	0.69%	18.99%	15.67%
2020	41	40.37	39.85	1,634	0.00%	0.49%	0.69%	50.14%	50.48%
2019	11	26.83	26.54	306	0.45%	0.49%	0.69%	44.18%	44.47%
2018	13	18.58	18.41	243	1.02%	0.49%	0.69%	0.49%	0.69%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares
2022	349	$28.74	$29.23	$10,158	0.00%	0.65%	0.85%	(36.58)%	(38.60)%
2021	450	45.31	47.61	20,984	0.11%	0.65%	0.85%	18.55%	15.22%
2020	442	39.32	40.16	17,657	0.00%	0.65%	0.85%	49.47%	49.74%
2019	345	26.26	26.87	9,259	0.42%	0.65%	0.85%	43.59%	43.88%
2018	371	18.25	18.71	6,949	1.09%	0.65%	0.85%	0.05%	0.25%
Janus Henderson VIT Overseas Portfolio
2022	87	33.00	33.00	2,908	1.75%	0.85%	0.85%	(9.38)%	(9.38)%
2021	95	36.42	36.42	3,494	1.14%	0.85%	0.85%	12.62%	12.62%
2020	106	32.33	32.33	3,432	1.47%	0.85%	0.85%	15.32%	15.32%
2019	114	28.04	28.04	3,228	1.91%	0.85%	0.85%	25.94%	25.94%
2018	123	22.26	22.26	2,776	1.78%	0.85%	0.85%	(15.67)%	(15.67)%
Janus Henderson VIT Overseas Portfolio Service Shares
2022	121	12.36	12.36	1,529	1.68%	0.85%	0.85%	(9.61)%	(9.61)%
2021	131	13.67	13.67	1,819	1.07%	0.85%	0.85%	12.33%	12.33%
2020	140	12.17	12.17	1,720	1.51%	0.85%	0.85%	15.03%	15.03%
2019	102	10.58	10.58	1,135	1.72%	0.85%	0.85%	25.64%	25.64%
2018	143	8.42	8.42	1,255	1.67%	0.85%	0.85%	(15.86)%	(15.86)%
Janus Henderson VIT Research Portfolio
2022	140	53.54	53.54	7,574	0.16%	0.85%	0.85%	(30.48)%	(30.48)%
2021	147	77.02	77.02	11,410	0.10%	0.85%	0.85%	19.31%	19.31%
2020	156	64.55	64.55	10,102	0.59%	0.85%	0.85%	31.82%	31.82%
2019	161	48.97	48.97	8,224	0.45%	0.85%	0.85%	34.37%	34.37%
2018	180	36.44	36.44	6,805	0.54%	0.85%	0.85%	(3.41)%	(3.41)%
JP Morgan Insurance Trust Core Bond Portfolio
2022	38	8.86	8.82	337	1.89%	0.49%	0.69%	(14.60)%	(13.47)%
2021	62	10.38	10.19	631	1.87%	0.49%	0.85%	(1.71)%	0.00%
2020	36	10.38	10.37	378	0.00%	0.49%	0.69%	3.66%	3.80%
JP Morgan Insurance Trust Small Cap Core Portfolio
2022	101	16.75	44.87	2,587	0.45%	0.49%	0.85%	(17.51)%	(20.03)%
2021	110	20.31	56.12	3,588	0.58%	0.49%	0.85%	20.36%	17.52%
2020	112	17.28	46.62	3,038	1.10%	0.49%	0.85%	12.73%	13.10%
2019	116	15.28	41.36	3,094	0.42%	0.49%	0.85%	23.52%	23.97%
2018	118	12.32	33.49	2,653	0.35%	0.49%	0.85%	(12.68)%	(12.37)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Lazard Retirement Emerging Markets Equity Portfolio
2022	747	$9.01	$15.91	$10,119	3.31%	0.49%	0.85%	(13.19)%	(17.94)%
2021	794	10.38	19.39	12,637	1.81%	0.49%	0.85%	7.26%	2.12%
2020	869	10.16	18.08	13,337	2.85%	0.49%	0.85%	(2.12)%	(1.75)%
2019	920	10.34	18.47	14,628	0.90%	0.49%	0.85%	17.14%	17.56%
2018	916	8.80	15.77	12,524	1.72%	0.49%	0.85%	(19.25)%	(18.96)%
Lazard Retirement Short Duration Income Portfolio
2022	240	9.99	9.90	2,394	2.49%	0.49%	0.85%	(4.95)%	(6.43)%
2021	303	10.51	10.57	3,200	2.87%	0.49%	0.85%	0.27%	(0.47)%
2020	149	10.56	10.55	1,569	8.28%	0.49%	0.69%	5.46%	5.61%
LVIP Baron Growth Opportunities Fund
2022	353	20.38	67.48	18,522	0.00%	0.49%	0.85%	(24.14)%	(26.46)%
2021	425	26.86	91.75	30,659	0.00%	0.49%	0.85%	17.71%	14.95%
2020	465	23.37	77.94	28,474	0.00%	0.49%	0.85%	32.94%	33.39%
2019	537	17.52	58.63	24,580	0.00%	0.49%	0.85%	35.23%	35.71%
2018	531	12.91	43.35	19,100	0.00%	0.49%	0.85%	(4.75)%	(4.41)%
MFS VIT II Core Equity Portfolio
2022	4	13.16	13.16	51	0.09%	0.65%	0.65%	(17.74)%	(18.24)%
2021	4	15.99	16.09	65	0.32%	0.49%	0.85%	24.58%	23.83%
2020	4	12.92	12.92	52	0.00%	0.65%	0.65%	29.15%	29.15%
MFS VIT II International Growth Portfolio
2022	125	11.56	11.41	1,441	0.62%	0.49%	0.85%	(14.55)%	(16.48)%
2021	91	13.53	13.66	1,238	0.56%	0.49%	0.85%	9.39%	7.69%
2020	74	12.56	12.49	932	2.18%	0.49%	0.85%	14.87%	15.24%
2019	15	10.90	10.87	168	0.36%	0.49%	0.85%	8.71%	8.97%
MFS VIT II International Intrinsic Value Portfolio
2022	1,406	14.88	30.12	31,926	0.49%	0.49%	0.85%	(22.02)%	(26.29)%
2021	1,566	19.09	40.86	46,747	0.14%	0.49%	0.85%	12.15%	6.78%
2020	1,638	17.87	36.44	44,955	0.85%	0.49%	0.85%	19.19%	19.64%
2019	1,715	14.94	30.57	40,434	1.47%	0.49%	0.85%	24.59%	25.05%
2018	1,810	11.95	24.54	34,789	0.91%	0.49%	0.85%	(10.49)%	(10.17)%
MFS VIT III Blended Research Small Cap Equity Portfolio
2022	14	11.18	11.03	152	0.75%	0.49%	0.85%	(17.99)%	(19.84)%
2021	15	13.63	13.76	202	0.93%	0.49%	0.85%	29.44%	27.77%
2020	10	10.67	10.63	110	1.04%	0.49%	0.69%	1.52%	1.73%
2019	4	10.47	10.47	41	0.71%	0.65%	0.69%	4.69%	4.72%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS VIT III Mid Cap Value Portfolio
2022	71	$15.39	$15.08	$1,081	0.98%	0.49%	0.85%	(7.69)%	(11.07)%
2021	68	16.67	16.96	1,153	0.82%	0.49%	0.85%	32.09%	28.17%
2020	51	13.01	12.84	654	1.38%	0.49%	0.85%	2.95%	3.33%
2019	45	12.59	12.47	563	1.27%	0.49%	0.85%	30.01%	30.48%
2018	38	9.65	9.59	367	0.89%	0.49%	0.85%	(12.21)%	(11.88)%
MFS VIT Utilities Series
2022	382	15.94	22.74	8,214	2.34%	0.49%	0.85%	2.78%	(3.05)%
2021	319	15.51	23.46	6,738	1.55%	0.49%	0.85%	15.98%	10.19%
2020	354	14.08	20.23	6,653	2.26%	0.49%	0.85%	4.74%	5.13%
2019	435	13.39	19.31	7,837	4.29%	0.49%	0.85%	23.75%	24.19%
2018	363	10.78	15.61	5,437	0.77%	0.49%	0.85%	(0.05)%	0.32%
Morgan Stanley VIF U.S. Real Estate Portfolio
2022	59	45.05	45.05	2,699	1.22%	0.85%	0.85%	(27.67)%	(27.67)%
2021	65	62.29	62.29	4,140	2.00%	0.85%	0.85%	38.62%	38.62%
2020	80	44.94	44.94	3,652	2.95%	0.85%	0.85%	(17.56)%	(17.56)%
2019	86	54.51	54.51	4,971	1.87%	0.85%	0.85%	17.94%	17.93%
2018	97	46.22	46.22	4,747	2.91%	0.85%	0.85%	(8.49)%	(8.50)%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
2022	34	14.64	21.52	661	0.15%	0.49%	0.85%	(7.90)%	(13.44)%
2021	34	15.89	24.86	735	0.26%	0.49%	0.85%	35.54%	28.31%
2020	34	12.39	18.34	566	0.77%	0.49%	0.85%	(3.66)%	(3.31)%
2019	39	12.81	19.04	660	0.22%	0.49%	0.85%	15.43%	15.86%
2018	52	11.06	16.49	791	0.26%	0.49%	0.85%	(16.20)%	(15.89)%
Neuberger Berman AMT Sustainable Equity Portfolio
2022	42	17.09	17.09	714	0.12%	0.49%	0.49%	(17.96)%	(19.05)%
2021	42	20.84	21.12	883	0.18%	0.49%	0.69%	22.56%	20.94%
2020	42	17.23	17.23	720	0.41%	0.49%	0.49%	18.66%	18.66%
2019	46	14.52	14.52	661	0.30%	0.49%	0.49%	24.97%	24.97%
2018	42	11.62	11.62	484	0.20%	0.49%	0.49%	(6.40)%	(6.40)%
NVIT Mid Cap Index Fund
2022	532	18.36	50.91	18,965	1.00%	0.49%	0.85%	(11.59)%	(16.27)%
2021	565	20.77	60.80	23,139	1.11%	0.49%	0.85%	25.87%	20.07%
2020	612	17.30	48.30	20,309	1.06%	0.49%	0.85%	11.89%	12.25%
2019	712	15.41	43.17	22,392	1.14%	0.49%	0.85%	24.35%	24.80%
2018	712	12.34	34.72	18,467	1.10%	0.49%	0.85%	(12.32)%	(12.00)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Pimco VIT Commodity Real Return Strategy Portfolio
2022	416	$8.76	$8.49	$3,588	22.01%	0.49%	0.85%	11.32%	4.79%
2021	306	7.87	8.10	2,443	4.59%	0.49%	0.85%	35.88%	28.83%
2020	205	6.11	5.96	1,241	6.88%	0.49%	0.85%	0.73%	0.94%
2019	231	6.05	5.92	1,390	4.51%	0.49%	0.85%	10.49%	10.90%
2018	215	5.46	5.36	1,166	2.11%	0.49%	0.85%	(14.87)%	(14.55)%
Pimco VIT Emerging Markets Bond Portfolio
2022	71	9.67	9.48	683	4.82%	0.49%	0.85%	(14.73)%	(17.79)%
2021	66	11.34	11.53	760	4.48%	0.49%	0.85%	(2.32)%	(4.63)%
2020	69	11.89	11.81	791	5.03%	0.49%	0.69%	5.98%	6.19%
2019	51	11.20	11.14	569	4.42%	0.49%	0.69%	13.97%	14.20%
2018	60	9.81	9.78	583	4.18%	0.49%	0.69%	(5.39)%	(5.20)%
Pimco VIT High Yield Portfolio
2022	1,196	12.34	24.36	25,371	5.03%	0.49%	0.85%	(8.23)%	(29.86)%
2021	1,764	13.45	34.73	37,942	4.45%	0.49%	0.85%	30.32%	0.32%
2020	1,630	13.41	26.65	34,247	5.28%	0.49%	0.85%	4.84%	5.24%
2019	1,408	12.74	25.42	32,438	4.94%	0.49%	0.85%	13.76%	14.15%
2018	1,300	11.16	22.34	26,828	5.09%	0.49%	0.85%	(3.48)%	(3.12)%
Pimco VIT Low Duration Portfolio
2022	5,090	9.89	12.89	61,148	1.65%	0.49%	0.85%	(3.60)%	(9.57)%
2021	5,897	10.26	14.26	75,872	0.52%	0.49%	0.85%	1.53%	(4.07)%
2020	5,946	10.70	14.04	78,240	1.31%	0.49%	0.85%	2.14%	2.48%
2019	6,209	10.44	13.75	81,066	2.77%	0.49%	0.85%	3.15%	3.52%
2018	6,166	10.08	13.33	78,136	1.92%	0.49%	0.85%	(0.51)%	(0.15)%
Pimco VIT Real Return Portfolio
2022	284	10.88	10.84	3,078	6.28%	0.49%	0.85%	(11.00)%	(13.61)%
2021	306	12.22	12.55	3,794	4.97%	0.49%	0.85%	5.86%	3.49%
2020	296	11.81	11.86	3,516	1.60%	0.49%	0.85%	10.73%	11.19%
2019	287	10.62	10.71	3,059	1.69%	0.49%	0.85%	7.52%	7.90%
2018	242	9.84	9.96	2,387	2.50%	0.49%	0.85%	(3.04)%	(2.69)%
Pimco VIT Total Return Portfolio
2022	7,843	10.39	15.81	106,703	2.60%	0.49%	0.85%	(12.35)%	(17.80)%
2021	8,818	11.86	19.24	139,410	1.82%	0.49%	0.85%	1.21%	(4.40)%
2020	9,223	12.41	19.01	149,444	2.31%	0.49%	0.85%	7.70%	8.16%
2019	9,011	11.47	17.65	137,172	3.00%	0.49%	0.85%	7.43%	7.82%
2018	8,263	10.64	16.42	119,934	2.55%	0.49%	0.85%	(1.38)%	(1.01)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Pioneer Bond VCT Portfolio
2022	129	$10.08	$9.99	$1,302	2.42%	0.49%	0.69%	(13.49)%	(15.41)%
2021	159	11.66	11.81	1,879	2.29%	0.49%	0.85%	0.84%	(1.41)%
2020	122	11.82	11.71	1,435	3.29%	0.49%	0.69%	7.55%	8.18%
2019	119	10.93	10.89	1,297	3.04%	0.49%	0.69%	8.53%	8.74%
2018	10	10.04	10.04	100	1.07%	0.69%	0.69%	0.39%	0.39%
Pioneer Fund VCT Portfolio
2022	106	22.64	45.07	4,083	0.65%	0.49%	0.85%	(17.67)%	(20.18)%
2021	110	27.50	56.46	5,330	0.32%	0.49%	0.85%	26.90%	23.92%
2020	170	22.19	44.49	5,141	0.78%	0.49%	0.85%	23.22%	23.68%
2019	189	17.94	36.11	5,051	1.07%	0.49%	0.85%	30.22%	30.69%
2018	117	13.73	27.73	2,927	1.12%	0.49%	0.85%	(2.35)%	(1.99)%
Pioneer Mid Cap Value VCT Portfolio
2022	68	16.15	23.89	1,631	1.39%	0.49%	0.85%	(3.75)%	(9.56)%
2021	59	16.78	26.41	1,527	0.83%	0.49%	0.85%	32.36%	25.27%
2020	63	13.39	19.95	1,250	1.06%	0.49%	0.85%	1.03%	1.37%
2019	73	13.21	19.75	1,448	1.09%	0.49%	0.85%	27.00%	27.46%
2018	86	10.36	15.55	1,303	0.47%	0.49%	0.85%	(20.18)%	(19.89)%
Pioneer Select Mid Cap Growth VCT Portfolio
2022	163	18.07	40.15	5,245	0.00%	0.49%	0.85%	(29.50)%	(31.64)%
2021	178	25.63	58.73	8,306	0.00%	0.49%	0.85%	7.15%	4.64%
2020	206	24.49	54.81	8,766	0.00%	0.49%	0.85%	37.98%	38.53%
2019	221	17.68	39.72	7,307	0.00%	0.49%	0.85%	31.96%	32.43%
2018	261	13.35	30.10	6,217	0.00%	0.49%	0.85%	(7.28)%	(6.94)%
Prudential Series Fund Equity Portfolio
2022	41	38.79	37.74	1,557	0.00%	0.65%	0.85%	57.32%	(27.88)%
2021	42	24.66	52.33	2,138	0.00%	0.49%	0.85%	21.91%	(43.89)%
2020	43	43.94	42.93	1,828	0.00%	0.65%	0.85%	27.40%	27.66%
2019	46	34.42	26.83	1,559	0.00%	0.65%	0.85%	27.28%	27.53%
2018	50	26.99	21.08	1,302	0.00%	0.65%	0.85%	(6.04)%	(5.85)%
Prudential Series Fund Natural Resources Portfolio
2022	32	9.39	15.27	464	0.00%	0.49%	0.85%	22.80%	17.50%
2021	41	7.64	12.99	511	0.00%	0.49%	0.85%	27.15%	22.54%
2020	49	6.24	10.22	485	0.00%	0.49%	0.85%	10.83%	11.20%
2019	63	5.61	9.22	573	0.00%	0.49%	0.85%	9.32%	9.71%
2018	79	5.11	8.43	630	0.00%	0.49%	0.85%	(19.11)%	(18.81)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Putnam VT Equity Income Fund
2022	579	$20.83	$35.40	$16,564	1.40%	0.49%	0.85%	(0.92)%	(6.17)%
2021	582	21.02	37.73	17,294	1.16%	0.49%	0.85%	29.21%	23.26%
2020	584	17.06	29.20	14,452	1.86%	0.49%	0.85%	4.92%	5.29%
2019	737	16.20	27.83	16,813	1.86%	0.49%	0.85%	29.30%	29.76%
2018	612	12.48	21.53	11,559	0.72%	0.49%	0.85%	(9.27)%	(8.94)%
Putnam VT Global Asset Allocation Fund
2022	56	14.10	13.77	770	1.66%	0.49%	0.85%	(14.50)%	(18.22)%
2021	59	16.49	16.83	973	0.91%	0.49%	0.85%	15.62%	11.39%
2020	61	14.81	14.56	890	2.29%	0.49%	0.85%	11.66%	12.01%
2019	64	13.22	13.04	838	1.82%	0.49%	0.85%	16.42%	16.84%
2018	85	11.31	11.20	953	2.50%	0.49%	0.85%	(7.82)%	(7.48)%
Putnam VT Global Health Care Fund
2022	140	21.47	32.60	4,438	0.41%	0.49%	0.85%	(2.51)%	(7.47)%
2021	153	22.02	35.23	5,163	1.09%	0.49%	0.85%	20.94%	15.61%
2020	160	19.05	29.13	4,566	0.53%	0.49%	0.85%	15.27%	15.73%
2019	188	16.46	25.27	4,690	0.00%	0.49%	0.85%	29.19%	29.66%
2018	217	12.70	19.56	4,169	1.04%	0.49%	0.85%	(1.44)%	(1.08)%
Putnam VT Income Fund
2022	502	9.96	9.69	4,952	5.90%	0.49%	0.85%	(11.81)%	(16.25)%
2021	551	11.30	11.57	6,332	1.62%	0.49%	0.85%	(2.94)%	(7.16)%
2020	550	12.17	11.93	6,656	5.33%	0.49%	0.85%	5.07%	5.47%
2019	819	11.54	11.35	9,414	2.14%	0.49%	0.85%	11.29%	11.70%
2018	387	10.33	10.19	3,978	4.03%	0.49%	0.85%	(0.49)%	(0.13)%
Putnam VT International Equity Fund
2022	100	13.10	12.79	1,299	1.81%	0.49%	0.85%	(13.24)%	(17.02)%
2021	97	15.10	15.41	1,482	1.38%	0.49%	0.85%	10.40%	6.36%
2020	109	14.20	13.96	1,537	1.96%	0.49%	0.85%	11.40%	11.77%
2019	108	12.70	12.53	1,364	1.61%	0.49%	0.85%	24.49%	24.95%
2018	102	10.16	10.11	1,036	1.41%	0.49%	0.69%	(19.51)%	(19.35)%
Putnam VT International Value Fund
2022	87	12.19	11.85	1,057	2.13%	0.49%	0.85%	(4.90)%	(9.68)%
2021	93	12.81	13.12	1,219	2.31%	0.49%	0.85%	16.02%	11.99%
2020	105	11.44	11.31	1,202	2.63%	0.49%	0.69%	3.51%	3.72%
2019	83	11.03	10.85	908	2.85%	0.49%	0.85%	19.42%	19.85%
2018	88	9.20	9.14	812	2.03%	0.49%	0.69%	(17.95)%	(17.79)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Putnam VT Mortgage Securities Fund
2022	265	$9.40	$10.12	$2,652	9.85%	0.49%	0.85%	(8.03)%	(12.89)%
2021	356	10.22	11.62	3,909	0.00%	0.49%	0.85%	(2.33)%	(6.82)%
2020	399	10.97	11.90	4,609	9.68%	0.49%	0.85%	(2.40)%	(2.03)%
2019	543	11.20	12.19	6,460	2.18%	0.49%	0.85%	12.25%	12.64%
2018	531	9.94	10.86	5,669	2.83%	0.49%	0.85%	(1.76)%	(1.39)%
Putnam VT Multi-Cap Core Fund
2022	67	22.49	22.35	1,499	1.38%	0.49%	0.85%	(13.62)%	(17.53)%
2021	58	26.04	27.10	1,550	0.95%	0.49%	0.85%	32.22%	27.16%
2020	58	20.48	20.50	1,193	1.33%	0.49%	0.85%	16.64%	17.08%
2019	59	17.49	17.14	1,028	1.35%	0.49%	0.85%	30.89%	31.36%
2018	56	13.32	13.10	752	1.28%	0.49%	0.85%	(8.24)%	(7.90)%
Putnam VT Small Cap Value Fund
2022	12	15.69	15.45	192	0.67%	0.65%	0.85%	(12.19)%	(14.69)%
2021	9	17.87	18.11	163	1.23%	0.65%	0.85%	40.92%	37.47%
2020	10	13.00	12.85	135	1.16%	0.65%	0.85%	3.33%	3.52%
2019	3	12.56	12.44	32	0.96%	0.65%	0.85%	23.48%	23.72%
2018	2	10.15	10.07	25	0.48%	0.65%	0.85%	(20.37)%	(20.21)%
Royce Capital Fund - Small-Cap Portfolio
2022	101	28.28	27.52	2,794	0.08%	0.65%	0.85%	97.35%	(12.43)%
2021	112	14.33	31.43	3,456	1.21%	0.49%	0.85%	30.63%	25.88%
2020	118	11.39	24.06	2,855	0.92%	0.49%	0.85%	(8.10)%	(7.81)%
2019	127	12.35	26.18	3,373	0.42%	0.49%	0.85%	17.44%	17.86%
2018	137	10.47	22.30	3,092	0.29%	0.49%	0.85%	(9.28)%	(8.94)%
Schwab Government Money Market Portfolio
2022	15,833	10.15	12.88	171,626	1.48%	0.49%	0.85%	3.75%	0.59%
2021	13,156	9.78	12.80	142,709	0.06%	0.49%	0.85%	(0.79)%	(3.12)%
2020	15,575	10.09	12.91	168,645	0.14%	0.49%	0.85%	(0.58)%	(0.16)%
2019	11,949	10.11	12.98	134,758	1.88%	0.49%	0.85%	1.05%	1.41%
2018	11,061	9.97	12.84	124,026	1.54%	0.49%	0.85%	0.67%	1.03%
Schwab S&P 500 Index Portfolio
2022	15,106	22.38	67.20	466,558	1.25%	0.49%	0.85%	(16.26)%	(18.81)%
2021	16,187	26.73	82.76	615,857	1.26%	0.49%	0.85%	27.58%	24.59%
2020	17,207	21.45	64.87	511,660	1.21%	0.49%	0.85%	17.28%	17.67%
2019	16,583	18.23	55.31	438,290	1.81%	0.49%	0.85%	30.37%	30.84%
2018	15,012	13.93	42.43	321,809	1.68%	0.49%	0.85%	(5.22)%	(4.87)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Schwab VIT Balanced Portfolio
2022	297	$11.85	$11.70	$3,519	1.53%	0.49%	0.69%	(14.16)%	(16.25)%
2021	338	13.81	13.97	4,714	1.29%	0.49%	0.69%	8.67%	6.44%
2020	492	12.97	12.85	6,373	1.93%	0.49%	0.69%	7.45%	7.74%
2019	571	12.04	11.96	6,873	1.58%	0.49%	0.69%	13.46%	13.69%
2018	429	10.59	10.54	4,544	1.19%	0.49%	0.69%	(5.29)%	(5.10)%
Schwab VIT Balanced With Growth Portfolio
2022	384	12.96	12.79	4,964	1.59%	0.49%	0.69%	(15.46)%	(17.52)%
2021	407	15.34	15.51	6,292	1.29%	0.49%	0.69%	11.92%	9.63%
2020	501	13.99	13.86	6,996	2.18%	0.49%	0.69%	9.29%	9.54%
2019	574	12.77	12.68	7,323	1.73%	0.49%	0.69%	17.24%	17.47%
2018	432	10.87	10.81	4,687	1.37%	0.49%	0.69%	(7.35)%	(7.17)%
Schwab VIT Growth Portfolio
2022	58	13.97	13.78	802	1.20%	0.49%	0.69%	(16.71)%	(18.74)%
2021	124	16.77	16.96	2,098	1.16%	0.49%	0.69%	15.18%	12.82%
2020	292	14.87	14.73	4,342	2.47%	0.49%	0.69%	10.57%	10.77%
2019	235	13.42	13.32	3,149	1.76%	0.49%	0.69%	20.01%	20.25%
2018	235	11.16	11.10	2,627	0.58%	0.49%	0.69%	(8.99)%	(8.80)%
T. Rowe Price Health Sciences Portfolio
2022	60	25.40	24.97	1,511	0.00%	0.49%	0.69%	(11.57)%	(14.38)%
2021	60	28.73	29.17	1,753	0.00%	0.49%	0.69%	14.04%	10.85%
2020	62	25.91	25.57	1,611	0.00%	0.49%	0.69%	28.71%	28.99%
2019	58	20.09	19.87	1,171	0.00%	0.49%	0.69%	28.06%	28.31%
2018	97	15.66	15.51	1,522	0.00%	0.49%	0.69%	0.41%	0.61%
T. Rowe Price Health Sciences Portfolio Class II
2022	181	24.52	24.90	4,463	0.00%	0.65%	0.85%	(11.92)%	(14.74)%
2021	177	27.84	29.21	5,016	0.00%	0.65%	0.85%	13.60%	10.41%
2020	163	25.22	25.71	4,156	0.00%	0.65%	0.85%	28.17%	28.43%
2019	121	20.29	19.42	2,475	0.00%	0.65%	0.85%	27.54%	27.80%
2018	129	15.88	15.73	2,072	0.00%	0.65%	0.85%	(0.01)%	0.20%
Templeton Foreign VIP Fund
2022	491	8.77	11.92	5,595	3.11%	0.49%	0.85%	(5.51)%	(10.50)%
2021	521	9.28	13.32	6,474	1.83%	0.49%	0.85%	5.72%	0.85%
2020	521	9.20	12.60	6,240	3.58%	0.49%	0.85%	(2.01)%	(1.68)%
2019	586	9.36	12.86	7,197	1.76%	0.49%	0.85%	11.58%	11.98%
2018	637	8.36	11.52	6,933	2.67%	0.49%	0.85%	(16.16)%	(15.86)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Templeton Global Bond VIP Fund
2022	921	$8.47	$8.37	$7,773	0.00%	0.49%	0.85%	(2.79)%	(7.19)%
2021	957	8.72	9.02	8,555	0.00%	0.49%	0.85%	(4.34)%	(8.01)%
2020	938	9.48	9.43	8,884	8.91%	0.49%	0.85%	(6.08)%	(5.71)%
2019	932	10.05	9.85	9,464	7.07%	0.49%	0.85%	1.15%	1.51%
2018	942	9.90	9.74	9,391	0.00%	0.49%	0.85%	1.07%	1.43%
Third Avenue Value Portfolio Variable Series
2022	92	14.81	14.33	1,358	1.48%	0.65%	0.85%	18.98%	11.53%
2021	102	12.45	12.85	1,302	0.70%	0.65%	0.85%	24.91%	17.56%
2020	111	10.59	10.28	1,164	2.87%	0.65%	0.85%	(3.26)%	(3.02)%
2019	120	10.92	10.63	1,311	0.27%	0.65%	0.85%	11.51%	11.73%
2018	131	9.78	9.53	1,286	1.81%	0.65%	0.85%	(21.02)%	(20.86)%
Touchstone VST Bond Fund
2022	488	9.96	12.55	5,911	2.01%	0.49%	0.85%	(11.89)%	(16.71)%
2021	519	11.31	15.06	7,232	2.45%	0.49%	0.85%	0.47%	(4.34)%
2020	520	11.82	14.99	7,345	1.95%	0.49%	0.85%	8.81%	9.16%
2019	476	10.83	13.78	6,087	1.24%	0.49%	0.85%	9.53%	9.92%
2018	640	9.85	12.58	7,336	2.16%	0.49%	0.85%	(2.71)%	(2.36)%
Touchstone VST Common Stock Fund
2022	195	21.46	46.61	8,896	0.41%	0.49%	0.85%	(15.79)%	(20.39)%
2021	204	25.49	58.55	11,323	0.55%	0.49%	0.85%	30.02%	23.79%
2020	221	20.59	45.03	9,644	0.66%	0.49%	0.85%	22.64%	23.06%
2019	279	16.73	36.72	9,724	0.53%	0.49%	0.85%	27.49%	27.95%
2018	327	13.07	28.80	8,816	1.26%	0.49%	0.85%	(8.83)%	(8.50)%
Touchstone VST Common Stock Fund Class SC
2022	98	20.85	46.10	4,136	0.22%	0.49%	0.85%	(15.92)%	(20.52)%
2021	119	24.80	58.00	5,824	0.41%	0.49%	0.85%	29.73%	23.53%
2020	118	20.08	44.71	4,503	0.67%	0.49%	0.85%	22.45%	22.88%
2019	127	16.34	36.51	4,012	1.21%	0.49%	0.85%	26.22%	26.68%
2018	144	12.90	28.93	3,510	0.46%	0.49%	0.85%	(8.76)%	(8.43)%
Touchstone VST Small Company Fund
2022	158	20.20	45.91	5,464	0.03%	0.49%	0.85%	(12.50)%	(17.29)%
2021	179	23.09	55.51	6,976	0.06%	0.49%	0.85%	26.29%	20.24%
2020	224	19.20	43.95	6,839	0.17%	0.49%	0.85%	17.68%	18.08%
2019	262	16.26	37.35	7,015	0.02%	0.49%	0.85%	20.37%	20.80%
2018	277	13.46	31.03	6,249	0.00%	0.49%	0.85%	(8.76)%	(8.43)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Van Eck VIP Unconstrained Emerging Markets Bond Fund
2022	259	$9.59	$11.71	$3,045	4.50%	0.49%	0.85%	(4.82)%	(10.03)%
2021	258	10.07	13.01	3,285	5.11%	0.49%	0.85%	(2.42)%	(7.09)%
2020	298	10.84	13.34	4,021	7.88%	0.49%	0.85%	7.99%	8.41%
2019	300	10.00	12.35	3,745	0.35%	0.49%	0.85%	11.66%	12.07%
2018	341	8.93	11.06	3,798	7.60%	0.49%	0.85%	(6.94)%	(6.60)%
Van Eck VIP Global Resources
2022	500	8.22	13.50	5,045	1.35%	0.49%	0.85%	10.58%	4.53%
2021	508	7.44	12.91	4,696	0.29%	0.49%	0.85%	20.69%	14.91%
2020	795	6.47	10.70	5,703	1.03%	0.49%	0.85%	17.83%	18.29%
2019	313	5.47	9.08	2,434	0.00%	0.49%	0.85%	10.60%	10.99%
2018	305	4.93	8.21	2,199	0.00%	0.49%	0.85%	(29.04)%	(28.77)%
Vanguard VIF Capital Growth Portfolio
2022	214	23.41	23.01	5,001	0.89%	0.49%	0.69%	(14.61)%	(17.33)%
2021	236	27.42	27.84	6,557	0.96%	0.49%	0.69%	22.55%	19.13%
2020	247	23.02	22.71	5,699	1.61%	0.49%	0.69%	16.66%	16.89%
2019	305	19.69	19.47	6,001	1.09%	0.49%	0.69%	25.63%	25.87%
2018	375	15.64	15.50	5,848	0.82%	0.49%	0.69%	(1.86)%	(1.66)%
Vanguard VIF Diversified Value Portfolio
2022	297	18.33	18.01	5,429	1.16%	0.49%	0.69%	(10.57)%	(13.42)%
2021	333	20.49	20.81	6,915	1.16%	0.49%	0.69%	31.56%	27.87%
2020	370	16.03	15.82	5,911	2.82%	0.49%	0.69%	10.99%	11.22%
2019	372	14.41	14.25	5,365	2.66%	0.49%	0.69%	24.83%	25.08%
2018	371	11.52	11.41	4,264	2.20%	0.49%	0.69%	(9.75)%	(9.56)%
Vanguard VIF Mid-Cap Index Portfolio
2022	501	19.20	18.87	9,589	1.14%	0.49%	0.69%	(17.98)%	(20.59)%
2021	540	23.40	23.76	12,776	1.10%	0.49%	0.69%	25.39%	21.88%
2020	798	19.20	18.95	15,285	1.62%	0.49%	0.69%	17.27%	17.52%
2019	792	16.34	16.16	12,910	1.42%	0.49%	0.69%	29.97%	30.24%
2018	756	12.55	12.43	9,469	1.00%	0.49%	0.69%	(9.96)%	(9.78)%
Vanguard VIF Real Estate Index Portfolio
2022	264	15.00	14.74	3,946	1.81%	0.49%	0.69%	(25.53)%	(27.91)%
2021	386	20.14	20.45	7,878	1.79%	0.49%	0.69%	41.38%	37.42%
2020	306	14.66	14.47	4,485	2.85%	0.49%	0.69%	(5.51)%	(5.31)%
2019	397	15.48	15.31	6,143	2.35%	0.49%	0.69%	27.92%	28.17%
2018	294	12.08	11.97	3,548	3.01%	0.49%	0.69%	(6.01)%	(5.82)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios

		Low	High			Low	High	Low	High

Vanguard VIF Small Company Growth Portfolio
2022	129	$17.91	$17.61	$2,301	0.27%	0.49%	0.69%	(24.58)%	(26.98)%
2021	142	23.75	24.11	3,399	0.36%	0.49%	0.69%	15.17%	11.95%
2020	221	21.22	20.94	4,689	0.75%	0.49%	0.69%	22.37%	22.56%
2019	254	17.31	17.11	4,383	0.46%	0.49%	0.69%	27.23%	27.48%
2018	241	13.58	13.45	3,261	0.32%	0.49%	0.69%	(7.90)%	(7.72)%

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.